UNITED STATES

ECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4118

Fidelity Securities Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® OTC Portfolio

April 30, 2018

OTC-QTLY-0618
1.800345.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.0%
Automobiles - 2.9%
Tesla, Inc. (a)(b)	1,856,321	$545,573
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	117,500	5,593
Weight Watchers International, Inc. (a)	117,200	8,210
		13,803
Hotels, Restaurants & Leisure - 2.9%
Bluegreen Vacations Corp.	483,200	11,244
Caesars Entertainment Corp. (a)	734,800	8,340
Chipotle Mexican Grill, Inc. (a)	166,100	70,315
Churchill Downs, Inc.	313,400	86,060
Del Frisco's Restaurant Group, Inc. (a)	494,300	7,859
Hilton Grand Vacations, Inc. (a)	519,600	22,343
Hilton Worldwide Holdings, Inc.	121,000	9,540
Marriott International, Inc. Class A	1,672,900	228,652
Marriott Vacations Worldwide Corp.	27,400	3,360
Royal Caribbean Cruises Ltd.	142,200	15,385
Texas Roadhouse, Inc. Class A	99,800	6,395
U.S. Foods Holding Corp. (a)	1,116,900	38,176
Vail Resorts, Inc.	9,362	2,147
Wingstop, Inc.	511,120	24,973
		534,789
Household Durables - 0.7%
Lennar Corp. Class A	66,400	3,512
Roku, Inc.	3,613,398	117,580
		121,092
Internet & Direct Marketing Retail - 11.0%
Amazon.com, Inc. (a)	869,008	1,360,979
Groupon, Inc. (a)(b)(c)	32,099,953	148,944
JD.com, Inc. sponsored ADR (a)	875,750	31,974
Netflix, Inc. (a)	830,860	259,611
The Booking Holdings, Inc. (a)	78,560	171,104
Wayfair LLC Class A (a)(b)	1,021,568	63,644
		2,036,256
Media - 0.1%
AMC Entertainment Holdings, Inc. Class A (b)	133,100	2,323
China Literature Ltd. (a)(d)	743,800	5,991
Comcast Corp. Class A	106,000	3,327
Liberty Media Corp. Liberty Media Class A (a)	232,396	6,533
Turn, Inc. (Escrow) (e)(f)	1,199,041	797
		18,971
Multiline Retail - 2.0%
Avenue Supermarts Ltd. (a)(d)	101,832	2,271
Dollar Tree, Inc. (a)	3,807,500	365,101
		367,372
Specialty Retail - 1.0%
Burlington Stores, Inc. (a)	165,700	22,510
Five Below, Inc. (a)	197,800	13,967
Lowe's Companies, Inc.	284,900	23,484
Ross Stores, Inc.	1,126,600	91,086
Ulta Beauty, Inc. (a)	113,010	28,355
Urban Outfitters, Inc. (a)	286,900	11,553
		190,955
Textiles, Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co.	77,800	6,458
Despegar.com Corp.	406,400	11,932
G-III Apparel Group Ltd. (a)	194,900	7,112
Homology Medicines, Inc. (a)(b)	152,300	3,044
Kering SA (b)	119,500	69,210
lululemon athletica, Inc. (a)	1,104,774	110,256
LVMH Moet Hennessy - Louis Vuitton SA	5,927	2,063
Prada SpA	1,916,400	9,724
PVH Corp.	78,700	12,566
Under Armour, Inc. Class C (non-vtg.) (a)(b)	146,700	2,252
		234,617

TOTAL CONSUMER DISCRETIONARY		4,063,428

CONSUMER STAPLES - 2.8%
Beverages - 0.8%
Dr. Pepper Snapple Group, Inc.	169,800	20,369
Monster Beverage Corp. (a)	980,440	53,924
PepsiCo, Inc.	770,000	77,724
		152,017
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	1,111,383	219,120
Performance Food Group Co. (a)	1,120,500	36,360
		255,480
Food Products - 0.5%
Mondelez International, Inc.	950,952	37,563
nLIGHT, Inc. (a)	22,500	561
The Hain Celestial Group, Inc. (a)	436,700	12,721
The Kraft Heinz Co.	759,800	42,838
		93,683
Tobacco - 0.1%
British American Tobacco PLC sponsored ADR	139,800	7,636
Philip Morris International, Inc.	90,400	7,413
		15,049

TOTAL CONSUMER STAPLES		516,229

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.	40,900	2,753
Andeavor	31,400	4,343
Cenovus Energy, Inc.	189,900	1,902
Centennial Resource Development, Inc. Class A (a)	1,586,800	29,356
Delek U.S. Holdings, Inc.	38,600	1,828
Diamondback Energy, Inc. (a)	924,800	118,791
Extraction Oil & Gas, Inc. (a)	274,294	3,873
Reliance Industries Ltd.	1,946,989	28,111
Viper Energy Partners LP	68,500	1,973
Whiting Petroleum Corp. (a)	699,300	28,545
		221,475
FINANCIALS - 5.1%
Banks - 1.8%
Bank of America Corp.	581,700	17,404
Bank of the Ozarks, Inc.	257,200	12,037
Citigroup, Inc.	274,600	18,747
Commerce Bancshares, Inc.	715,586	45,454
Fifth Third Bancorp	334,700	11,102
Huntington Bancshares, Inc.	7,776,300	115,945
Investors Bancorp, Inc.	2,682,400	35,864
PacWest Bancorp	1,040,400	53,310
Signature Bank (a)	23,800	3,026
UMB Financial Corp.	347,900	26,642
		339,531
Capital Markets - 2.6%
BlackRock, Inc. Class A	46,300	24,145
Carlyle Group LP	630,500	12,925
Cboe Global Markets, Inc.	211,800	22,616
Charles Schwab Corp.	76,200	4,243
CME Group, Inc.	131,200	20,688
E*TRADE Financial Corp. (a)	749,720	45,493
Goldman Sachs Group, Inc.	42,400	10,105
Morgan Stanley	167,900	8,667
Northern Trust Corp.	893,200	95,349
TD Ameritrade Holding Corp.	3,914,000	227,364
		471,595
Consumer Finance - 0.6%
Capital One Financial Corp.	1,233,500	111,780
Diversified Financial Services - 0.0%
GDS Holdings Ltd. ADR (a)	67,900	1,981
Insurance - 0.1%
Chubb Ltd.	51,300	6,960
The Travelers Companies, Inc.	55,400	7,291
		14,251

TOTAL FINANCIALS		939,138

HEALTH CARE - 9.2%
Biotechnology - 7.0%
Acceleron Pharma, Inc. (a)	44,100	1,540
Achaogen, Inc. (a)(b)	98,300	1,407
Adamas Pharmaceuticals, Inc. (a)(b)	143,100	4,320
Agios Pharmaceuticals, Inc. (a)	148,535	12,464
Alexion Pharmaceuticals, Inc. (a)	986,689	116,064
Alkermes PLC (a)	1,245,236	55,127
Alnylam Pharmaceuticals, Inc. (a)	277,300	26,213
Amgen, Inc.	1,318,834	230,110
AnaptysBio, Inc. (a)	93,761	8,793
Arena Pharmaceuticals, Inc. (a)	134,300	5,351
Atara Biotherapeutics, Inc. (a)	40,700	1,642
Audentes Therapeutics, Inc. (a)	49,600	1,853
BeiGene Ltd. ADR (a)	52,900	8,971
BioMarin Pharmaceutical, Inc. (a)	152,256	12,715
bluebird bio, Inc. (a)	363,726	61,888
Blueprint Medicines Corp. (a)	151,900	11,654
Cellectis SA sponsored ADR (a)(b)	402,400	11,549
Chiasma, Inc. (a)(b)	779,500	1,130
Chimerix, Inc. (a)	52,700	241
Coherus BioSciences, Inc. (a)(b)	1,199,902	14,519
CytomX Therapeutics, Inc. (a)	485,000	12,756
CytomX Therapeutics, Inc. (a)(d)	244,269	6,424
DBV Technologies SA sponsored ADR (a)(b)	1,070,800	23,504
Denali Therapeutics, Inc. (a)(b)	829,800	15,335
Dicerna Pharmaceuticals, Inc. (a)(b)	307,207	3,751
Editas Medicine, Inc. (a)	200,244	6,288
Epizyme, Inc. (a)	127,000	1,632
FibroGen, Inc. (a)	195,200	8,872
Flexion Therapeutics, Inc. (a)(b)	124,500	3,103
GenSight Biologics SA (a)(d)	243,848	922
Heron Therapeutics, Inc. (a)	1,252,815	37,960
ImmunoGen, Inc. (a)	195,900	2,153
Intercept Pharmaceuticals, Inc. (a)(b)	417,919	28,423
Ionis Pharmaceuticals, Inc. (a)	428,902	18,456
Iovance Biotherapeutics, Inc. (a)	360,400	5,226
Ironwood Pharmaceuticals, Inc. Class A (a)	1,944,542	35,235
Jounce Therapeutics, Inc. (a)(b)	561,463	11,561
Macrogenics, Inc. (a)	162,600	3,750
Neurocrine Biosciences, Inc. (a)	811,400	65,788
Ovid Therapeutics, Inc.	300,536	2,849
Portola Pharmaceuticals, Inc. (a)	319,598	11,547
Regeneron Pharmaceuticals, Inc. (a)	582,800	176,985
Sage Therapeutics, Inc. (a)	221,275	31,846
Sarepta Therapeutics, Inc. (a)	238,400	18,204
Spark Therapeutics, Inc. (a)(b)	334,290	25,513
Spectrum Pharmaceuticals, Inc. (a)	371,400	5,913
Surface Oncology, Inc.	133,100	1,910
TESARO, Inc. (a)(b)	1,744,700	88,823
Trevena, Inc. (a)	512,521	953
Ultragenyx Pharmaceutical, Inc. (a)	112,096	5,699
uniQure B.V. (a)	410,210	11,978
Vertex Pharmaceuticals, Inc. (a)	59,100	9,052
Xencor, Inc. (a)	732,168	21,226
Zai Lab Ltd. ADR	130,900	2,444
		1,293,632
Health Care Equipment & Supplies - 0.3%
AxoGen, Inc. (a)	86,000	3,423
Boston Scientific Corp. (a)	193,500	5,557
DexCom, Inc. (a)	76,400	5,591
Insulet Corp. (a)	91,200	7,843
Intuitive Surgical, Inc. (a)	56,746	25,013
Quanterix Corp. (a)(b)	229,300	3,887
ViewRay, Inc. (a)(b)	431,200	3,182
		54,496
Health Care Providers & Services - 0.3%
G1 Therapeutics, Inc.	322,672	12,374
National Vision Holdings, Inc.	492,895	16,404
OptiNose, Inc. (b)	434,816	9,305
OptiNose, Inc. (d)	382,170	8,178
R1 RCM, Inc. (a)	723,202	5,373
UnitedHealth Group, Inc.	8,100	1,915
		53,549
Health Care Technology - 0.7%
athenahealth, Inc. (a)	1,028,383	125,946
Castlight Health, Inc. Class B (a)	53,000	199
Ping An Healthcare and Technology Co. Ltd. (a)	384,600	2,685
Teladoc, Inc. (a)	197,200	8,480
		137,310
Pharmaceuticals - 0.9%
Akcea Therapeutics, Inc.	119,720	3,126
AstraZeneca PLC sponsored ADR	563,900	20,035
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(e)(f)(g)(h)	30,303	15,454
Collegium Pharmaceutical, Inc. (a)(b)	659,300	15,592
CymaBay Therapeutics, Inc. (a)	137,000	1,593
Dova Pharmaceuticals, Inc. (b)	313,700	9,038
Intra-Cellular Therapies, Inc. (a)	127,636	2,223
Jazz Pharmaceuticals PLC (a)	92,800	14,109
MyoKardia, Inc. (a)	46,700	2,307
Nektar Therapeutics (a)	696,700	58,286
The Medicines Company (a)	237,700	7,152
Theravance Biopharma, Inc. (a)(b)	180,900	4,354
Valeant Pharmaceuticals International, Inc. (Canada) (a)	207,300	3,746
Zogenix, Inc. (a)	284,300	11,173
		168,188

TOTAL HEALTH CARE		1,707,175

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	203,488	34,389
Class C (e)(f)	7,092	1,199
		35,588
Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. (a)	166,500	3,370
Airlines - 0.7%
American Airlines Group, Inc.	2,067,132	88,742
Spirit Airlines, Inc. (a)	411,500	14,699
United Continental Holdings, Inc. (a)	337,000	22,761
Wheels Up Partners Holdings LLC Series B (a)(e)(f)(g)	1,760,377	3,996
		130,198
Building Products - 0.0%
Kajaria Ceramics Ltd.	615,124	5,037
Commercial Services & Supplies - 0.0%
Copart, Inc. (a)	89,600	4,577
Evoqua Water Technologies Corp. (a)	268,400	5,483
		10,060
Industrial Conglomerates - 0.0%
General Electric Co.	131,300	1,847
Machinery - 0.1%
PACCAR, Inc.	162,200	10,327
Road & Rail - 0.3%
J.B. Hunt Transport Services, Inc.	329,791	38,727
Old Dominion Freight Lines, Inc.	92,100	12,329
		51,056

TOTAL INDUSTRIALS		247,483

INFORMATION TECHNOLOGY - 55.2%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	20,800	5,503
Carvana Co. Class A	125,300	3,284
Cisco Systems, Inc.	83,900	3,716
NETGEAR, Inc. (a)	277,900	15,368
Quantenna Communications, Inc. (a)	292,000	3,700
		31,571
Internet Software & Services - 18.3%
2U, Inc. (a)	198,241	15,956
58.com, Inc. ADR (a)	25,600	2,237
Akamai Technologies, Inc. (a)	476,900	34,170
Alibaba Group Holding Ltd. sponsored ADR (a)	85,800	15,319
Alphabet, Inc.:
Class A (a)	1,113,327	1,134,013
Class C (a)	454,469	462,345
ANGI Homeservices, Inc. Class A (a)(b)	1,128,245	15,073
CarGurus, Inc. Class A (b)	1,390,649	42,999
Cloudera, Inc.	134,000	1,910
Delivery Hero AG (d)	45,500	2,176
DocuSign, Inc.	53,400	2,063
Dropbox, Inc.:
Class A (a)	92,800	2,794
Class B	221,016	5,989
eBay, Inc. (a)	952,300	36,073
Facebook, Inc. Class A (a)	4,707,314	809,658
GMO Internet, Inc.	197,600	3,642
GoDaddy, Inc. (a)	850,400	54,902
Gogo, Inc. (a)(b)	1,081,200	10,185
GrubHub, Inc. (a)(b)	162,700	16,455
IAC/InterActiveCorp (a)	131,645	21,345
Instructure, Inc. (a)	190,579	7,728
Match Group, Inc. (a)(b)	739,200	34,831
MercadoLibre, Inc.	149,200	50,670
Mimecast Ltd. (a)	50,900	1,937
Momo, Inc. ADR (a)	402,600	14,051
NetEase, Inc. ADR	97,540	25,075
New Relic, Inc. (a)	955,383	66,772
Nutanix, Inc.:
Class A (a)	3,265,440	165,199
Class B (d)	311,503	15,759
Okta, Inc.	36,900	1,580
Shopify, Inc. Class A (a)	538,726	72,173
Tencent Holdings Ltd.	1,511,300	74,300
Tencent Holdings Ltd. sponsored ADR	198,800	9,767
Twilio, Inc. Class A (a)	407,558	17,203
Wix.com Ltd. (a)	223,200	18,358
Yahoo!, Inc.	1,525,600	106,914
		3,371,621
IT Services - 1.7%
AppNexus, Inc. warrants (a)(e)(f)	1	0
Ceridian HCM Holding, Inc.	62,200	1,964
FleetCor Technologies, Inc. (a)	18,500	3,835
MasterCard, Inc. Class A	31,100	5,544
PayPal Holdings, Inc. (a)	3,287,700	245,295
Square, Inc. (a)	1,066,899	50,507
Visa, Inc. Class A	43,600	5,532
Worldpay, Inc. (a)	96,800	7,862
		320,539
Semiconductors & Semiconductor Equipment - 8.9%
Acacia Communications, Inc. (a)	141,400	3,980
Analog Devices, Inc.	1,153,000	100,715
ASML Holding NV	90,700	17,092
Broadcom, Inc.	931,666	213,743
Intel Corp.	1,355,300	69,961
Lam Research Corp.	93,800	17,359
Marvell Technology Group Ltd.	6,705,600	134,514
Micron Technology, Inc. (a)	3,654,644	168,041
Monolithic Power Systems, Inc.	48,600	5,691
NVIDIA Corp.	2,707,601	608,939
NXP Semiconductors NV (a)	121,800	12,777
Qorvo, Inc. (a)	263,100	17,733
Qualcomm, Inc.	4,511,776	230,146
Renesas Electronics Corp. (a)	1,366,600	14,351
United Microelectronics Corp. sponsored ADR (b)	10,022,000	26,759
Xilinx, Inc.	109,000	7,002
		1,648,803
Software - 18.1%
Activision Blizzard, Inc.	10,907,009	723,680
Adobe Systems, Inc. (a)	902,000	199,883
Altair Engineering, Inc. Class A (a)	70,500	2,043
Atlassian Corp. PLC (a)	1,335,785	74,777
Atom Tickets LLC (e)(f)(g)	516,103	3,000
Autodesk, Inc. (a)	1,532,520	192,944
Citrix Systems, Inc. (a)	122,400	12,596
Electronic Arts, Inc. (a)	169,400	19,986
Ellie Mae, Inc. (a)	19,900	1,928
FireEye, Inc. (a)	113,700	2,052
HIVE Blockchain Technologies Ltd. (a)(b)	2,883,100	3,211
HIVE Blockchain Technologies Ltd. warrants 11/14/19 (a)	2,163,600	278
HubSpot, Inc. (a)	746,180	79,020
Intuit, Inc.	597,700	110,449
Microsoft Corp.	8,762,499	819,469
Nintendo Co. Ltd. ADR	513,500	26,948
Parametric Technology Corp. (a)	54,900	4,521
Paycom Software, Inc. (a)(b)	276,032	31,526
Paylocity Holding Corp. (a)	188,400	10,292
Pegasystems, Inc.	31,900	1,947
Red Hat, Inc. (a)	254,000	41,417
SailPoint Technologies Holding, Inc. (a)	224,700	5,413
Salesforce.com, Inc. (a)	1,613,048	195,163
SendGrid, Inc. (a)	313,200	9,039
ServiceNow, Inc. (a)	13,700	2,276
Smartsheet, Inc.	43,000	830
Splunk, Inc. (a)	76,200	7,822
Take-Two Interactive Software, Inc. (a)	33,900	3,380
Talend SA ADR (a)	82,000	4,002
Tanium, Inc. Class B (e)(f)	392,200	2,569
Ubisoft Entertainment SA (a)	5,490,588	524,615
Ultimate Software Group, Inc. (a)	23,500	5,638
Workday, Inc. Class A (a)	166,500	20,786
Zendesk, Inc. (a)	3,808,384	185,659
Zscaler, Inc. (a)	161,900	4,839
		3,333,998
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	8,919,360	1,474,008

TOTAL INFORMATION TECHNOLOGY		10,180,540

MATERIALS - 0.7%
Chemicals - 0.6%
CF Industries Holdings, Inc.	182,400	7,077
FMC Corp.	52,180	4,160
LG Chemical Ltd.	13,965	4,694
LyondellBasell Industries NV Class A	896,000	94,734
		110,665
Construction Materials - 0.0%
Loma Negra Compania Industrial Argentina SA ADR (a)	268,400	5,567
Metals & Mining - 0.1%
Steel Dynamics, Inc.	127,800	5,727

TOTAL MATERIALS		121,959

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	39,700	16,705
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(e)(f)	29,911	1,550

TOTAL REAL ESTATE		18,255

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	271,890	16,452
TOTAL COMMON STOCKS
(Cost $11,333,509)		18,032,134

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Handy Technologies, Inc. Series C (a)(e)(f)	415,643	2,436
Internet & Direct Marketing Retail - 0.0%
One Kings Lane, Inc. Series E (Escrow) (a)(e)(f)	648,635	292
The Honest Co., Inc. Series D (a)(e)(f)	75,268	2,539
		2,831
TOTAL CONSUMER DISCRETIONARY		5,267
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (e)(f)	93,930	34,838
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (e)(f)	620,983	5,823
HEALTH CARE - 0.5%
Biotechnology - 0.3%
23andMe, Inc.:
Series E (a)(e)(f)	1,817,170	26,113
Series F (e)(f)	683,367	9,820
Moderna Therapeutics, Inc.:
Series B (e)(f)	1,193,491	12,007
Series C (e)(f)	453,177	4,559
		52,499
Health Care Providers & Services - 0.2%
Mulberry Health, Inc. Series A8 (a)(e)(f)	4,342,250	30,981
TOTAL HEALTH CARE		83,480
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	62,037	10,484
Series H (e)(f)	65,670	11,098
		21,582
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(e)(f)	335,546	1,681
TOTAL INDUSTRIALS		23,263
INFORMATION TECHNOLOGY - 1.4%
Internet Software & Services - 0.8%
Jet.Com, Inc. Series B1 (Escrow) (a)(e)(f)	4,896,249	222
Lyft, Inc. Series H (e)(f)	595,228	23,658
Pinterest, Inc. Series G, 8.00% (a)(e)(f)	139,290	801
Reddit, Inc.:
Series B (e)(f)	1,337,584	27,327
Series C (e)(f)	300,673	6,143
Starry, Inc. Series B (a)(e)(f)	1,811,120	1,670
Uber Technologies, Inc.:
Series D, 8.00% (a)(e)(f)	2,256,164	79,191
Series E, 8.00% (a)(e)(f)	150,072	5,268
		144,280
IT Services - 0.2%
AppNexus, Inc.:
Series E (a)(e)(f)	1,416,796	31,807
Series F (a)(e)(f)	90,913	1,807
		33,614
Software - 0.4%
Bracket Computing, Inc. Series C (a)(e)(f)	1,877,241	2,609
Cloudflare, Inc. Series D, 8.00% (a)(e)(f)	395,787	2,699
Dataminr, Inc. Series D (a)(e)(f)	2,219,446	26,234
Delphix Corp. Series D (a)(e)(f)	427,177	2,747
Jello Labs, Inc. Series C (a)(e)(f)	302,678	3,466
Taboola.Com Ltd. Series E (a)(e)(f)	1,918,392	32,171
		69,926
TOTAL INFORMATION TECHNOLOGY		247,820
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork Companies, Inc.:
Series E (a)(e)(f)	269,198	13,947
Series F (a)(e)(f)	14,513	752
		14,699
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(e)(f)	2,113,909	2,706

TOTAL CONVERTIBLE PREFERRED STOCKS		417,896

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	8,700	1,805
TOTAL PREFERRED STOCKS
(Cost $349,083)		419,701
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Dataminr, Inc. 1.22% 1/28/19(e)(f)
(Cost $14,228)	14,228	14,228
	Shares	Value (000s)

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.74% (i)	541	1
Fidelity Securities Lending Cash Central Fund 1.74% (i)(j)	428,577,281	428,620
TOTAL MONEY MARKET FUNDS
(Cost $428,622)		428,621
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $12,125,442)		18,894,684
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(437,544)
NET ASSETS - 100%		$18,457,140

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,721,000 or 0.2% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $495,078,000 or 2.7% of net assets.

 (f) Level 3 security

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Investment represents common shares and preferred shares.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
23andMe, Inc. Series F	8/31/17	$9,488
Altiostar Networks, Inc. Series A1	1/10/17	$9,724
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$28,382
AppNexus, Inc. Series F	8/23/16	$2,364
AppNexus, Inc. warrants	8/23/16	$0
Atom Tickets LLC	8/15/17	$3,000
Bracket Computing, Inc. Series C	9/9/15	$14,766
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$10,000
Cloudflare, Inc. Series D, 8.00%	11/5/14	$2,424
Clover Health Series D	6/7/17	$5,823
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Dataminr, Inc. 1.22% 1/28/19	7/28/17	$14,228
Delphix Corp. Series D	7/10/15	$3,845
Handy Technologies, Inc. Series C	10/14/15	$2,436
Jello Labs, Inc. Series C	12/22/16	$4,899
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$1,608
Lyft, Inc. Series H	11/22/17	$23,658
Moderna Therapeutics, Inc. Series B	4/13/17	$6,922
Moderna Therapeutics, Inc. Series C	4/13/17	$2,633
Mulberry Health, Inc. Series A8	1/20/16	$29,331
One Kings Lane, Inc. Series E (Escrow)	1/29/14	$429
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Reddit, Inc. Series B	7/26/17	$18,989
Reddit, Inc. Series C	7/24/17	$4,743
Roofoods Ltd. Series F	9/12/17	$33,211
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
Tanium, Inc. Class B	4/21/17	$1,947
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. (Escrow)	4/11/17	$719
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$5,000
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$533
Fidelity Securities Lending Cash Central Fund	5,036
Total	$5,569

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
athenahealth, Inc.	$326,198	$--	$178,026	$--	$19,122	$(41,348)	$--
Criteo SA sponsored ADR	266,048	--	185,723	--	3,728	(84,053)	--
Groupon, Inc.	209,589	--	115,955	--	(81,082)	136,392	148,944
Ubisoft Entertainment SA	677,873	--	449,635	--	379,326	(82,949)	--
Wingstop, Inc.	49,616	--	42,702	2,833	9,292	8,767	--
Total	$1,529,324	$--	$972,041	$2,833	$330,386	$(63,191)	$148,944

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$4,070,500	$4,044,387	$20,049	$6,064
Consumer Staples	551,067	516,229	--	34,838
Energy	221,475	193,364	28,111	--
Financials	944,961	939,138	--	5,823
Health Care	1,790,655	1,689,036	2,685	98,934
Industrials	270,746	202,862	5,037	62,847
Information Technology	10,428,360	9,570,067	604,904	253,389
Materials	121,959	121,959	--	--
Real Estate	32,954	16,705	--	16,249
Telecommunication Services	19,158	16,452	--	2,706
Corporate Bonds	14,228	--	--	14,228
Money Market Funds	428,621	428,621	--	--
Total Investments in Securities:	$18,894,684	$17,738,820	$660,786	$495,078

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$677,873
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$276,076
Net Realized Gain (Loss) on Investment Securities	2,772
Net Unrealized Gain (Loss) on Investment Securities	(36,556)
Cost of Purchases	26,658
Proceeds of Sales	(15,561)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$253,389
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$(33,030)
Other Investments in Securities
Beginning Balance	$210,038
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,321)
Cost of Purchases	59,557
Proceeds of Sales	(26,585)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$241,689
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$20,025

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value (Amounts in thousands)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$14,228	Market approach	Transaction price	$100.00	Increase
Equities	$480,850	Market approach	Transaction price	$0.81 - $169.00 / $59.36	Increase
			Liquidity preference	$33.82 - $45.76 / $39.79	Increase
			Conversion ratio	1.6%	Increase
		Market comparable	Transaction price	$10.06 - $330.00 / $164.48	Increase
			Enterprise value/Sales multiple (EV/S)	1.4 - 17.6 / 6.4	Increase
			Discount rate	23.0% - 76.0% / 54.7%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 13.9%	Decrease
			Premium rate	7.5% - 108.0% / 42.7%	Increase
			Liquidity preference	$4.84 - $26.00 / $19.62	Increase
			Proxy premium	54.5%	Increase
			Conversion ratio	3.0%	Increase
		Recovery value	Recovery value	0.0% - 0.7% / 0.5%	Increase
		Discount cash flow	Discount rate	9.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0	Increase
		Book Value	Discount rate	70.0%	Decrease
			Book value multiple	1.0	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth & Income Portfolio

April 30, 2018

GAI-QTLY-0618
1.800339.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Hotels, Restaurants & Leisure - 0.8%
Cedar Fair LP (depositary unit)	29,100	$1,971
DineEquity, Inc.	164,189	13,027
Dunkin' Brands Group, Inc.	423,500	25,817
Papa John's International, Inc. (a)	107,500	6,665
Starbucks Corp.	62,400	3,592
		51,072
Media - 4.5%
Comcast Corp. Class A	4,646,600	145,857
Interpublic Group of Companies, Inc.	1,642,400	38,744
Omnicom Group, Inc.	182,400	13,436
The Walt Disney Co.	660,200	66,238
Time Warner, Inc.	320,300	30,364
Viacom, Inc. Class B (non-vtg.)	180,300	5,438
		300,077
Multiline Retail - 0.3%
Target Corp.	288,475	20,943
Specialty Retail - 2.7%
L Brands, Inc.	739,700	25,823
Lowe's Companies, Inc.	825,879	68,077
Ross Stores, Inc.	295,300	23,875
TJX Companies, Inc.	567,300	48,135
Williams-Sonoma, Inc. (a)	253,500	12,117
		178,027

TOTAL CONSUMER DISCRETIONARY		550,119

CONSUMER STAPLES - 8.5%
Beverages - 1.2%
The Coca-Cola Co.	1,869,603	80,786
Food & Staples Retailing - 2.3%
CVS Health Corp.	1,234,604	86,212
Walmart, Inc.	767,600	67,902
		154,114
Food Products - 0.2%
Nestle SA (Reg. S)	45,170	3,499
The Hershey Co.	83,100	7,640
		11,139
Household Products - 1.8%
Kimberly-Clark Corp.	197,000	20,397
Procter & Gamble Co.	976,315	70,627
Reckitt Benckiser Group PLC	387,900	30,430
		121,454
Personal Products - 0.4%
Unilever NV (NY Reg.)	426,400	24,356
Tobacco - 2.6%
Altria Group, Inc.	2,009,200	112,736
British American Tobacco PLC sponsored ADR	1,144,100	62,491
		175,227

TOTAL CONSUMER STAPLES		567,076

ENERGY - 15.1%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	1,056,000	38,132
Nabors Industries Ltd.	722,900	5,501
National Oilwell Varco, Inc.	521,200	20,155
Oceaneering International, Inc.	776,800	16,499
		80,287
Oil, Gas & Consumable Fuels - 13.9%
Anadarko Petroleum Corp.	216,000	14,541
BP PLC sponsored ADR	1,367,984	60,998
Cabot Oil & Gas Corp.	1,226,500	29,326
Cenovus Energy, Inc.	7,947,100	79,598
Cenovus Energy, Inc.	37,200	373
Chevron Corp.	1,224,896	153,247
ConocoPhillips Co. (b)	1,639,200	107,368
Enterprise Products Partners LP	366,500	9,837
Exxon Mobil Corp.	1,937,400	150,633
Golar LNG Ltd.	640,100	20,579
Imperial Oil Ltd.	904,500	28,129
Kinder Morgan, Inc.	1,745,100	27,607
Legacy Reserves LP (c)	956,268	5,489
Statoil ASA sponsored ADR (a)	455,200	11,653
Suncor Energy, Inc.	3,690,950	141,147
Teekay LNG Partners LP	477,300	8,711
The Williams Companies, Inc.	1,557,530	40,075
Williams Partners LP	1,020,405	37,143
		926,454

TOTAL ENERGY		1,006,741

FINANCIALS - 20.8%
Banks - 14.0%
Bank of America Corp.	7,439,456	222,589
BNP Paribas SA	36,900	2,851
Citigroup, Inc.	2,565,330	175,135
Cullen/Frost Bankers, Inc.	16,200	1,854
First Hawaiian, Inc.	72,100	1,986
JPMorgan Chase & Co. (b)	1,631,892	177,517
M&T Bank Corp.	3,700	674
PNC Financial Services Group, Inc.	391,054	56,941
Regions Financial Corp.	1,180,400	22,073
SunTrust Banks, Inc.	1,176,566	78,595
U.S. Bancorp	1,226,373	61,871
Wells Fargo & Co.	2,559,241	132,978
		935,064
Capital Markets - 5.8%
Apollo Global Management LLC Class A	463,000	13,353
Charles Schwab Corp.	663,243	36,929
KKR & Co. LP	1,781,643	37,308
Morgan Stanley (b)	928,097	47,908
Northern Trust Corp.	844,164	90,115
Oaktree Capital Group LLC Class A	255,000	10,073
S&P Global, Inc.	156,300	29,478
State Street Corp.	1,226,527	122,383
		387,547
Insurance - 0.8%
Marsh & McLennan Companies, Inc.	272,707	22,226
MetLife, Inc.	609,800	29,069
		51,295
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	864,968	12,369

TOTAL FINANCIALS		1,386,275

HEALTH CARE - 12.3%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (c)	314,900	37,042
Amgen, Inc.	514,912	89,842
Biogen, Inc. (c)	17,600	4,815
Intercept Pharmaceuticals, Inc. (a)(c)	163,526	11,121
Shire PLC sponsored ADR	47,200	7,525
		150,345
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	17,800	4,127
Boston Scientific Corp. (b)(c)	399,900	11,485
Danaher Corp.	251,100	25,190
Fisher & Paykel Healthcare Corp.	388,032	3,481
Medtronic PLC	118,330	9,482
ResMed, Inc.	95,100	9,000
Steris PLC	54,400	5,142
Zimmer Biomet Holdings, Inc.	53,010	6,105
		74,012
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	428,500	38,814
Anthem, Inc.	175,200	41,345
Cardinal Health, Inc.	753,500	48,352
Cigna Corp.	184,500	31,701
Fresenius Medical Care AG & Co. KGaA sponsored ADR	174,500	8,824
Humana, Inc.	58,900	17,327
McKesson Corp.	314,787	49,173
Patterson Companies, Inc.	613,670	14,286
UnitedHealth Group, Inc.	127,400	30,117
		279,939
Pharmaceuticals - 4.7%
Allergan PLC	86,100	13,229
AstraZeneca PLC sponsored ADR	664,500	23,610
Bayer AG	209,500	25,039
GlaxoSmithKline PLC sponsored ADR	2,670,322	107,107
Johnson & Johnson	686,669	86,857
Novartis AG sponsored ADR	39,644	3,040
Pfizer, Inc.	346,600	12,689
Sanofi SA	208,757	16,505
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,540,020	27,690
		315,766

TOTAL HEALTH CARE		820,062

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.1%
General Dynamics Corp.	127,600	25,687
Meggitt PLC	211,968	1,379
Rolls-Royce Holdings PLC	1,292,600	14,948
The Boeing Co.	989	330
United Technologies Corp.	805,182	96,743
		139,087
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	245,600	22,603
Expeditors International of Washington, Inc.	94,400	6,028
United Parcel Service, Inc. Class B	706,904	80,234
		108,865
Commercial Services & Supplies - 0.1%
Healthcare Services Group, Inc. (a)	71,800	2,774
Ritchie Brothers Auctioneers, Inc.	119,300	3,899
		6,673
Electrical Equipment - 0.6%
Acuity Brands, Inc.	181,800	21,774
Hubbell, Inc. Class B	176,939	18,377
		40,151
Industrial Conglomerates - 1.6%
General Electric Co.	7,850,427	110,456
Machinery - 1.1%
Donaldson Co., Inc.	134,700	5,962
Flowserve Corp.	793,000	35,217
PACCAR, Inc.	19,500	1,242
Snap-On, Inc.	59,500	8,642
Wabtec Corp. (a)	226,300	20,098
		71,161
Professional Services - 0.3%
Nielsen Holdings PLC	574,400	18,065
Road & Rail - 2.8%
CSX Corp. (b)	731,020	43,415
J.B. Hunt Transport Services, Inc.	417,140	48,985
Norfolk Southern Corp.	233,499	33,500
Union Pacific Corp.	466,500	62,338
		188,238
Trading Companies & Distributors - 1.0%
Bunzl PLC	147,900	4,298
Fastenal Co. (b)	437,900	21,891
Howden Joinery Group PLC	228,700	1,501
MSC Industrial Direct Co., Inc. Class A	116,700	10,088
Watsco, Inc.	162,592	27,221
		64,999

TOTAL INDUSTRIALS		747,695

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.4%
Cisco Systems, Inc. (b)	2,053,152	90,934
Electronic Equipment & Components - 0.1%
Avnet, Inc.	122,500	4,806
Philips Lighting NV (d)	109,400	3,334
		8,140
Internet Software & Services - 1.3%
Alphabet, Inc.:
Class A (c)	43,907	44,723
Class C (c)	41,336	42,052
LogMeIn, Inc.	22,800	2,513
		89,288
IT Services - 3.3%
Accenture PLC Class A	73,300	11,083
IBM Corp.	75,300	10,915
MasterCard, Inc. Class A	118,200	21,072
Paychex, Inc.	1,015,952	61,536
Unisys Corp. (a)(c)	1,314,818	14,726
Visa, Inc. Class A	776,384	98,508
		217,840
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	68,800	6,010
Qualcomm, Inc.	1,879,046	95,850
United Microelectronics Corp. sponsored ADR	1,575,900	4,208
Xilinx, Inc.	55,900	3,591
		109,659
Software - 5.5%
Micro Focus International PLC	905,862	15,620
Microsoft Corp.	2,670,799	249,774
Oracle Corp.	1,506,853	68,818
SAP SE sponsored ADR	317,000	35,133
		369,345
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	780,594	129,001

TOTAL INFORMATION TECHNOLOGY		1,014,207

MATERIALS - 1.9%
Chemicals - 1.6%
CF Industries Holdings, Inc.	532,600	20,665
LyondellBasell Industries NV Class A	374,700	39,617
Nutrien Ltd.	727,880	33,136
The Scotts Miracle-Gro Co. Class A	125,800	10,514
		103,932
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (a)	411,100	19,219

TOTAL MATERIALS		123,151

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	135,300	18,450
CoreSite Realty Corp.	166,300	17,312
Equinix, Inc.	48,400	20,366
Omega Healthcare Investors, Inc.	138,500	3,598
Public Storage	89,000	17,958
Sabra Health Care REIT, Inc.	257,800	4,720
Spirit Realty Capital, Inc.	705,500	5,679
		88,083
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	1,680,274	82,922
UTILITIES - 1.3%
Electric Utilities - 1.2%
Exelon Corp.	1,488,200	59,052
PPL Corp.	516,900	15,042
Southern Co.	95,400	4,400
		78,494
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	478,900	5,862

TOTAL UTILITIES		84,356

TOTAL COMMON STOCKS
(Cost $5,920,211)		6,470,687

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%	210,900	12,679
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	117,279	5,334
UTILITIES - 0.1%
Electric Utilities - 0.1%
Vistra Energy Corp. 7.00% (c)	66,200	6,196

TOTAL CONVERTIBLE PREFERRED STOCKS		24,209

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC:
(C Shares)	319,925,580	440
Series C (c)	91,774,600	126
		566
TOTAL PREFERRED STOCKS
(Cost $26,857)		24,775
	Principal Amount (000s)(e)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(d)
(Cost $7,157)	EUR 6,700	8,664
	Shares	Value (000s)

Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $18,052)	18,052,449	16,789

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.74% (i)	137,244,031	137,271
Fidelity Securities Lending Cash Central Fund 1.74% (i)(j)	67,937,657	67,944
TOTAL MONEY MARKET FUNDS
(Cost $205,221)		205,215
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $6,177,498)		6,726,130
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(65,473)
NET ASSETS - 100%		$6,660,657

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Boston Scientific Corp.	Chicago Board Options Exchange	987	$2,835	$30.00	5/18/18	$(12)
C.H. Robinson	Bank of America NA	390	3,589	97.50	5/18/18	(34)
Cisco Systems, Inc.	Chicago Board Options Exchange	2,726	12,073	48.00	6/15/18	(101)
ConocoPhillips Co.	Chicago Board Options Exchange	3,768	24,680	65.00	5/18/18	(624)
CSX Corp.	Chicago Board Options Exchange	1,773	10,530	60.00	5/18/18	(175)
J.B. Hunt Transport Services, Inc.	Bank of America NA	627	7,363	125.00	5/18/18	(21)
JPMorgan Chase & Co.	Chicago Board Options Exchange	3,022	32,873	120.00	6/15/18	(70)
Morgan Stanley	Chicago Board Options Exchange	1,614	8,331	60.00	6/15/18	(6)
MSC Industrial Direct, Inc.	Deutsche Bank AG London Branch	423	3,656	95.00	6/15/18	(23)
S&P Global, Inc.	Bank of America NA	1,563	29,478	200.00	5/18/18	(48)
TOTAL WRITTEN OPTIONS						$(1,114)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $93,226,000.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,998,000 or 0.2% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,789,000 or 0.3% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$18,052

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$353
Fidelity Securities Lending Cash Central Fund	282
Total	$635

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$550,119	$550,119	$--	$--
Consumer Staples	567,076	533,147	33,929	--
Energy	1,006,741	1,006,741	--	--
Financials	1,386,275	1,386,275	--	--
Health Care	832,741	778,518	54,223	--
Industrials	753,595	748,261	5,334	--
Information Technology	1,014,207	998,587	15,620	--
Materials	123,151	123,151	--	--
Real Estate	88,083	88,083	--	--
Telecommunication Services	82,922	82,922	--	--
Utilities	90,552	84,356	6,196	--
Corporate Bonds	8,664	--	8,664	--
Other	16,789	--	--	16,789
Money Market Funds	205,215	205,215	--	--
Total Investments in Securities:	$6,726,130	$6,585,375	$123,966	$16,789
Derivative Instruments:
Liabilities
Written Options	$(1,114)	$(988)	$(126)	$--
Total Liabilities	$(1,114)	$(988)	$(126)	$--
Total Derivative Instruments:	$(1,114)	$(988)	$(126)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Leveraged Company Stock Fund

April 30, 2018

LSF-QTLY-0618
1.800341.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.9%
Auto Components - 1.8%
Lear Corp.	272,500	$50,949
Automobiles - 1.2%
Fiat Chrysler Automobiles NV	1,566,100	34,188
Hotels, Restaurants & Leisure - 12.0%
Boyd Gaming Corp.	1,038,600	34,492
Eldorado Resorts, Inc. (a)	1,394,380	56,472
Hilton Grand Vacations, Inc. (a)	325,000	13,975
Las Vegas Sands Corp.	245,200	17,981
Melco Crown Entertainment Ltd. sponsored ADR	1,910,900	59,639
Penn National Gaming, Inc. (a)	1,284,200	38,924
Red Rock Resorts, Inc.	5,847	177
Royal Caribbean Cruises Ltd.	254,300	27,513
Scientific Games Corp. Class A (a)	532,500	28,382
Wyndham Worldwide Corp.	289,100	33,018
Wynn Resorts Ltd.	154,600	28,785
		339,358
Household Durables - 2.4%
Lennar Corp.:
Class A	533,740	28,230
Class B	6,642	284
Newell Brands, Inc.	604,547	16,704
Toll Brothers, Inc.	513,000	21,628
		66,846
Internet & Direct Marketing Retail - 3.9%
JD.com, Inc. sponsored ADR (a)	381,900	13,943
Netflix, Inc. (a)	181,900	56,836
The Booking Holdings, Inc. (a)	18,200	39,640
		110,419
Media - 3.8%
Gray Television, Inc. (a)	1,869,664	21,127
Naspers Ltd.:
Class N	135,500	33,010
Class N sponsored ADR	160,400	7,795
Nexstar Broadcasting Group, Inc. Class A	482,098	30,011
Sinclair Broadcast Group, Inc. Class A	520,400	14,753
		106,696
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	97,168	23,926

TOTAL CONSUMER DISCRETIONARY		732,382

CONSUMER STAPLES - 3.4%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	86,500	20,166
Monster Beverage Corp. (a)	280,500	15,428
		35,594
Food & Staples Retailing - 0.5%
CVS Health Corp.	225,700	15,761
Food Products - 1.6%
Darling International, Inc. (a)	1,185,283	20,316
JBS SA	9,507,900	23,748
		44,064

TOTAL CONSUMER STAPLES		95,419

ENERGY - 6.4%
Energy Equipment & Services - 0.3%
SAExploration Holdings, Inc. (a)(b)	419,175	612
Weatherford International PLC (a)(c)	2,859,400	8,435
		9,047
Oil, Gas & Consumable Fuels - 6.1%
Carrizo Oil & Gas, Inc. (a)	57,702	1,158
Cheniere Energy, Inc. (a)	319,640	18,590
Diamondback Energy, Inc. (a)	281,900	36,210
EQT Corp.	306,506	15,384
Parsley Energy, Inc. Class A (a)	821,600	24,673
Pioneer Natural Resources Co.	145,200	29,265
QEP Resources, Inc. (a)	458,700	5,587
RSP Permian, Inc. (a)	270,900	13,439
Scorpio Tankers, Inc.	1,959,100	5,211
Teekay Corp. (c)	917,300	8,091
Whiting Petroleum Corp. (a)	359,973	14,694
		172,302

TOTAL ENERGY		181,349

FINANCIALS - 9.3%
Banks - 6.0%
Bank of America Corp.	1,719,099	51,435
Citigroup, Inc.	507,447	34,643
Huntington Bancshares, Inc.	757,980	11,301
JPMorgan Chase & Co.	442,900	48,179
Regions Financial Corp.	607,780	11,365
SunTrust Banks, Inc.	167,900	11,216
		168,139
Capital Markets - 0.4%
MSCI, Inc.	73,500	11,013
Consumer Finance - 1.7%
OneMain Holdings, Inc. (a)	1,547,200	47,731
Diversified Financial Services - 1.2%
GDS Holdings Ltd. ADR (a)	1,173,700	34,237

TOTAL FINANCIALS		261,120

HEALTH CARE - 2.5%
Health Care Providers & Services - 1.5%
Humana, Inc.	99,700	29,330
UnitedHealth Group, Inc.	60,300	14,255
		43,585
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	168,500	25,619
Valeant Pharmaceuticals International, Inc. (Canada) (a)	56,100	1,014
		26,633

TOTAL HEALTH CARE		70,218

INDUSTRIALS - 8.4%
Air Freight & Logistics - 0.7%
XPO Logistics, Inc. (a)	199,500	19,383
Airlines - 3.1%
Air Canada (a)	3,279,900	64,477
Allegiant Travel Co.	144,246	23,115
		87,592
Building Products - 0.9%
Masco Corp.	687,900	26,051
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.	46,866	15
Machinery - 0.9%
Allison Transmission Holdings, Inc.	620,300	24,185
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	831	13
Trading Companies & Distributors - 2.8%
HD Supply Holdings, Inc. (a)	1,117,500	43,258
United Rentals, Inc. (a)	248,100	37,215
		80,473

TOTAL INDUSTRIALS		237,712

INFORMATION TECHNOLOGY - 28.7%
Electronic Equipment & Components - 1.8%
CDW Corp.	280,200	19,975
Control4 Corp. (a)	397,400	8,282
TE Connectivity Ltd.	154,100	14,139
TTM Technologies, Inc. (a)	589,200	8,213
		50,609
Internet Software & Services - 5.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	338,700	60,471
Alphabet, Inc. Class A (a)	62,000	63,152
Facebook, Inc. Class A (a)	219,900	37,823
LogMeIn, Inc.	31,550	3,477
Qudian, Inc. ADR (c)	7,000	69
		164,992
IT Services - 5.9%
EPAM Systems, Inc. (a)	243,700	27,867
Global Payments, Inc.	480,900	54,366
MasterCard, Inc. Class A	152,400	27,168
PayPal Holdings, Inc. (a)	385,600	28,770
Visa, Inc. Class A	218,100	27,673
		165,844
Semiconductors & Semiconductor Equipment - 8.9%
Broadcom, Inc.	257,200	59,007
Marvell Technology Group Ltd.	1,695,900	34,020
Microchip Technology, Inc.	237,100	19,836
Micron Technology, Inc. (a)	976,100	44,881
NVIDIA Corp.	130,100	29,259
ON Semiconductor Corp. (a)	2,941,500	64,948
		251,951
Software - 6.3%
Adobe Systems, Inc. (a)	226,600	50,215
Electronic Arts, Inc. (a)	252,100	29,743
Microsoft Corp.	227,300	21,257
Salesforce.com, Inc. (a)	267,800	32,401
Take-Two Interactive Software, Inc. (a)	223,800	22,315
TiVo Corp.	533,331	7,547
Workday, Inc. Class A (a)	121,300	15,143
		178,621

TOTAL INFORMATION TECHNOLOGY		812,017

MATERIALS - 9.0%
Chemicals - 6.2%
DowDuPont, Inc.	641,521	40,570
Ingevity Corp. (a)	254,788	19,575
LyondellBasell Industries NV Class A	405,255	42,848
Platform Specialty Products Corp. (a)	2,635,400	26,538
The Chemours Co. LLC	943,100	45,655
		175,186
Containers & Packaging - 1.0%
Ardagh Group SA	438,600	8,912
Berry Global Group, Inc. (a)	113,700	6,254
Crown Holdings, Inc. (a)	277,300	13,821
		28,987
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	2,322,400	33,463
Freeport-McMoRan, Inc.	1,107,900	16,851
		50,314

TOTAL MATERIALS		254,487

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.8%
Altice U.S.A., Inc. Class A (c)	1,284,400	22,991
Wireless Telecommunication Services - 2.5%
T-Mobile U.S., Inc. (a)	1,148,300	69,483

TOTAL TELECOMMUNICATION SERVICES		92,474

UTILITIES - 0.9%
Electric Utilities - 0.9%
Vistra Energy Corp. (a)	1,116,765	25,518
TOTAL COMMON STOCKS
(Cost $2,239,971)		2,762,696
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Jupiter Resources, Inc. 8.5% 10/1/22(b)
(Cost $696)	$825	$359
	Shares	Value (000s)

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.74% (d)	85,579,768	85,597
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	32,251,722	32,255
TOTAL MONEY MARKET FUNDS
(Cost $117,849)		117,852
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $2,358,516)		2,880,907
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(55,257)
NET ASSETS - 100%		$2,825,650

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $971,000 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$492
Fidelity Securities Lending Cash Central Fund	664
Total	$1,156

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$732,382	$699,372	$33,010	$--
Consumer Staples	95,419	95,419	--	--
Energy	181,349	181,349	--	--
Financials	261,120	261,120	--	--
Health Care	70,218	70,218	--	--
Industrials	237,712	237,697	15	--
Information Technology	812,017	812,017	--	--
Materials	254,487	254,487	--	--
Telecommunication Services	92,474	92,474	--	--
Utilities	25,518	25,518	--	--
Corporate Bonds	359	--	359	--
Money Market Funds	117,852	117,852	--	--
Total Investments in Securities:	$2,880,907	$2,847,523	$33,384	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Growth Fund

April 30, 2018

BCF-QTLY-0618
1.800333.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.5%
Auto Components - 0.0%
Aptiv PLC	161,025	$13,619
Automobiles - 2.2%
Tesla, Inc. (a)(b)	1,775,950	521,952
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	200,746	9,556
Chegg, Inc. (a)	489,823	11,369
Grand Canyon Education, Inc. (a)	55,957	5,819
New Oriental Education & Technology Group, Inc. sponsored ADR	570,296	51,235
Weight Watchers International, Inc. (a)	149,686	10,486
		88,465
Hotels, Restaurants & Leisure - 3.6%
Accor SA	43,609	2,468
Alsea S.A.B. de CV	1,343,700	4,998
Caesars Entertainment Corp. (a)	2,194,491	24,907
Chipotle Mexican Grill, Inc. (a)	487,230	206,259
Delta Corp. Ltd.	839,330	3,384
Hilton Grand Vacations, Inc. (a)	596,780	25,662
Hilton Worldwide Holdings, Inc.	262,684	20,710
Las Vegas Sands Corp.	426,226	31,255
Marriott International, Inc. Class A	400,961	54,803
Marriott Vacations Worldwide Corp.	51,761	6,346
McDonald's Corp.	1,374,638	230,169
Melco Crown Entertainment Ltd. sponsored ADR	463,746	14,474
MGM Mirage, Inc.	1,409,192	44,277
Restaurant Brands International, Inc.	87,400	4,756
Royal Caribbean Cruises Ltd.	464,822	50,289
Shake Shack, Inc. Class A (a)(b)	783,852	37,319
Six Flags Entertainment Corp. (b)	72,600	4,591
Starbucks Corp.	116,832	6,726
U.S. Foods Holding Corp. (a)	1,281,822	43,813
Vail Resorts, Inc.	42,546	9,756
Wyndham Worldwide Corp.	309,404	35,337
Wynn Resorts Ltd.	25,526	4,753
		867,052
Household Durables - 0.5%
D.R. Horton, Inc.	330,233	14,576
Forbo Holding AG (Reg.)	1,253	1,760
Lennar Corp. Class A	172,386	9,117
Newell Brands, Inc.	453,932	12,542
SodaStream International Ltd. (a)	769,415	72,702
		110,697
Internet & Direct Marketing Retail - 10.4%
Amazon.com, Inc. (a)	1,116,351	1,748,358
JD.com, Inc. sponsored ADR (a)	3,848,369	140,504
Netflix, Inc. (a)	1,084,019	338,713
The Booking Holdings, Inc. (a)	114,668	249,747
The Honest Co., Inc. (a)(c)(d)	150,143	2,772
Wayfair LLC Class A (a)(b)	228,342	14,226
		2,494,320
Media - 0.3%
AMC Entertainment Holdings, Inc. Class A (b)	170,086	2,968
China Literature Ltd. (a)(e)	2,034,927	16,392
Comcast Corp. Class A	67,700	2,125
The Walt Disney Co.	286,373	28,732
Time Warner, Inc.	73,413	6,960
Vivendi SA	82,107	2,170
WME Entertainment Parent, LLC Class A (a)(c)(d)(f)	9,739,286	24,348
		83,695
Multiline Retail - 1.5%
Avenue Supermarts Ltd. (a)(e)	135,551	3,022
B&M European Value Retail S.A.	1,316,693	7,347
Dollar General Corp.	49,172	4,747
Dollar Tree, Inc. (a)	2,689,592	257,905
Future Retail Ltd.	1,455,708	13,153
Macy's, Inc.	1,432,162	44,497
Ollie's Bargain Outlet Holdings, Inc. (a)	196,045	12,194
V-Mart Retail Ltd. (a)	201,535	6,303
		349,168
Specialty Retail - 3.8%
American Eagle Outfitters, Inc.	117,200	2,424
Burlington Stores, Inc. (a)	252,374	34,285
Five Below, Inc. (a)	254,367	17,961
Floor & Decor Holdings, Inc. Class A	399,847	22,227
Home Depot, Inc.	2,397,621	443,080
Inditex SA	475,768	14,812
Lowe's Companies, Inc.	2,020,859	166,579
PC Jeweller Ltd.	1,636,015	3,542
RH (a)(b)	773,029	73,786
Ross Stores, Inc.	780,582	63,110
TJX Companies, Inc.	561,412	47,636
Ulta Beauty, Inc. (a)	60,306	15,131
Urban Outfitters, Inc. (a)	366,011	14,739
		919,312
Textiles, Apparel & Luxury Goods - 4.8%
adidas AG	902,311	222,176
Canada Goose Holdings, Inc. (a)	384,213	14,262
Cibus Global Ltd. Series C (c)(d)(f)	3,045,600	6,396
Despegar.com Corp.	304,487	8,940
G-III Apparel Group Ltd. (a)	255,219	9,313
Homology Medicines, Inc. (a)(b)	194,596	3,890
Kering SA (b)	354,971	205,587
lululemon athletica, Inc. (a)	1,538,216	153,514
LVMH Moet Hennessy - Louis Vuitton SA	98,016	34,111
Michael Kors Holdings Ltd. (a)	880,532	60,246
NIKE, Inc. Class B	1,748,659	119,591
Prada SpA	7,319,500	37,138
PVH Corp.	663,017	105,864
Shenzhou International Group Holdings Ltd.	566,000	6,179
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,802,223	51,363
Tapestry, Inc.	905,230	48,674
Tory Burch LLC (c)(d)(f)	293,611	19,102
Under Armour, Inc. Class C (non-vtg.) (a)(b)	877,992	13,477
VF Corp.	320,785	25,942
		1,145,765

TOTAL CONSUMER DISCRETIONARY		6,594,045

CONSUMER STAPLES - 3.7%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR	175,690	17,583
Constellation Brands, Inc. Class A (sub. vtg.)	435,897	101,621
Diageo PLC	372,652	13,294
Dr. Pepper Snapple Group, Inc.	668,636	80,210
Fever-Tree Drinks PLC	534,207	20,857
Monster Beverage Corp. (a)	2,015,972	110,878
Pernod Ricard SA	14,537	2,415
The Coca-Cola Co.	54,400	2,351
		349,209
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	737,044	145,316
Performance Food Group Co. (a)	708,637	22,995
		168,311
Food Products - 0.1%
Blue Bottle Coffee, Inc. Class C (Escrow) (c)(d)	632,822	1,468
Bunge Ltd.	205,306	14,829
nLIGHT, Inc. (a)	29,000	723
		17,020
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	342,102	50,662
Herbalife Nutrition Ltd. (a)(b)	936,923	99,061
Kose Corp.	95,600	17,709
		167,432
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	2,136,916	116,718
Juul Labs, Inc. (d)	6,625	338
Philip Morris International, Inc.	976,889	80,105
		197,161

TOTAL CONSUMER STAPLES		899,133

ENERGY - 2.4%
Energy Equipment & Services - 0.0%
Shelf Drilling Ltd. (e)	728,359	6,083
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	1,242,713	83,659
Andeavor	166,880	23,083
Cenovus Energy, Inc.	483,251	4,840
Centennial Resource Development, Inc. Class A (a)	129,797	2,401
Continental Resources, Inc. (a)	1,438,705	95,041
Delek U.S. Holdings, Inc.	364,856	17,283
Diamondback Energy, Inc. (a)	352,857	45,324
Encana Corp.	377,136	4,697
EOG Resources, Inc.	345,658	40,846
Extraction Oil & Gas, Inc. (a)	555,408	7,842
Marathon Petroleum Corp.	102,835	7,703
Petronet LNG Ltd.	655,750	2,233
Phillips 66 Co.	22,200	2,471
Pioneer Natural Resources Co.	325,088	65,521
Reliance Industries Ltd.	3,649,638	52,695
Valero Energy Corp.	273,907	30,385
Viper Energy Partners LP	88,589	2,551
Whiting Petroleum Corp. (a)	1,609,266	65,690
WPX Energy, Inc. (a)	296,711	5,071
		559,336

TOTAL ENERGY		565,419

FINANCIALS - 4.5%
Banks - 2.1%
Bank of America Corp.	6,462,066	193,345
Citigroup, Inc.	1,495,478	102,096
HDFC Bank Ltd. sponsored ADR	448,542	42,975
IndusInd Bank Ltd.	184,465	5,247
JPMorgan Chase & Co.	1,406,215	152,968
Kotak Mahindra Bank Ltd. (a)	615,886	11,199
		507,830
Capital Markets - 2.0%
Apollo Global Management LLC Class A	238,095	6,867
BlackRock, Inc. Class A	168,906	88,084
Cboe Global Markets, Inc.	311,031	33,212
Charles Schwab Corp.	1,032,958	57,515
E*TRADE Financial Corp. (a)	278,298	16,887
Edelweiss Financial Services Ltd.	1,204,598	5,157
Fairfax India Holdings Corp. (a)	845,129	14,790
Goldman Sachs Group, Inc.	538,870	128,429
Morgan Stanley	1,180,896	60,958
MSCI, Inc.	55,765	8,355
TD Ameritrade Holding Corp.	1,141,154	66,290
		486,544
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class B (a)	173,610	33,633
GDS Holdings Ltd. ADR (a)	86,728	2,530
		36,163
Insurance - 0.1%
Chubb Ltd.	64,962	8,813
The Travelers Companies, Inc.	103,360	13,602
		22,415
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	19,741

TOTAL FINANCIALS		1,072,693

HEALTH CARE - 9.5%
Biotechnology - 4.7%
AC Immune SA (a)	711,051	7,331
ACADIA Pharmaceuticals, Inc. (a)	261,555	4,135
Acceleron Pharma, Inc. (a)	80,601	2,814
Achaogen, Inc. (a)(b)	387,997	5,552
Agios Pharmaceuticals, Inc. (a)	300,568	25,221
Aimmune Therapeutics, Inc. (a)	535,104	16,610
Alexion Pharmaceuticals, Inc. (a)	1,705,413	200,608
Alkermes PLC (a)	1,004,328	44,462
Alnylam Pharmaceuticals, Inc. (a)	771,866	72,964
AnaptysBio, Inc. (a)	112,536	10,554
Arena Pharmaceuticals, Inc. (a)	364,451	14,520
Ascendis Pharma A/S sponsored ADR (a)	389,560	24,546
BeiGene Ltd. ADR (a)	106,474	18,056
BioMarin Pharmaceutical, Inc. (a)	358,453	29,934
bluebird bio, Inc. (a)	288,857	49,149
Blueprint Medicines Corp. (a)	54,187	4,157
Cellectis SA sponsored ADR (a)	132,198	3,794
Chiasma, Inc. warrants 12/16/24 (a)	55,391	10
Chimerix, Inc. (a)	78,518	360
Coherus BioSciences, Inc. (a)(b)	586,003	7,091
CytomX Therapeutics, Inc. (a)	152,895	4,021
CytomX Therapeutics, Inc. (a)(e)	378,621	9,958
DBV Technologies SA sponsored ADR (a)	99,328	2,180
Denali Therapeutics, Inc. (a)(b)	767,309	14,180
Editas Medicine, Inc. (a)	548,921	17,236
Epizyme, Inc. (a)	306,900	3,944
Exelixis, Inc. (a)	2,102,447	43,773
FibroGen, Inc. (a)	326,718	14,849
GenSight Biologics SA (a)(b)(e)	589,064	2,227
Global Blood Therapeutics, Inc. (a)	654,031	28,875
Grifols SA ADR	101,593	2,064
Heron Therapeutics, Inc. (a)	195,768	5,932
Insmed, Inc. (a)	143,368	3,488
Intellia Therapeutics, Inc. (a)(b)	560,444	11,220
Intercept Pharmaceuticals, Inc. (a)	263,451	17,917
Ionis Pharmaceuticals, Inc. (a)	116,574	5,016
Ironwood Pharmaceuticals, Inc. Class A (a)	984,054	17,831
La Jolla Pharmaceutical Co. (a)	162,857	4,726
Merrimack Pharmaceuticals, Inc.	145,548	1,234
Momenta Pharmaceuticals, Inc. (a)	89,214	1,856
Neurocrine Biosciences, Inc. (a)	581,718	47,166
Portola Pharmaceuticals, Inc. (a)	352,461	12,734
Radius Health, Inc. (a)(b)	78,230	2,363
Regeneron Pharmaceuticals, Inc. (a)	489,588	148,678
Sage Therapeutics, Inc. (a)	400,221	57,600
Sarepta Therapeutics, Inc. (a)	260,853	19,919
Seattle Genetics, Inc. (a)	352,141	18,026
Seres Therapeutics, Inc. (a)(b)	45,377	348
Surface Oncology, Inc. (b)	170,769	2,451
Trevena, Inc. (a)	958,707	1,783
Ultragenyx Pharmaceutical, Inc. (a)	138,705	7,052
Vertex Pharmaceuticals, Inc. (a)	187,203	28,672
Xencor, Inc. (a)	405,928	11,768
Zai Lab Ltd. ADR	169,319	3,161
		1,116,116
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.	168,470	39,063
Boston Scientific Corp. (a)	6,883,333	197,689
Danaher Corp.	424,682	42,604
DexCom, Inc. (a)	96,812	7,085
Edwards Lifesciences Corp. (a)	35,500	4,521
Fisher & Paykel Healthcare Corp.	253,614	2,275
Hoya Corp.	38,000	2,038
Insulet Corp. (a)	205,082	17,637
Intuitive Surgical, Inc. (a)	397,859	175,368
Invuity, Inc. (a)(b)	563,255	1,859
iRhythm Technologies, Inc. (a)	537,099	31,232
Novocure Ltd. (a)	151,279	4,130
Penumbra, Inc. (a)	14,003	1,741
Quanterix Corp. (a)(b)	147,324	2,497
Stryker Corp.	14,099	2,389
		532,128
Health Care Providers & Services - 1.8%
Apollo Hospitals Enterprise Ltd.	384,825	6,308
Humana, Inc.	617,606	181,687
National Vision Holdings, Inc.	446,318	14,853
OptiNose, Inc. (b)	557,152	11,923
UnitedHealth Group, Inc.	884,757	209,157
		423,928
Health Care Technology - 0.1%
Evolent Health, Inc. (a)(b)	306,585	5,059
Ping An Healthcare and Technology Co. Ltd. (a)	497,000	3,470
Teladoc, Inc. (a)	399,254	17,168
		25,697
Pharmaceuticals - 0.7%
Aclaris Therapeutics, Inc. (a)(b)	157,549	2,796
Akcea Therapeutics, Inc. (b)	807,915	21,095
AstraZeneca PLC sponsored ADR	287,085	10,200
Bayer AG	19,293	2,306
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(c)(d)(f)(g)	29,758	15,176
Collegium Pharmaceutical, Inc. (a)(b)	92,867	2,196
CymaBay Therapeutics, Inc. (a)	113,097	1,315
Dova Pharmaceuticals, Inc. (b)	204,001	5,877
Intersect ENT, Inc. (a)	108,635	4,340
Jazz Pharmaceuticals PLC (a)	237,356	36,088
Nektar Therapeutics (a)	648,534	54,256
The Medicines Company (a)	488,980	14,713
Theravance Biopharma, Inc. (a)	57,019	1,372
Valeant Pharmaceuticals International, Inc. (Canada) (a)	267,900	4,841
Zogenix, Inc. (a)	110,661	4,349
		180,920

TOTAL HEALTH CARE		2,278,789

INDUSTRIALS - 5.0%
Aerospace & Defense - 1.6%
Bombardier, Inc. Class B (sub. vtg.) (a)	4,534,008	14,019
Elbit Systems Ltd.	50,557	5,845
General Dynamics Corp.	185,045	37,251
Northrop Grumman Corp.	335,437	108,024
Raytheon Co.	324,120	66,425
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	242,545	40,990
Class C (c)(d)	2,783	470
The Boeing Co.	341,789	114,007
		387,031
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	654,442	63,586
Airlines - 1.0%
Azul SA sponsored ADR	394,890	12,242
Delta Air Lines, Inc.	1,480,383	77,306
InterGlobe Aviation Ltd. (e)	458,545	9,655
Ryanair Holdings PLC sponsored ADR (a)	38,784	4,265
Southwest Airlines Co.	1,059,103	55,952
Spirit Airlines, Inc. (a)	588,087	21,006
United Continental Holdings, Inc. (a)	759,452	51,293
Wizz Air Holdings PLC (a)(e)	248,540	10,929
		242,648
Building Products - 0.1%
Kajaria Ceramics Ltd.	825,080	6,756
Masco Corp.	596,150	22,576
		29,332
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	114,819	5,865
Evoqua Water Technologies Corp. (a)	344,252	7,033
HomeServe PLC	949,418	9,672
		22,570
Construction & Engineering - 0.1%
Fluor Corp.	165,369	9,749
Electrical Equipment - 0.3%
AMETEK, Inc.	89,855	6,272
Fortive Corp.	505,939	35,573
Melrose Industries PLC	963,225	3,023
Nidec Corp.	48,500	7,604
Regal Beloit Corp.	368,839	26,261
		78,733
Industrial Conglomerates - 0.5%
General Electric Co.	1,873,569	26,361
Honeywell International, Inc.	429,219	62,099
ITT, Inc.	388,866	19,012
		107,472
Machinery - 0.6%
Aumann AG (e)	147,171	8,904
Deere & Co.	294,477	39,852
Eicher Motors Ltd.	14,288	6,676
Fanuc Corp.	9,800	2,099
Minebea Mitsumi, Inc.	104,700	2,104
Rational AG	15,155	9,507
SMC Corp.	5,100	1,946
WABCO Holdings, Inc. (a)	340,810	43,961
Xylem, Inc.	439,322	32,027
		147,076
Professional Services - 0.1%
IHS Markit Ltd. (a)	480,175	23,591
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	196,754	23,105
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	183,568	5,138
United Rentals, Inc. (a)	267,998	40,200
Univar, Inc. (a)	298,410	8,224
Wolseley PLC	30,128	2,314
		55,876
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd.	357,936	2,190

TOTAL INDUSTRIALS		1,192,959

INFORMATION TECHNOLOGY - 42.2%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	147,125	38,922
Carvana Co. Class A (b)	161,900	4,243
NETGEAR, Inc. (a)	656,700	36,316
		79,481
Electronic Equipment & Components - 0.2%
ADT, Inc.	303,842	2,707
Dell Technologies, Inc. (a)	588,240	42,218
		44,925
Internet Software & Services - 13.8%
2U, Inc. (a)	216,788	17,449
Akamai Technologies, Inc. (a)	515,567	36,940
Alibaba Group Holding Ltd. sponsored ADR (a)	1,202,776	214,744
Alphabet, Inc.:
Class A (a)	1,410,378	1,436,583
Class C (a)	134,201	136,527
ANGI Homeservices, Inc. Class A (a)	978,596	13,074
CarGurus, Inc. Class A	261,442	8,084
Cloudera, Inc.	172,154	2,453
DocuSign, Inc.	68,900	2,662
Dropbox, Inc.:
Class A (a)	117,979	3,552
Class B	669,209	18,135
eBay, Inc. (a)	398,801	15,107
Facebook, Inc. Class A (a)	5,627,110	967,863
GMO Internet, Inc.	248,300	4,577
GoDaddy, Inc. (a)	435,090	28,089
Gogo, Inc. (a)(b)	2,444,609	23,028
GrubHub, Inc. (a)(b)	111,300	11,257
IAC/InterActiveCorp (a)	59,700	9,680
Match Group, Inc. (a)(b)	85,190	4,014
MercadoLibre, Inc.	19,102	6,487
Mimecast Ltd. (a)	64,038	2,437
Momo, Inc. ADR (a)	425,537	14,851
NetEase, Inc. ADR	24,541	6,309
New Relic, Inc. (a)	161,006	11,253
Nutanix, Inc. Class B (e)	482,746	24,422
Okta, Inc.	94,838	4,060
Shopify, Inc. Class A (a)	287,762	38,551
Stamps.com, Inc. (a)	121,661	27,708
Tencent Holdings Ltd.	3,223,100	158,457
Twilio, Inc. Class A (a)	151,258	6,385
Wix.com Ltd. (a)	312,927	25,738
Yandex NV Series A (a)	492,872	16,442
		3,296,918
IT Services - 4.7%
Ceridian HCM Holding, Inc.	80,300	2,536
FleetCor Technologies, Inc. (a)	107,155	22,211
MasterCard, Inc. Class A	1,942,952	346,370
PayPal Holdings, Inc. (a)	2,713,910	202,485
Square, Inc. (a)	299,087	14,159
Visa, Inc. Class A	3,970,084	503,724
Wirecard AG	18,502	2,527
Worldpay, Inc. (a)	490,182	39,813
		1,133,825
Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices, Inc.	321,631	28,094
Broadcom, Inc.	2,119,565	486,271
Inphi Corp. (a)(b)	800,583	22,881
Intel Corp.	1,684,253	86,941
Lam Research Corp.	204,321	37,812
Marvell Technology Group Ltd.	5,210,690	104,526
Micron Technology, Inc. (a)	4,144,644	190,571
Monolithic Power Systems, Inc.	172,667	20,219
NVIDIA Corp.	3,116,777	700,963
NXP Semiconductors NV (a)	157,109	16,481
Qualcomm, Inc.	882,875	45,035
Renesas Electronics Corp. (a)	3,824,300	40,160
WONIK IPS Co. Ltd.	352,536	11,258
		1,791,212
Software - 10.1%
Activision Blizzard, Inc.	4,939,396	327,729
Adobe Systems, Inc. (a)	1,052,067	233,138
Altair Engineering, Inc. Class A (a)	90,868	2,633
Atom Tickets LLC (c)(d)(f)	1,204,239	7,000
Black Knight, Inc. (a)	48,678	2,368
Citrix Systems, Inc. (a)	52,253	5,377
Electronic Arts, Inc. (a)	889,339	104,924
Ellie Mae, Inc. (a)	25,600	2,480
HubSpot, Inc. (a)	48,365	5,122
Intuit, Inc.	218,367	40,352
Microsoft Corp.	7,210,195	674,297
Nintendo Co. Ltd.	97,800	41,093
Paycom Software, Inc. (a)(b)	449,483	51,335
Red Hat, Inc. (a)	814,758	132,854
RingCentral, Inc. (a)	164,224	11,011
SailPoint Technologies Holding, Inc. (a)	288,560	6,951
Salesforce.com, Inc. (a)	5,090,205	615,864
SendGrid, Inc. (a)	403,966	11,658
Smartsheet, Inc.	55,500	1,071
Snap, Inc. Class A (a)(b)	1,851,353	26,530
Splunk, Inc. (a)	70,247	7,211
Talend SA ADR (a)	159,668	7,792
Tanium, Inc. Class B (c)(d)	554,900	3,635
Workday, Inc. Class A (a)	413,864	51,667
Zendesk, Inc. (a)	558,596	27,232
Zscaler, Inc. (a)	204,347	6,108
		2,407,432
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	8,099,107	1,338,458
HP, Inc.	310,667	6,676
		1,345,134

TOTAL INFORMATION TECHNOLOGY		10,098,927

MATERIALS - 2.3%
Chemicals - 2.0%
Cabot Corp.	152,944	8,543
CF Industries Holdings, Inc.	2,716,142	105,386
DowDuPont, Inc.	1,134,237	71,729
FMC Corp.	244,789	19,517
LG Chemical Ltd.	34,120	11,470
LyondellBasell Industries NV Class A	1,112,347	117,608
Orion Engineered Carbons SA	256,156	6,865
The Chemours Co. LLC	1,958,177	94,795
The Mosaic Co.	352,981	9,513
Tronox Ltd. Class A	1,327,070	22,799
Westlake Chemical Corp.	171,593	18,355
		486,580
Construction Materials - 0.2%
Buzzi Unicem SpA	73,775	1,867
Loma Negra Compania Industrial Argentina SA ADR (a)	344,252	7,140
Summit Materials, Inc.	1,073,580	30,211
		39,218
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	20,508,000	15,411
Glencore Xstrata PLC	1,351,476	6,525
		21,936

TOTAL MATERIALS		547,734

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)	16,289,150	3,637
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,669,859	21,978
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	672,972	40,722

TOTAL TELECOMMUNICATION SERVICES		62,700

UTILITIES - 0.0%
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	730,000	2,685
ENN Energy Holdings Ltd.	323,000	3,021
		5,706
TOTAL COMMON STOCKS
(Cost $13,006,230)		23,321,742

Preferred Stocks - 2.6%
Convertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(c)(d)(f)	74,995	10,494
Topgolf International, Inc. Series F (c)(d)	415,730	5,751
		16,245
Internet & Direct Marketing Retail - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)(d)	3,163,704	17,682
The Honest Co., Inc.:
Series C (a)(c)(d)	350,333	10,947
Series D (a)(c)(d)	77,448	2,613
Series E (c)(d)	551,397	10,810
		42,052
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (a)(c)(d)	335,429	9,848
Textiles, Apparel & Luxury Goods - 0.0%
Generation Bio Series B (c)(d)	460,500	4,212
TOTAL CONSUMER DISCRETIONARY		72,357
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (c)(d)	41,941	15,555
Tobacco - 0.5%
JUUL Labs, Inc. Series C (a)(c)(d)	2,555,833	130,271
TOTAL CONSUMER STAPLES		145,826
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Oportun Finance Corp. Series H (a)(c)(d)	3,552,125	10,301
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (c)(d)	800,982	11,510
Axcella Health, Inc. Series C (a)(c)(d)	545,634	7,050
Immunocore Ltd. Series A (a)(c)(d)	11,275	4,070
		22,630
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	2,728,716	19,469
TOTAL HEALTH CARE		42,099
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	97,277	16,440
Series H (c)(d)	25,767	4,355
		20,795
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	692,196	3,468
TOTAL INDUSTRIALS		24,263
INFORMATION TECHNOLOGY - 1.3%
Internet Software & Services - 1.0%
ContextLogic, Inc. Series G (c)(d)	133,922	18,017
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,928,086	133
Lyft, Inc. Series H (c)(d)	719,567	28,600
Reddit, Inc. Series B (c)(d)	524,232	10,710
Starry, Inc. Series C (c)(d)	5,833,836	5,379
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	5,156,948	181,009
Series E, 8.00% (a)(c)(d)	102,648	3,603
		247,451
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)(d)	646,522	14,514
Software - 0.2%
Bracket Computing, Inc. Series C (a)(c)(d)	1,207,761	1,679
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	696,025	4,747
Compass, Inc. Series E (c)(d)	53,263	3,594
Dataminr, Inc. Series D (a)(c)(d)	277,250	3,277
Delphix Corp. Series D (a)(c)(d)	675,445	4,343
Malwarebytes Corp. Series B (a)(c)(d)	1,056,193	15,949
Taboola.Com Ltd. Series E (a)(c)(d)	634,902	10,647
		44,236
TOTAL INFORMATION TECHNOLOGY		306,201

TOTAL CONVERTIBLE PREFERRED STOCKS		601,047

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	56,196	11,661
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (c)(d)	2,555,833	3,169

TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,830

TOTAL PREFERRED STOCKS
(Cost $367,968)		615,877
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. 10% 12/31/20(d)(e)
(Cost $5,825)	5,825	5,825
	Shares	Value (000s)

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.74% (h)	672	1
Fidelity Securities Lending Cash Central Fund 1.74% (h)(i)	533,531,224	533,585
TOTAL MONEY MARKET FUNDS
(Cost $533,589)		533,586
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $13,913,612)		24,477,030
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(533,635)
NET ASSETS - 100%		$23,943,395

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $725,573,000 or 3.0% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,417,000 or 0.4% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$11,121
AppNexus, Inc. Series E	8/1/14	$12,951
Atom Tickets LLC	8/15/17	$7,000
Axcella Health, Inc. Series C	1/30/15	$5,500
Blue Bottle Coffee, Inc. Class C (Escrow)	10/30/17	$1,481
Bracket Computing, Inc. Series C	9/9/15	$9,500
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$9,820
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cibus Global Ltd. Series C	2/16/18	$6,396
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$4,349
Compass, Inc. Series E	11/3/17	$3,594
ContextLogic, Inc. Series G	10/24/17	$18,017
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Generation Bio Series B	2/21/18	$4,212
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$962
JUUL Labs, Inc. Series C	5/22/15	$7,949
Lyft, Inc. Series H	11/22/17	$28,600
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$10,293
Mulberry Health, Inc. Series A8	1/20/16	$18,432
Oportun Finance Corp. Series H	2/6/15	$10,114
PAX Labs, Inc. Series A	5/22/15	$1,891
Peloton Interactive, Inc. Series E	3/31/17	$7,266
Reddit, Inc. Series B	7/26/17	$7,442
Roofoods Ltd. Series F	9/12/17	$14,829
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$23,515
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Starry, Inc. Series C	12/8/17	$5,379
Taboola.Com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
The Honest Co., Inc. Series E	9/28/17	$10,810
Topgolf International, Inc. Series F	11/10/17	$5,751
Tory Burch LLC	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,420
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$19,025
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$159
Fidelity Securities Lending Cash Central Fund	4,299
Total	$4,458

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
RH	$82,844	$--	$28,842	$--	$1,335	$18,449	$--
Total	$82,844	$--	$28,842	$--	$1,335	$18,449	$--

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$6,678,063	$6,429,864	$123,224	$124,975
Consumer Staples	1,048,128	884,033	13,294	150,801
Energy	565,419	510,491	54,928	--
Financials	1,082,994	1,031,349	41,344	10,301
Health Care	2,320,888	2,251,519	12,094	57,275
Industrials	1,217,222	1,124,123	27,376	65,723
Information Technology	10,405,128	9,870,607	217,685	316,836
Materials	547,734	532,323	15,411	--
Real Estate	3,637	--	3,637	--
Telecommunication Services	62,700	40,722	21,978	--
Utilities	5,706	--	5,706	--
Corporate Bonds	5,825	--	--	5,825
Money Market Funds	533,586	533,586	--	--
Total Investments in Securities:	$24,477,030	$23,208,617	$536,677	$731,736

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$338,669
Net Realized Gain (Loss) on Investment Securities	1,834
Net Unrealized Gain (Loss) on Investment Securities	(75,160)
Cost of Purchases	62,590
Proceeds of Sales	(11,097)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$316,836
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$(70,784)
Other investments in Securities
Beginning Balance	$209,155
Net Realized Gain (Loss) on Investment Securities	8,252
Net Unrealized Gain (Loss) on Investment Securities	165,400
Cost of Purchases	69,395
Proceeds of Sales	(30,820)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(6,482)
Ending Balance	$414,900
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$152,693

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$5,825	Market approach	Transaction price	$100.00	Increase
Equities	$725,911	Market approach	Transaction price	$0.92 - $169.00 / $52.62	Increase
			Liquidity preference	$16.35 - $45.76 / $35.01	Increase
		Market comparable	Transaction price	$9.15 - $330.00 / $195.30	Increase
			Enterprise value/Sales multiple (EV/S)	1.1 - 17.6 / 5.7	Increase
			Discount rate	7.5% - 72.0% / 20.2%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	11.8	Increase
			Price/Earnings multiple (P/E)	14.9	Increase
			Discount for lack of marketability	10.0% - 25.0% / 13.8%	Decrease
			Premium rate	7.5% - 108.0% / 41.4%	Increase
			Liquidity preference	$4.84 - $23.41 / $19.82	Increase
			Proxy premium	28.2% - 54.5% / 46.5%	Increase
			Conversion ratio	3.0	Increase
		Recovery value	Recovery value	0.0% - 2.3% / 2.1%	Increase
		Book Value	Discount rate	70.0%	Decrease
			Book value multiple	1.0	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Dividend Growth Fund

April 30, 2018

DGF-QTLY-0618
1.800335.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 2.1%
Aptiv PLC	59,900	$5,066
BorgWarner, Inc.	418,700	20,491
Cooper Tire & Rubber Co.	158,700	3,880
Delphi Technologies PLC	144,366	6,989
Gentex Corp.	2,165,900	49,253
Lear Corp.	205,000	38,329
Tenneco, Inc.	291,500	13,027
The Goodyear Tire & Rubber Co.	451,200	11,330
		148,365
Automobiles - 0.5%
General Motors Co.	399,700	14,685
Thor Industries, Inc.	167,300	17,757
		32,442
Distributors - 0.1%
Genuine Parts Co.	103,300	9,123
Diversified Consumer Services - 1.0%
Graham Holdings Co.	30,400	18,333
H&R Block, Inc.	2,000,900	55,325
		73,658
Household Durables - 1.1%
D.R. Horton, Inc.	513,900	22,684
Lennar Corp.:
Class A	572,700	30,290
Class B	13,702	585
Tupperware Brands Corp.	510,900	22,766
		76,325
Leisure Products - 0.3%
Brunswick Corp.	325,000	19,461
Media - 8.2%
CBS Corp. Class B	522,200	25,692
Cinemark Holdings, Inc.	949,800	37,204
Comcast Corp. Class A	5,626,292	176,609
Entercom Communications Corp. Class A (a)	1,459,700	14,816
Gannett Co., Inc.	550,120	5,320
Interpublic Group of Companies, Inc.	1,750,700	41,299
Omnicom Group, Inc.	472,200	34,782
Sinclair Broadcast Group, Inc. Class A	157,145	4,455
Tegna, Inc.	1,694,028	17,906
The Walt Disney Co.	872,500	87,538
Time Warner, Inc.	441,900	41,892
Twenty-First Century Fox, Inc. Class A	1,798,800	65,764
Viacom, Inc. Class B (non-vtg.)	862,900	26,025
		579,302
Multiline Retail - 1.4%
Dollar General Corp.	284,700	27,482
Macy's, Inc.	502,700	15,619
Target Corp.	739,400	53,680
		96,781
Specialty Retail - 3.2%
American Eagle Outfitters, Inc.	179,600	3,714
Bed Bath & Beyond, Inc.	593,700	10,366
Best Buy Co., Inc.	301,200	23,051
Dick's Sporting Goods, Inc.	401,000	13,269
Foot Locker, Inc.	374,179	16,120
Gap, Inc.	860,800	25,170
L Brands, Inc.	419,100	14,631
Lowe's Companies, Inc.	407,300	33,574
Ross Stores, Inc.	279,800	22,622
TJX Companies, Inc.	465,400	39,489
Tractor Supply Co.	49,200	3,346
Williams-Sonoma, Inc. (a)	430,300	20,568
		225,920
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	167,100	16,763
Hanesbrands, Inc.	797,800	14,735
Ralph Lauren Corp.	176,700	19,410
Tapestry, Inc.	30,600	1,645
		52,553

TOTAL CONSUMER DISCRETIONARY		1,313,930

CONSUMER STAPLES - 9.7%
Food & Staples Retailing - 2.4%
CVS Health Corp.	1,111,300	77,602
Kroger Co.	939,118	23,656
Walgreens Boots Alliance, Inc.	705,700	46,894
Walmart, Inc.	212,800	18,824
		166,976
Food Products - 2.6%
Campbell Soup Co.	700,400	28,562
ConAgra Foods, Inc.	827,100	30,661
General Mills, Inc.	707,600	30,950
Ingredion, Inc.	178,700	21,639
The J.M. Smucker Co.	147,600	16,838
The Kraft Heinz Co.	496,400	27,987
Tyson Foods, Inc. Class A	354,400	24,843
		181,480
Household Products - 1.9%
Energizer Holdings, Inc.	457,500	26,242
Kimberly-Clark Corp.	588,300	60,913
Procter & Gamble Co.	611,400	44,229
		131,384
Personal Products - 0.2%
Edgewell Personal Care Co. (b)	395,100	17,404
Tobacco - 2.6%
Altria Group, Inc.	3,089,600	173,357
British American Tobacco PLC (United Kingdom)	220,060	12,070
		185,427

TOTAL CONSUMER STAPLES		682,671

ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	1,423,900	178,144
Exxon Mobil Corp.	2,756,997	214,354
Phillips 66 Co.	40,900	4,553
Suncor Energy, Inc.	401,300	15,346
Total SA sponsored ADR	656,271	41,089
Valero Energy Corp.	129,700	14,388
		467,874
FINANCIALS - 9.8%
Banks - 2.4%
Bank of America Corp.	1,669,717	49,958
JPMorgan Chase & Co.	508,835	55,351
Wells Fargo & Co.	1,238,993	64,378
		169,687
Capital Markets - 0.3%
Brighthouse Financial, Inc.	246,700	12,527
Diamond Hill Investment Group, Inc.	49,538	9,681
		22,208
Consumer Finance - 0.0%
Imperial Holdings, Inc. warrants 4/11/19 (b)	48,012	0
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (b)	513,200	99,422
Insurance - 5.7%
Allstate Corp.	500,000	48,910
American International Group, Inc.	720,500	40,348
Chubb Ltd.	674,900	91,564
First American Financial Corp.	113,072	5,779
Marsh & McLennan Companies, Inc.	54,600	4,450
MetLife, Inc.	1,461,000	69,646
Prudential Financial, Inc.	190,400	20,243
The Travelers Companies, Inc.	838,100	110,294
Torchmark Corp.	136,900	11,875
		403,109

TOTAL FINANCIALS		694,426

HEALTH CARE - 11.4%
Biotechnology - 2.7%
Amgen, Inc.	771,010	134,526
Gilead Sciences, Inc.	743,600	53,710
		188,236
Health Care Equipment & Supplies - 0.1%
Medtronic PLC	126,803	10,161
Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	441,900	40,027
Anthem, Inc.	401,800	94,821
Cardinal Health, Inc.	831,100	53,332
Cigna Corp.	218,200	37,491
McKesson Corp.	218,800	34,179
Patterson Companies, Inc.	934,400	21,753
Quest Diagnostics, Inc.	406,400	41,128
UnitedHealth Group, Inc.	126,600	29,928
Universal Health Services, Inc. Class B	298,900	34,134
		386,793
Pharmaceuticals - 3.1%
GlaxoSmithKline PLC	1,677,146	33,639
Johnson & Johnson	446,143	56,433
Pfizer, Inc.	2,943,200	107,751
Sanofi SA (a)	241,062	19,059
		216,882

TOTAL HEALTH CARE		802,072

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.2%
General Dynamics Corp.	76,100	15,320
Rockwell Collins, Inc.	64,600	8,562
United Technologies Corp.	524,000	62,959
		86,841
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	758,100	86,044
Airlines - 1.9%
Allegiant Travel Co.	73,900	11,842
American Airlines Group, Inc.	766,300	32,897
Delta Air Lines, Inc.	1,054,500	55,066
Southwest Airlines Co.	600,100	31,703
		131,508
Building Products - 0.3%
Johnson Controls International PLC	616,200	20,871
Commercial Services & Supplies - 0.8%
Deluxe Corp.	695,500	47,670
Pitney Bowes, Inc.	763,700	7,805
		55,475
Construction & Engineering - 0.1%
KBR, Inc.	426,900	7,125
Electrical Equipment - 0.6%
Acuity Brands, Inc.	260,300	31,176
EnerSys	65,292	4,476
Regal Beloit Corp.	94,391	6,721
		42,373
Industrial Conglomerates - 1.4%
General Electric Co.	4,327,200	60,884
Honeywell International, Inc.	265,400	38,398
		99,282
Machinery - 2.2%
Allison Transmission Holdings, Inc.	377,502	14,719
Crane Co.	379,700	31,758
Cummins, Inc.	162,900	26,041
PACCAR, Inc.	611,400	38,928
Snap-On, Inc.	308,100	44,752
		156,198
Professional Services - 0.8%
Dun & Bradstreet Corp.	300,500	34,651
Manpower, Inc.	225,500	21,585
		56,236
Road & Rail - 2.7%
Norfolk Southern Corp.	464,300	66,613
Union Pacific Corp.	903,900	120,788
		187,401

TOTAL INDUSTRIALS		929,354

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.2%
Cisco Systems, Inc.	2,551,286	112,996
InterDigital, Inc.	56,200	4,184
Juniper Networks, Inc.	1,675,400	41,198
		158,378
Electronic Equipment & Components - 0.2%
Avnet, Inc.	221,200	8,678
Jabil, Inc.	258,800	6,884
Tech Data Corp. (b)	2,664	203
		15,765
IT Services - 1.5%
DXC Technology Co.	270,700	27,898
IBM Corp.	364,700	52,867
Leidos Holdings, Inc.	220,400	14,156
The Western Union Co.	568,600	11,230
		106,151
Semiconductors & Semiconductor Equipment - 1.9%
Cirrus Logic, Inc. (b)	188,400	6,871
Intel Corp.	2,020,400	104,293
Qualcomm, Inc.	425,783	21,719
		132,883
Software - 2.2%
CA Technologies, Inc.	1,505,600	52,395
Oracle Corp.	2,185,900	99,830
		152,225
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,172,418	193,754
Hewlett Packard Enterprise Co.	2,592,400	44,200
HP, Inc.	2,424,000	52,092
Seagate Technology LLC	435,600	25,217
Western Digital Corp.	87,000	6,855
Xerox Corp.	970,800	30,532
		352,650

TOTAL INFORMATION TECHNOLOGY		918,052

MATERIALS - 2.9%
Chemicals - 1.6%
Huntsman Corp.	706,500	21,033
LyondellBasell Industries NV Class A	667,500	70,575
The Chemours Co. LLC	401,900	19,456
		111,064
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	616,800	9,382
Nucor Corp.	639,000	39,375
Steel Dynamics, Inc.	938,000	42,032
		90,789

TOTAL MATERIALS		201,853

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	914,000	29,888
Verizon Communications, Inc.	3,331,500	164,410
		194,298
UTILITIES - 1.5%
Electric Utilities - 1.2%
Great Plains Energy, Inc.	88,500	2,897
PG&E Corp.	76,900	3,545
PPL Corp.	1,093,500	31,821
Southern Co.	956,600	44,118
		82,381
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	1,764,600	21,599

TOTAL UTILITIES		103,980

TOTAL COMMON STOCKS
(Cost $5,729,166)		6,308,510

Money Market Funds - 10.7%
Fidelity Cash Central Fund, 1.74% (c)	723,780,690	723,925
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	30,605,038	30,608
TOTAL MONEY MARKET FUNDS
(Cost $754,529)		754,533
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $6,483,695)		7,063,043
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,845)
NET ASSETS - 100%		$7,053,198

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,797
Fidelity Securities Lending Cash Central Fund	117
Total	$3,914

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,313,930	$1,313,930	$--	$--
Consumer Staples	682,671	670,601	12,070	--
Energy	467,874	467,874	--	--
Financials	694,426	694,426	--	--
Health Care	802,072	749,374	52,698	--
Industrials	929,354	929,354	--	--
Information Technology	918,052	918,052	--	--
Materials	201,853	201,853	--	--
Telecommunication Services	194,298	194,298	--	--
Utilities	103,980	103,980	--	--
Money Market Funds	754,533	754,533	--	--
Total Investments in Securities:	$7,063,043	$6,998,275	$64,768	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Value Fund

April 30, 2018

BCV-QTLY-0618
1.800334.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Media - 12.1%
Comcast Corp. Class A	299,900	$9,413,861
Interpublic Group of Companies, Inc.	263,600	6,218,324
Lions Gate Entertainment Corp. Class B	163,377	3,760,939
The Walt Disney Co.	84,600	8,487,918
Time Warner, Inc.	111,000	10,522,800
Twenty-First Century Fox, Inc. Class A	244,300	8,931,608
		47,335,450
Textiles, Apparel & Luxury Goods - 1.9%
PVH Corp.	46,500	7,424,655

TOTAL CONSUMER DISCRETIONARY		54,760,105

CONSUMER STAPLES - 12.0%
Beverages - 1.9%
C&C Group PLC	2,004,512	7,552,424
Food & Staples Retailing - 4.5%
CVS Health Corp.	254,400	17,764,752
Food Products - 3.0%
Kellogg Co.	68,800	4,052,320
The J.M. Smucker Co.	65,700	7,495,056
		11,547,376
Tobacco - 2.6%
British American Tobacco PLC sponsored ADR	187,300	10,230,326

TOTAL CONSUMER STAPLES		47,094,878

ENERGY - 11.2%
Energy Equipment & Services - 1.9%
Baker Hughes, a GE Co. Class A	202,800	7,323,108
Oil, Gas & Consumable Fuels - 9.3%
Exxon Mobil Corp.	151,600	11,786,900
GasLog Partners LP	246,300	5,849,625
Golar LNG Partners LP	234,900	4,712,094
Teekay Corp. (a)	198,540	1,751,123
Teekay LNG Partners LP	433,300	7,907,725
Teekay Offshore Partners LP	1,554,200	4,336,218
		36,343,685

TOTAL ENERGY		43,666,793

FINANCIALS - 26.4%
Banks - 9.6%
JPMorgan Chase & Co.	79,916	8,693,262
U.S. Bancorp	236,197	11,916,139
Wells Fargo & Co.	326,298	16,954,444
		37,563,845
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	24,900	5,934,417
Consumer Finance - 1.9%
Discover Financial Services	105,700	7,531,125
Diversified Financial Services - 5.3%
Berkshire Hathaway, Inc. Class B (b)	106,300	20,593,498
Insurance - 8.1%
Allstate Corp.	21,400	2,093,348
Chubb Ltd.	66,600	9,035,622
Prudential PLC	426,798	10,974,709
The Travelers Companies, Inc.	72,800	9,580,480
		31,684,159

TOTAL FINANCIALS		103,307,044

HEALTH CARE - 15.1%
Biotechnology - 5.6%
Amgen, Inc.	86,300	15,057,624
Dyax Corp. rights 12/31/19 (b)(c)	236,600	830,466
Shire PLC sponsored ADR	37,068	5,909,751
		21,797,841
Health Care Providers & Services - 6.5%
Anthem, Inc.	41,100	9,699,189
Cigna Corp.	92,400	15,876,168
		25,575,357
Pharmaceuticals - 3.0%
Allergan PLC	34,300	5,270,195
Bayer AG	53,400	6,382,347
		11,652,542

TOTAL HEALTH CARE		59,025,740

INDUSTRIALS - 3.7%
Aerospace & Defense - 2.3%
United Technologies Corp.	76,800	9,227,520
Professional Services - 1.4%
Nielsen Holdings PLC	170,500	5,362,225

TOTAL INDUSTRIALS		14,589,745

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 2.4%
Cisco Systems, Inc.	214,985	9,521,686
Internet Software & Services - 1.6%
Alphabet, Inc. Class A (b)	6,000	6,111,480
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A	90,700	7,421,074
The Western Union Co.	254,500	5,026,375
		12,447,449
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	23,700	3,916,662

TOTAL INFORMATION TECHNOLOGY		31,997,277

MATERIALS - 1.4%
Chemicals - 1.4%
LyondellBasell Industries NV Class A	51,800	5,476,814
REAL ESTATE - 2.7%
Real Estate Management & Development - 2.7%
CBRE Group, Inc. (b)	236,900	10,733,939
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	47,800	1,896,704
TOTAL COMMON STOCKS
(Cost $328,074,602)		372,549,039

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 1.74% (d)	19,272,385	19,276,240
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	1,949,946	1,950,141
TOTAL MONEY MARKET FUNDS
(Cost $21,226,677)		21,226,381
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $349,301,279)		393,775,420
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,437,844)
NET ASSETS - 100%		$391,337,576

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$110,617
Fidelity Securities Lending Cash Central Fund	378,705
Total	$489,322

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$54,760,105	$54,760,105	$--	$--
Consumer Staples	47,094,878	47,094,878	--	--
Energy	43,666,793	43,666,793	--	--
Financials	103,307,044	92,332,335	10,974,709	--
Health Care	59,025,740	51,812,927	6,382,347	830,466
Industrials	14,589,745	14,589,745	--	--
Information Technology	31,997,277	31,997,277	--	--
Materials	5,476,814	5,476,814	--	--
Real Estate	10,733,939	10,733,939	--	--
Utilities	1,896,704	1,896,704	--	--
Money Market Funds	21,226,381	21,226,381	--	--
Total Investments in Securities:	$393,775,420	$375,587,898	$17,357,056	$830,466

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$6,088,520
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Growth Fund

April 30, 2018

SCP-QTLY-0618
1.815773.113

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Diversified Consumer Services - 1.9%
Bright Horizons Family Solutions, Inc. (a)	132,638	$12,584,693
Grand Canyon Education, Inc. (a)	627,576	65,261,628
		77,846,321
Hotels, Restaurants & Leisure - 6.6%
Boyd Gaming Corp.	597,471	19,842,012
Cedar Fair LP (depositary unit)	534,345	36,196,530
Churchill Downs, Inc.	94,259	25,883,521
Dunkin' Brands Group, Inc.	315,666	19,242,999
Golden Entertainment, Inc. (a)	149,527	3,999,847
Hilton Grand Vacations, Inc. (a)	752,176	32,343,568
Marriott Vacations Worldwide Corp.	143,030	17,536,908
Six Flags Entertainment Corp.	361,751	22,877,133
Texas Roadhouse, Inc. Class A	368,464	23,611,173
U.S. Foods Holding Corp. (a)	692,843	23,681,374
Vail Resorts, Inc.	202,204	46,367,399
		271,582,464
Household Durables - 4.2%
Cavco Industries, Inc. (a)	336,448	57,313,917
LGI Homes, Inc. (a)(b)	408,903	28,296,088
SodaStream International Ltd. (a)	344,139	32,517,694
Taylor Morrison Home Corp. (a)	1,303,142	30,962,654
TopBuild Corp. (a)	317,701	25,320,770
		174,411,123
Internet & Direct Marketing Retail - 0.4%
Gaia, Inc. Class A (a)	1,067,310	16,169,747
Media - 0.5%
Cinemark Holdings, Inc.	507,860	19,892,876
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	306,843	19,085,635
Specialty Retail - 0.5%
The Children's Place Retail Stores, Inc.	170,987	21,809,392
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	129,465	12,987,929
Columbia Sportswear Co.	183,013	15,191,909
		28,179,838

TOTAL CONSUMER DISCRETIONARY		628,977,396

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.6%
Performance Food Group Co. (a)	770,929	25,016,646
Food Products - 1.1%
Nomad Foods Ltd. (a)	1,218,451	20,092,257
Post Holdings, Inc. (a)	305,568	24,314,046
		44,406,303
Household Products - 0.9%
Central Garden & Pet Co. (a)	429,384	16,097,606
Central Garden & Pet Co. Class A (non-vtg.) (a)	647,060	22,970,630
		39,068,236

TOTAL CONSUMER STAPLES		108,491,185

ENERGY - 0.7%
Energy Equipment & Services - 0.1%
NCS Multistage Holdings, Inc.	181,008	3,297,966
Oil, Gas & Consumable Fuels - 0.6%
Delek U.S. Holdings, Inc.	487,375	23,086,954

TOTAL ENERGY		26,384,920

FINANCIALS - 6.1%
Banks - 1.4%
First Citizen Bancshares, Inc.	91,271	39,455,541
Prosperity Bancshares, Inc.	239,525	17,190,709
		56,646,250
Capital Markets - 2.9%
Apollo Global Management LLC Class A	1,084,602	31,279,922
Cboe Global Markets, Inc.	207,535	22,160,587
Hamilton Lane, Inc. Class A	26,800	1,121,580
Lazard Ltd. Class A	368,996	20,080,762
Legg Mason, Inc.	407,408	16,174,098
MSCI, Inc.	184,881	27,700,720
		118,517,669
Insurance - 0.7%
Enstar Group Ltd. (a)	146,657	30,819,969
Thrifts & Mortgage Finance - 1.1%
Essent Group Ltd. (a)	753,241	24,826,823
Meridian Bancorp, Inc. Maryland	1,160,740	21,937,986
		46,764,809

TOTAL FINANCIALS		252,748,697

HEALTH CARE - 23.3%
Biotechnology - 9.6%
Abeona Therapeutics, Inc. (a)	684,681	11,947,683
Acceleron Pharma, Inc. (a)	335,212	11,702,251
Achaogen, Inc. (a)(b)	718,195	10,277,370
Acorda Therapeutics, Inc. (a)	345,137	7,972,665
Alder Biopharmaceuticals, Inc. (a)	775,154	11,007,187
Amarin Corp. PLC ADR (a)(b)	953,466	2,622,032
AnaptysBio, Inc. (a)	251,025	23,541,125
Arena Pharmaceuticals, Inc. (a)	277,086	11,039,106
Argenx SE ADR	199,451	17,475,897
Ascendis Pharma A/S sponsored ADR (a)	439,855	27,715,264
Atara Biotherapeutics, Inc. (a)	319,514	12,892,390
Audentes Therapeutics, Inc. (a)	537,121	20,066,841
Blueprint Medicines Corp. (a)	333,215	25,564,255
Dyax Corp. rights 12/31/19 (a)(c)	380,400	1,335,204
Epizyme, Inc. (a)	475,067	6,104,611
Fate Therapeutics, Inc. (a)(b)	1,322,805	13,360,331
FibroGen, Inc. (a)	316,058	14,364,836
Five Prime Therapeutics, Inc. (a)	146,657	2,456,505
Foundation Medicine, Inc. (a)	20,631	1,575,177
Global Blood Therapeutics, Inc. (a)	434,757	19,194,522
Heron Therapeutics, Inc. (a)	355,257	10,764,287
Kura Oncology, Inc. (a)	243,618	3,690,813
Ligand Pharmaceuticals, Inc. Class B (a)	98,229	15,210,761
Loxo Oncology, Inc. (a)	239,930	30,209,586
Mirati Therapeutics, Inc. (a)	460,055	14,169,694
Sarepta Therapeutics, Inc. (a)	480,420	36,684,871
Spark Therapeutics, Inc. (a)	184,100	14,050,512
Stemline Therapeutics, Inc. (a)	760,973	13,088,736
TESARO, Inc. (a)	80,975	4,122,437
		394,206,949
Health Care Equipment & Supplies - 4.3%
Cantel Medical Corp.	327,132	36,661,683
ICU Medical, Inc. (a)	102,738	25,859,155
Inogen, Inc. (a)	116,036	16,312,341
Insulet Corp. (a)	756,224	65,035,264
Integra LifeSciences Holdings Corp. (a)	43,798	2,699,271
iRhythm Technologies, Inc. (a)	310,176	18,036,734
Quanterix Corp. (a)(b)	770,447	13,059,077
		177,663,525
Health Care Providers & Services - 4.1%
Chemed Corp.	70,300	21,667,866
G1 Therapeutics, Inc.	570,502	21,878,752
Magellan Health Services, Inc. (a)	706,269	59,220,656
Molina Healthcare, Inc. (a)	506,738	42,185,939
Tivity Health, Inc. (a)	607,998	21,857,528
		166,810,741
Health Care Technology - 0.1%
HTG Molecular Diagnostics (a)	815,910	3,255,481
Life Sciences Tools & Services - 0.9%
ICON PLC (a)	327,865	38,566,760
Pharmaceuticals - 4.3%
Aclaris Therapeutics, Inc. (a)(b)	565,525	10,038,069
Aerie Pharmaceuticals, Inc. (a)(b)	313,018	16,026,522
Akcea Therapeutics, Inc. (b)	533,494	13,929,528
Avexis, Inc. (a)	190,912	40,599,346
Catalent, Inc. (a)	513,202	21,097,734
Nektar Therapeutics (a)	673,432	56,339,321
SCYNEXIS, Inc. warrants 6/21/21 (a)	168,750	23,104
The Medicines Company (a)	343,026	10,321,652
Theravance Biopharma, Inc. (a)	283,439	6,822,377
Zogenix, Inc. (a)	58,820	2,311,626
		177,509,279

TOTAL HEALTH CARE		958,012,735

INDUSTRIALS - 18.5%
Aerospace & Defense - 2.8%
BWX Technologies, Inc.	586,427	39,759,751
HEICO Corp. Class A	638,973	46,101,902
Teledyne Technologies, Inc. (a)	165,404	30,945,434
		116,807,087
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	299,196	18,969,026
Airlines - 1.8%
Allegiant Travel Co.	191,372	30,667,363
SkyWest, Inc.	793,724	45,162,896
		75,830,259
Commercial Services & Supplies - 1.5%
Copart, Inc. (a)	886,412	45,277,925
Viad Corp.	366,260	18,587,695
		63,865,620
Construction & Engineering - 2.9%
Dycom Industries, Inc. (a)	389,628	40,466,764
EMCOR Group, Inc.	401,155	29,520,996
Jacobs Engineering Group, Inc.	343,114	19,931,492
KBR, Inc.	1,727,872	28,838,184
		118,757,436
Electrical Equipment - 1.1%
Generac Holdings, Inc. (a)	1,001,992	45,099,660
Industrial Conglomerates - 1.0%
ITT, Inc.	826,808	40,422,643
Machinery - 2.1%
AGCO Corp.	208,698	13,081,191
Allison Transmission Holdings, Inc.	619,761	24,164,481
Milacron Holdings Corp. (a)	757,496	13,657,653
Oshkosh Corp.	236,341	17,054,367
WABCO Holdings, Inc. (a)	145,015	18,705,485
		86,663,177
Professional Services - 3.6%
Asgn, Inc. (a)	858,106	69,189,087
Exponent, Inc.	503,353	43,489,699
FTI Consulting, Inc. (a)	146,296	8,543,686
Insperity, Inc.	313,107	25,126,837
		146,349,309
Trading Companies & Distributors - 1.2%
SiteOne Landscape Supply, Inc. (a)	439,185	30,084,173
Univar, Inc. (a)	724,560	19,968,874
		50,053,047

TOTAL INDUSTRIALS		762,817,264

INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 0.7%
InterDigital, Inc.	375,520	27,957,464
Electronic Equipment & Components - 1.4%
Dolby Laboratories, Inc. Class A	312,997	18,723,481
II-VI, Inc. (a)	430,718	16,410,356
Novanta, Inc. (a)	348,559	20,495,269
		55,629,106
Internet Software & Services - 11.6%
2U, Inc. (a)	1,425,680	114,752,975
ANGI Homeservices, Inc. Class A (a)(b)	1,226,532	16,386,468
BlackLine, Inc. (a)	544,396	22,537,994
DocuSign, Inc.	12,000	463,560
Five9, Inc. (a)	593,730	17,437,850
GoDaddy, Inc. (a)	838,029	54,103,152
Gogo, Inc. (a)(b)	1,487,015	14,007,681
GrubHub, Inc. (a)(b)	461,661	46,692,394
Instructure, Inc. (a)	544,333	22,072,703
MINDBODY, Inc. (a)	799,665	31,706,717
New Relic, Inc. (a)	291,746	20,390,128
Okta, Inc.	740,920	31,718,785
ShotSpotter, Inc. (b)	268,824	7,457,178
Stamps.com, Inc. (a)	285,075	64,925,831
Yext, Inc.	1,048,264	13,983,842
		478,637,258
IT Services - 3.5%
EPAM Systems, Inc. (a)	450,500	51,514,675
Genpact Ltd.	850,239	27,114,122
Interxion Holding N.V. (a)	266,223	17,309,819
Leidos Holdings, Inc.	770,581	49,494,418
		145,433,034
Semiconductors & Semiconductor Equipment - 1.5%
Entegris, Inc.	1,482,285	47,729,577
PDF Solutions, Inc. (a)(b)	1,274,046	14,205,613
		61,935,190
Software - 6.9%
8x8, Inc. (a)	636,520	12,889,530
Black Knight, Inc. (a)	494,580	24,061,317
Cardlytics, Inc. (a)(b)(d)	1,320,175	18,508,854
Everbridge, Inc. (a)	955,664	35,694,050
HubSpot, Inc. (a)	359,207	38,040,021
Model N, Inc. (a)	600,644	10,301,045
Proofpoint, Inc. (a)	282,173	33,279,484
PROS Holdings, Inc. (a)	1,032,318	30,474,027
RingCentral, Inc. (a)	321,584	21,562,207
Talend SA ADR (a)	310,052	15,130,538
Workiva, Inc. (a)	457,982	10,304,595
Zendesk, Inc. (a)	452,014	22,035,683
Zscaler, Inc. (a)(b)	443,181	13,246,680
		285,528,031

TOTAL INFORMATION TECHNOLOGY		1,055,120,083

MATERIALS - 4.2%
Chemicals - 1.5%
Orion Engineered Carbons SA	736,633	19,741,764
The Chemours Co. LLC	898,672	43,504,712
		63,246,476
Construction Materials - 1.5%
Eagle Materials, Inc.	331,483	32,803,558
Summit Materials, Inc.	1,013,652	28,524,167
		61,327,725
Containers & Packaging - 1.0%
Avery Dennison Corp.	245,081	25,686,940
Berry Global Group, Inc. (a)	257,433	14,158,815
		39,845,755
Paper & Forest Products - 0.2%
Neenah, Inc.	117,087	9,132,786
Quintis Ltd. (a)(b)(c)	11,211,435	84
		9,132,870

TOTAL MATERIALS		173,552,826

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Rexford Industrial Realty, Inc.	553,591	16,912,205
Store Capital Corp.	595,549	15,025,701
Terreno Realty Corp.	496,046	18,428,109
		50,366,015
TOTAL COMMON STOCKS
(Cost $3,205,452,765)		4,016,471,121

Convertible Preferred Stocks - 0.6%
INFORMATION TECHNOLOGY - 0.6%
Software - 0.6%
Compass, Inc. Series E (c)(e)
(Cost $23,873,990)	353,803	23,873,990

Investment Companies - 0.8%
iShares Russell 2000 Growth Index ETF (b)
(Cost $32,173,052)	163,193	31,168,231

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.74% (f)	71,612,253	71,626,576
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	119,310,952	119,322,883
TOTAL MONEY MARKET FUNDS
(Cost $190,949,459)		190,949,459
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $3,452,449,266)		4,262,462,801
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(143,714,527)
NET ASSETS - 100%		$4,118,748,274

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,873,990 or 0.6% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$23,873,990

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$565,580
Fidelity Securities Lending Cash Central Fund	3,274,381
Total	$3,839,961

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Cardlytics, Inc.	$--	$17,502,161	$634,919	$--	$152,039	$1,489,573	$18,508,854
Total	$--	$17,502,161	$634,919	$--	$152,039	$1,489,573	$18,508,854

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$628,977,396	$628,977,396	$--	$--
Consumer Staples	108,491,185	108,491,185	--	--
Energy	26,384,920	26,384,920	--	--
Financials	252,748,697	252,748,697	--	--
Health Care	958,012,735	956,654,427	23,104	1,335,204
Industrials	762,817,264	762,817,264	--	--
Information Technology	1,078,994,073	1,055,120,083	--	23,873,990
Materials	173,552,826	173,552,742	--	84
Real Estate	50,366,015	50,366,015	--	--
Investment Companies	31,168,231	31,168,231	--	--
Money Market Funds	190,949,459	190,949,459	--	--
Total Investments in Securities:	$4,262,462,801	$4,237,230,419	$23,104	$25,209,278

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Value Fund

April 30, 2018

SCV-QTLY-0618
1.815774.113

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.6%
Standard Motor Products, Inc.	1,091,800	$49,513,130
Diversified Consumer Services - 4.3%
Grand Canyon Education, Inc. (a)	751,200	78,117,288
Strayer Education, Inc.	538,910	56,623,274
		134,740,562
Hotels, Restaurants & Leisure - 3.3%
Bluegreen Vacations Corp. (b)	674,865	15,704,109
Cedar Fair LP (depositary unit)	1,308,600	88,644,564
		104,348,673
Household Durables - 2.4%
LGI Homes, Inc. (a)(b)	707,100	48,931,320
Meritage Homes Corp. (a)	603,678	26,863,671
		75,794,991
Specialty Retail - 2.8%
Aaron's, Inc. Class A	2,116,400	88,402,028

TOTAL CONSUMER DISCRETIONARY		452,799,384

CONSUMER STAPLES - 1.1%
Food Products - 1.1%
Nomad Foods Ltd. (a)	2,171,500	35,808,035
ENERGY - 5.2%
Energy Equipment & Services - 3.1%
Oil States International, Inc. (a)	970,010	34,871,860
ShawCor Ltd. Class A	3,200,400	61,916,691
		96,788,551
Oil, Gas & Consumable Fuels - 2.1%
LINN Energy, Inc. (a)	1,729,100	67,780,720

TOTAL ENERGY		164,569,271

FINANCIALS - 32.3%
Banks - 19.2%
Associated Banc-Corp.	1,339,000	35,416,550
Banner Corp.	388,900	22,322,860
BOK Financial Corp.	703,800	70,858,584
Cullen/Frost Bankers, Inc.	795,000	90,987,750
CVB Financial Corp.	3,841,400	85,087,010
First Citizen Bancshares, Inc.	74,170	32,062,949
First Citizen Bancshares, Inc. Class A	180,954	78,224,605
Hilltop Holdings, Inc.	1,227,200	27,513,824
Popular, Inc.	1,493,300	69,124,857
UMB Financial Corp.	1,200,000	91,896,000
		603,494,989
Capital Markets - 1.7%
Federated Investors, Inc. Class B (non-vtg.)	354,000	9,370,380
OM Asset Management Ltd.	2,895,301	43,921,716
		53,292,096
Insurance - 9.0%
Argo Group International Holdings, Ltd.	722,775	42,246,199
Axis Capital Holdings Ltd.	371,400	21,801,180
Enstar Group Ltd. (a)	315,600	66,323,340
First American Financial Corp.	1,490,800	76,194,788
ProAssurance Corp.	1,633,300	77,255,090
		283,820,597
Thrifts & Mortgage Finance - 2.4%
Beneficial Bancorp, Inc.	3,197,800	50,685,130
Washington Federal, Inc.	771,800	24,504,650
		75,189,780

TOTAL FINANCIALS		1,015,797,462

HEALTH CARE - 5.4%
Health Care Equipment & Supplies - 3.5%
LivaNova PLC (a)	1,224,651	108,724,515
Health Care Technology - 0.9%
Cegedim SA (a)	701,397	29,814,647
Pharmaceuticals - 1.0%
Innoviva, Inc. (a)	2,077,214	30,119,603

TOTAL HEALTH CARE		168,658,765

INDUSTRIALS - 14.1%
Aerospace & Defense - 3.2%
Moog, Inc. Class A	1,207,200	98,954,184
Airlines - 0.6%
Allegiant Travel Co.	121,000	19,390,250
Commercial Services & Supplies - 0.1%
Cimpress NV (a)	22,829	3,283,038
Electrical Equipment - 4.8%
AZZ, Inc.	500,000	22,275,000
Melrose Industries PLC	21,916,049	68,791,761
Regal Beloit Corp.	859,168	61,172,762
		152,239,523
Machinery - 1.3%
Mueller Industries, Inc.	1,479,700	40,218,246
Professional Services - 0.1%
CBIZ, Inc. (a)	158,416	2,946,538
Road & Rail - 2.2%
Genesee & Wyoming, Inc. Class A (a)	964,106	68,644,347
Trading Companies & Distributors - 1.8%
WESCO International, Inc. (a)	964,300	57,424,065

TOTAL INDUSTRIALS		443,100,191

INFORMATION TECHNOLOGY - 9.7%
Electronic Equipment & Components - 3.2%
SYNNEX Corp.	439,600	44,034,732
Tech Data Corp. (a)	745,140	56,816,925
		100,851,657
Internet Software & Services - 2.5%
j2 Global, Inc.	1,000,000	79,380,000
IT Services - 3.8%
EVERTEC, Inc.	1,213,000	22,137,250
Presidio, Inc. (a)	928,178	14,219,687
Science Applications International Corp.	958,000	82,186,820
		118,543,757
Technology Hardware, Storage & Peripherals - 0.2%
Super Micro Computer, Inc. (a)	302,900	5,361,330

TOTAL INFORMATION TECHNOLOGY		304,136,744

MATERIALS - 4.4%
Containers & Packaging - 2.5%
Silgan Holdings, Inc.	2,764,300	77,593,901
Metals & Mining - 1.9%
Compass Minerals International, Inc. (b)	917,800	61,767,940

TOTAL MATERIALS		139,361,841

REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 7.4%
CareTrust (REIT), Inc.	1,279,100	16,896,911
Equity Commonwealth (a)	1,519,400	47,086,206
Rexford Industrial Realty, Inc.	1,485,749	45,389,632
Sabra Health Care REIT, Inc.	1,337,700	24,493,287
Store Capital Corp.	3,978,600	100,380,078
		234,246,114
UTILITIES - 4.2%
Electric Utilities - 4.2%
El Paso Electric Co.	1,211,100	61,826,655
IDACORP, Inc.	743,900	69,182,700
		131,009,355
TOTAL COMMON STOCKS
(Cost $2,392,128,595)		3,089,487,162
	Principal Amount	Value

Nonconvertible Bonds - 0.3%
INDUSTRIALS - 0.3%
Machinery - 0.3%
Mueller Industries, Inc. 6% 3/1/27 (Cost $10,499,000)	10,499,000	10,420,258
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.74% (c)	17,606,626	17,610,147
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	81,028,610	81,036,712
TOTAL MONEY MARKET FUNDS
(Cost $98,646,917)		98,646,859
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $2,501,274,512)		3,198,554,279
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(50,787,107)
NET ASSETS - 100%		$3,147,767,172

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$505,287
Fidelity Securities Lending Cash Central Fund	402,364
Total	$907,651

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Civitas Solutions, Inc.	$44,625,000	$--	$40,943,842	$--	$(1,146,537)	$(2,534,621)	$--
Total	$44,625,000	$--	$40,943,842	$--	$(1,146,537)	$(2,534,621)	$--

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$452,799,384	$452,799,384	$--	$--
Consumer Staples	35,808,035	35,808,035	--	--
Energy	164,569,271	164,569,271	--	--
Financials	1,015,797,462	1,015,797,462	--	--
Health Care	168,658,765	168,658,765	--	--
Industrials	443,100,191	443,100,191	--	--
Information Technology	304,136,744	304,136,744	--	--
Materials	139,361,841	139,361,841	--	--
Real Estate	234,246,114	234,246,114	--	--
Utilities	131,009,355	131,009,355	--	--
Corporate Bonds	10,420,258	--	10,420,258	--
Money Market Funds	98,646,859	98,646,859	--	--
Total Investments in Securities:	$3,198,554,279	$3,188,134,021	$10,420,258	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Opportunities Fund

April 30, 2018

SMO-QTLY-0618
1.847958.111

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.6%
Fox Factory Holding Corp. (a)	501,500	$16,674,875
Standard Motor Products, Inc.	348,434	15,801,482
		32,476,357
Hotels, Restaurants & Leisure - 2.8%
Bluegreen Vacations Corp. (b)	1,027,362	23,906,714
Cedar Fair LP (depositary unit)	363,600	24,630,264
Eldorado Resorts, Inc. (a)	883,600	35,785,800
Marriott Vacations Worldwide Corp.	301,100	36,917,871
Texas Roadhouse, Inc. Class A	593,200	38,012,256
		159,252,905
Household Durables - 2.5%
Cavco Industries, Inc. (a)	186,819	31,824,617
Taylor Morrison Home Corp. (a)	1,530,800	36,371,808
TopBuild Corp. (a)	521,100	41,531,670
TRI Pointe Homes, Inc. (a)	2,078,110	35,556,462
		145,284,557
Leisure Products - 0.8%
Brunswick Corp.	478,400	28,646,592
Johnson Outdoors, Inc. Class A	290,516	18,813,816
		47,460,408
Media - 0.7%
Cinemark Holdings, Inc.	735,600	28,813,452
Lions Gate Entertainment Corp. Class B	579,600	13,342,392
		42,155,844
Multiline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	587,400	36,536,280
Specialty Retail - 2.1%
Burlington Stores, Inc. (a)	221,100	30,036,435
Monro, Inc. (b)	588,200	32,909,790
Murphy U.S.A., Inc. (a)	422,200	26,417,054
The Children's Place Retail Stores, Inc.	270,800	34,540,540
		123,903,819
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	345,100	32,184,026
Emerald Expositions Events, Inc.	775,400	14,941,958
Steven Madden Ltd.	818,939	39,513,807
Wolverine World Wide, Inc.	938,052	28,104,038
		114,743,829

TOTAL CONSUMER DISCRETIONARY		701,813,999

CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Cott Corp.	682,000	9,752,600
Food & Staples Retailing - 0.3%
Performance Food Group Co. (a)	578,625	18,776,381
Food Products - 1.1%
Cranswick PLC	331,660	13,305,217
Ingredion, Inc.	125,300	15,172,577
J&J Snack Foods Corp.	148,025	20,340,115
Lamb Weston Holdings, Inc.	243,000	15,872,760
		64,690,669
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	554,500	19,684,750
Personal Products - 0.3%
Inter Parfums, Inc.	356,500	18,252,800

TOTAL CONSUMER STAPLES		131,157,200

ENERGY - 4.2%
Energy Equipment & Services - 1.0%
Nabors Industries Ltd.	2,846,500	21,661,865
Rowan Companies PLC (a)	1,467,260	21,187,234
Total Energy Services, Inc.	1,491,277	15,819,302
		58,668,401
Oil, Gas & Consumable Fuels - 3.2%
Boardwalk Pipeline Partners, LP	1,414,154	16,078,931
Delek U.S. Holdings, Inc.	943,900	44,712,543
Diamondback Energy, Inc. (a)	222,293	28,553,536
Newfield Exploration Co. (a)	641,512	19,117,058
PDC Energy, Inc. (a)	545,700	29,216,778
WPX Energy, Inc. (a)	2,632,710	44,993,014
		182,671,860

TOTAL ENERGY		241,340,261

FINANCIALS - 17.9%
Banks - 11.0%
Associated Banc-Corp.	1,668,112	44,121,562
BancFirst Corp.	906,886	51,828,535
Banner Corp.	463,671	26,614,715
Boston Private Financial Holdings, Inc.	1,564,459	25,109,567
City Holding Co.	556,200	39,812,796
Columbia Banking Systems, Inc.	1,147,200	46,128,912
Cullen/Frost Bankers, Inc.	464,900	53,207,805
CVB Financial Corp.	1,653,500	36,625,025
First Merchants Corp.	953,248	41,065,924
Heartland Financial U.S.A., Inc.	830,700	44,567,055
Independent Bank Corp., Massachusetts	572,679	41,404,692
Preferred Bank, Los Angeles	436,300	27,809,762
Stock Yards Bancorp, Inc.	140,615	5,266,032
Tompkins Financial Corp.	108,086	8,398,282
Trico Bancshares (c)	1,234,000	46,114,580
WesBanco, Inc.	836,200	36,625,560
Wintrust Financial Corp.	673,500	60,244,575
		634,945,379
Capital Markets - 1.5%
Hamilton Lane, Inc. Class A	399,369	16,713,593
OM Asset Management Ltd.	2,697,908	40,927,264
PJT Partners, Inc.	579,519	32,157,509
		89,798,366
Diversified Financial Services - 0.4%
Cotiviti Holdings, Inc. (a)	655,100	22,627,154
Insurance - 2.4%
Employers Holdings, Inc.	938,970	38,403,873
First American Financial Corp.	791,500	40,453,565
James River Group Holdings Ltd.	43,180	1,568,298
Primerica, Inc.	604,730	58,507,628
		138,933,364
Thrifts & Mortgage Finance - 2.6%
Beneficial Bancorp, Inc.	1,505,210	23,857,579
Meridian Bancorp, Inc. Maryland	2,338,600	44,199,540
Washington Federal, Inc.	1,201,135	38,136,036
WSFS Financial Corp.	925,146	46,349,815
		152,542,970

TOTAL FINANCIALS		1,038,847,233

HEALTH CARE - 15.7%
Biotechnology - 8.1%
Abeona Therapeutics, Inc. (a)(b)	851,715	14,862,427
ACADIA Pharmaceuticals, Inc. (a)	356,327	5,633,530
Acorda Therapeutics, Inc. (a)	950,471	21,955,880
Agios Pharmaceuticals, Inc. (a)	260,445	21,853,940
Amarin Corp. PLC ADR (a)(b)	2,034,200	5,594,050
AnaptysBio, Inc. (a)	221,600	20,781,648
Apellis Pharmaceuticals, Inc. (a)	40,301	971,657
Argenx SE ADR	209,500	18,356,390
Ascendis Pharma A/S sponsored ADR (a)	342,348	21,571,347
Atara Biotherapeutics, Inc. (a)	433,297	17,483,534
Audentes Therapeutics, Inc. (a)	587,700	21,956,472
bluebird bio, Inc. (a)	232,956	39,637,463
Cellectis SA sponsored ADR (a)	474,895	13,629,487
CytomX Therapeutics, Inc. (a)	292,400	7,690,120
CytomX Therapeutics, Inc. (a)(d)	105,499	2,774,624
FibroGen, Inc. (a)	420,200	19,098,090
Heron Therapeutics, Inc. (a)	570,200	17,277,060
Insmed, Inc. (a)	859,582	20,913,630
Intercept Pharmaceuticals, Inc. (a)	165,398	11,248,718
Ionis Pharmaceuticals, Inc. (a)	275,872	11,870,772
Kura Oncology, Inc. (a)	243,756	3,692,903
La Jolla Pharmaceutical Co. (a)	705,900	20,485,218
Loxo Oncology, Inc. (a)	141,658	17,836,159
Mirati Therapeutics, Inc. (a)	545,200	16,792,160
Neurocrine Biosciences, Inc. (a)	323,442	26,224,677
Protagonist Therapeutics, Inc. (a)	591,900	5,114,016
Sage Therapeutics, Inc. (a)	103,300	14,866,936
Sarepta Therapeutics, Inc. (a)	64,400	4,917,584
Sienna Biopharmaceuticals, Inc. (b)	120,919	2,319,226
Spark Therapeutics, Inc. (a)	363,700	27,757,584
TESARO, Inc. (a)	325,200	16,555,932
		471,723,234
Health Care Equipment & Supplies - 3.0%
Cantel Medical Corp.	424,200	47,540,094
Integra LifeSciences Holdings Corp. (a)	568,136	35,014,222
iRhythm Technologies, Inc. (a)	524,900	30,522,935
Masimo Corp. (a)	136,576	12,254,964
Nanosonics Ltd. (a)	9,013,229	16,230,898
Steris PLC	316,600	29,925,032
		171,488,145
Health Care Providers & Services - 2.3%
G1 Therapeutics, Inc.	673,100	25,813,385
Magellan Health Services, Inc. (a)	483,390	40,532,252
Molina Healthcare, Inc. (a)	522,000	43,456,500
NMC Health PLC	475,500	23,356,872
		133,159,009
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	280,300	19,657,439
Life Sciences Tools & Services - 0.8%
ICON PLC (a)	373,900	43,981,857
Pharmaceuticals - 1.2%
MyoKardia, Inc. (a)	165,160	8,158,904
Nektar Therapeutics (a)	602,100	50,371,686
Theravance Biopharma, Inc. (a)(b)	598,021	14,394,365
		72,924,955

TOTAL HEALTH CARE		912,934,639

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.4%
Moog, Inc. Class A	542,860	44,498,234
Teledyne Technologies, Inc. (a)	199,140	37,257,103
		81,755,337
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	1,309,830	26,510,959
Airlines - 0.4%
JetBlue Airways Corp. (a)	1,299,120	24,930,113
Building Products - 1.1%
Allegion PLC	302,890	23,377,050
GCP Applied Technologies, Inc. (a)	489,800	14,032,770
Simpson Manufacturing Co. Ltd.	488,480	26,710,086
		64,119,906
Commercial Services & Supplies - 1.3%
Deluxe Corp.	588,740	40,352,240
Interface, Inc.	1,653,820	36,384,040
		76,736,280
Construction & Engineering - 3.1%
Comfort Systems U.S.A., Inc.	998,160	42,122,352
EMCOR Group, Inc.	735,720	54,141,635
Jacobs Engineering Group, Inc.	382,080	22,195,027
KBR, Inc.	1,292,040	21,564,148
Valmont Industries, Inc.	255,840	36,354,864
		176,378,026
Industrial Conglomerates - 0.7%
ITT, Inc.	866,560	42,366,118
Machinery - 2.3%
AGCO Corp.	365,740	22,924,583
John Bean Technologies Corp.	386,800	41,677,700
SPX Flow, Inc. (a)	802,509	36,112,905
Standex International Corp.	313,930	30,435,514
		131,150,702
Road & Rail - 0.5%
Landstar System, Inc.	305,950	31,099,818
Trading Companies & Distributors - 3.4%
Kaman Corp.	741,130	44,942,123
MRC Global, Inc. (a)	1,870,120	35,027,348
SiteOne Landscape Supply, Inc. (a)	530,720	36,354,320
Titan Machinery, Inc. (a)	976,041	18,857,112
Watsco, Inc.	191,130	31,998,985
WESCO International, Inc. (a)	510,360	30,391,938
		197,571,826

TOTAL INDUSTRIALS		852,619,085

INFORMATION TECHNOLOGY - 17.4%
Electronic Equipment & Components - 2.4%
ePlus, Inc. (a)	419,562	33,502,026
Orbotech Ltd. (a)	330,257	19,293,614
Plexus Corp. (a)	679,496	37,263,561
Tech Data Corp. (a)	195,880	14,935,850
TTM Technologies, Inc. (a)	2,551,285	35,564,913
		140,559,964
Internet Software & Services - 3.8%
2U, Inc. (a)	594,730	47,869,818
BlackLine, Inc. (a)	560,020	23,184,828
Carbonite, Inc. (a)	454,286	14,128,295
Five9, Inc. (a)	1,572,400	46,181,388
j2 Global, Inc.	583,300	46,302,354
New Relic, Inc. (a)	631,800	44,156,502
		221,823,185
IT Services - 3.8%
Amdocs Ltd.	243,900	16,402,275
EPAM Systems, Inc. (a)	521,117	59,589,729
ExlService Holdings, Inc. (a)	449,121	25,963,685
Interxion Holding N.V. (a)	530,600	34,499,612
Maximus, Inc.	771,201	52,156,324
Science Applications International Corp.	340,944	29,249,586
		217,861,211
Semiconductors & Semiconductor Equipment - 3.7%
Diodes, Inc. (a)	1,106,600	31,593,430
Entegris, Inc.	1,386,891	44,657,890
Integrated Device Technology, Inc. (a)	1,735,400	48,296,182
Nanometrics, Inc. (a)	1,022,847	25,387,063
ON Semiconductor Corp. (a)	1,163,528	25,690,698
Semtech Corp. (a)	956,200	37,578,660
		213,203,923
Software - 3.7%
Everbridge, Inc. (a)	864,200	32,277,870
Paycom Software, Inc. (a)(b)	501,706	57,299,842
RealPage, Inc. (a)	978,480	52,348,680
RingCentral, Inc. (a)	1,062,600	71,247,325
		213,173,717

TOTAL INFORMATION TECHNOLOGY		1,006,622,000

MATERIALS - 4.1%
Chemicals - 1.9%
Chase Corp.	314,900	35,268,800
Innospec, Inc.	574,400	41,758,880
Trinseo SA	337,500	24,620,625
Tronox Ltd. Class A	597,200	10,259,896
		111,908,201
Containers & Packaging - 1.3%
Berry Global Group, Inc. (a)	411,800	22,649,000
Owens-Illinois, Inc. (a)	974,000	19,801,420
Sonoco Products Co.	562,700	28,900,272
		71,350,692
Metals & Mining - 0.9%
B2Gold Corp. (a)	5,508,100	15,829,969
Steel Dynamics, Inc.	839,000	37,595,590
		53,425,559

TOTAL MATERIALS		236,684,452

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Americold Realty Trust	2,016,000	41,549,760
CareTrust (REIT), Inc.	246,672	3,258,537
CoreSite Realty Corp.	461,026	47,992,807
Corporate Office Properties Trust (SBI)	1,151,300	31,672,263
Equity Lifestyle Properties, Inc.	576,279	51,381,036
Four Corners Property Trust, Inc.	1,912,354	43,333,942
Rexford Industrial Realty, Inc.	1,616,800	49,393,240
Store Capital Corp.	1,895,003	47,810,926
Terreno Realty Corp.	1,598,000	59,365,700
		375,758,211
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	81,180	3,827,637
UTILITIES - 3.1%
Electric Utilities - 1.9%
El Paso Electric Co.	465,880	23,783,174
Hawaiian Electric Industries, Inc.	335,600	11,641,964
IDACORP, Inc.	369,100	34,326,300
Portland General Electric Co.	482,832	20,510,703
Vistra Energy Corp. (a)	840,600	19,207,710
		109,469,851
Gas Utilities - 1.2%
Atmos Energy Corp.	173,386	15,065,510
China Resource Gas Group Ltd.	3,272,300	12,034,233
Southwest Gas Holdings, Inc.	283,500	20,692,665
Spire, Inc.	346,508	25,000,552
		72,792,960

TOTAL UTILITIES		182,262,811

TOTAL COMMON STOCKS
(Cost $4,579,412,756)		5,683,867,528
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.41% to 1.82% 5/3/18 to 7/26/18 (e)
(Cost $1,643,992)	1,650,000	1,644,117
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.74% (f)	120,495,282	$120,519,381
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	61,168,694	61,174,811
TOTAL MONEY MARKET FUNDS
(Cost $181,693,990)		181,694,192
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $4,762,750,738)		5,867,205,837
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(69,637,107)
NET ASSETS - 100%		$5,797,568,730

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	338	June 2018	$26,090,220	$152,340	$152,340

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,774,624 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,254,777.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,550,225
Fidelity Securities Lending Cash Central Fund	297,779
Total	$1,848,004

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genocea Biosciences, Inc.	$10,048,028	$882,134	$2,775,211	$--	$(13,180,335)	$5,025,384	$--
Titan Machinery, Inc.	28,873,357	1,041,262	12,684,051	--	(156,483)	1,783,027	--
Trico Bancshares	--	50,825,990	1,407,895	339,709	(156,203)	(3,147,312)	46,114,580
Total	$38,921,385	$52,749,386	$16,867,157	$339,709	$(13,493,021)	$3,661,099	$46,114,580

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$701,813,999	$701,813,999	$--	$--
Consumer Staples	131,157,200	131,157,200	--	--
Energy	241,340,261	241,340,261	--	--
Financials	1,038,847,233	1,038,847,233	--	--
Health Care	912,934,639	896,703,741	16,230,898	--
Industrials	852,619,085	852,619,085	--	--
Information Technology	1,006,622,000	1,006,622,000	--	--
Materials	236,684,452	236,684,452	--	--
Real Estate	375,758,211	375,758,211	--	--
Telecommunication Services	3,827,637	3,827,637	--	--
Utilities	182,262,811	170,228,578	12,034,233	--
U.S. Government and Government Agency Obligations	1,644,117	--	1,644,117	--
Money Market Funds	181,694,192	181,694,192	--	--
Total Investments in Securities:	$5,867,205,837	$5,837,296,589	$29,909,248	$--
Derivative Instruments:
Assets
Futures Contracts	$152,340	$152,340	$--	$--
Total Assets	$152,340	$152,340	$--	$--
Total Derivative Instruments:	$152,340	$152,340	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Income Fund

April 30, 2018

REI-QTLY-0618
1.800347.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 31.6%
	Shares	Value
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Wyndham Worldwide Corp.	191,100	$21,825,531
Household Durables - 0.0%
Stanley Martin Communities LLC Class B (Escrow) (a)(b)(c)	4,620	149,642

TOTAL CONSUMER DISCRETIONARY		21,975,173

FINANCIALS - 5.8%
Capital Markets - 0.9%
Brookfield Asset Management, Inc. Class A	535,900	21,240,664
Ellington Financial LLC (d)	1,635,484	24,401,421
		45,642,085
Insurance - 0.2%
FNF Group	216,400	7,970,012
Mortgage Real Estate Investment Trusts - 4.7%
AG Mortgage Investment Trust, Inc.	284,200	5,024,656
Anworth Mortgage Asset Corp.	642,816	3,040,520
Arbor Realty Trust, Inc. (e)	1,845,694	16,168,279
Chimera Investment Corp.	1,383,600	24,199,164
Dynex Capital, Inc.	1,322,886	8,704,590
Ellington Residential Mortgage REIT (e)	260,000	2,956,200
Five Oaks Investment Corp. (e)	547,901	1,550,560
Great Ajax Corp. (d)	1,577,762	21,205,121
Invesco Mortgage Capital, Inc.	1,729,281	28,066,231
MFA Financial, Inc.	13,568,022	102,031,525
New Residential Investment Corp.	655,600	11,459,888
Redwood Trust, Inc.	516,700	7,926,178
		232,332,912

TOTAL FINANCIALS		285,945,009

REAL ESTATE - 25.4%
Equity Real Estate Investment Trusts (REITs) - 25.2%
Acadia Realty Trust (SBI) (d)	4,365,249	103,019,876
American Homes 4 Rent Class A	1,917,822	38,740,004
American Tower Corp.	569,800	77,697,928
Apartment Investment & Management Co. Class A	2,703,294	109,753,736
AvalonBay Communities, Inc.	186,100	30,334,300
Boardwalk (REIT) (e)	256,500	9,211,585
Cedar Realty Trust, Inc.	530,163	2,062,334
Colony NorthStar, Inc. (e)	8,369,748	51,139,160
DDR Corp.	2,759,100	20,003,475
Douglas Emmett, Inc.	197,700	7,368,279
Equinix, Inc.	124,900	52,556,671
Equity Lifestyle Properties, Inc.	1,671,802	149,057,867
Equity Residential (SBI)	591,603	36,507,821
Extra Space Storage, Inc.	249,500	22,352,705
Front Yard Residential Corp. Class B	188,686	1,852,897
Gramercy Property Trust	590,247	13,870,805
Healthcare Realty Trust, Inc.	431,300	12,003,079
Healthcare Trust of America, Inc.	1,158,860	28,959,911
Lexington Corporate Properties Trust	4,316,674	34,706,059
Mid-America Apartment Communities, Inc.	797,406	72,930,753
National Retail Properties, Inc.	179,200	6,816,768
Omega Healthcare Investors, Inc. (e)	1,021,123	26,528,776
Public Storage	158,691	32,020,670
Rexford Industrial Realty, Inc.	307,400	9,391,070
Sabra Health Care REIT, Inc.	2,698,275	49,405,415
Safety Income and Growth, Inc.	393,600	7,065,120
Select Income REIT	205,800	3,901,968
Senior Housing Properties Trust (SBI)	3,099,300	48,256,101
Spirit Realty Capital, Inc.	894,600	7,201,530
Store Capital Corp.	1,268,700	32,009,301
Terreno Realty Corp.	626,328	23,268,085
Ventas, Inc.	1,940,686	99,790,074
VEREIT, Inc.	4,038,234	27,459,991
		1,247,244,114
Real Estate Management & Development - 0.2%
Colony NorthStar Credit Real Estate, Inc. (e)	623,540	11,872,202

TOTAL REAL ESTATE		1,259,116,316

TOTAL COMMON STOCKS
(Cost $1,433,160,342)		1,567,036,498

Preferred Stocks - 18.8%
Convertible Preferred Stocks - 1.4%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25%(d)	180,000	4,466,250
Sutherland Asset Management Corp. 7.00%	404,700	10,089,576
		14,555,826
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00% (a)	136,759	4,902,496
Braemar Hotels & Resorts, Inc. 5.50%	95,791	1,843,785
Equity Commonwealth 6.50%	31,237	800,264
iStar Financial, Inc. Series J, 4.50%	213,273	9,738,600
Lexington Corporate Properties Trust Series C, 6.50%	468,142	21,593,050
RLJ Lodging Trust Series A, 1.95%	31,935	808,594
Wheeler REIT, Inc. 8.75%	516,748	7,968,254
		47,655,043
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 7.041%(a)	191,800	4,432,498
TOTAL REAL ESTATE		52,087,541

TOTAL CONVERTIBLE PREFERRED STOCKS		66,643,367

Nonconvertible Preferred Stocks - 17.4%
FINANCIALS - 7.9%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,338,247
Mortgage Real Estate Investment Trusts - 7.8%
AG Mortgage Investment Trust, Inc.:
8.00%	618,287	15,556,101
8.25%	38,935	990,896
AGNC Investment Corp.:
Series B, 7.75%	427,100	10,972,199
Series C, 7.00%	361,900	9,221,212
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,328,507
Annaly Capital Management, Inc.:
Series C, 7.625%	190,417	4,827,718
Series D, 7.50%	621,976	15,704,894
Series F, 6.95%	1,203,714	30,313,250
Series G, 6.50%	720,300	17,330,418
Anworth Mortgage Asset Corp. Series A, 8.625%	242,230	6,288,533
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	485,559	12,237,495
Arbor Realty Trust, Inc.:
Series A, 8.25%	189,089	4,867,151
Series B, 7.75%	240,000	6,072,000
Series C, 8.50%	100,000	2,616,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,813,016
Capstead Mortgage Corp. Series E, 7.50%	202,984	5,003,556
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	246,500	6,168,170
Chimera Investment Corp.:
Series A, 8.00%	204,000	5,151,000
Series B, 8.00%	1,258,604	31,836,388
CYS Investments, Inc.:
Series A, 7.75%	118,428	2,909,776
Series B, 7.50%	496,667	11,994,508
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,258,395
Series B, 7.625%	252,120	5,987,850
Five Oaks Investment Corp. Series A, 8.75%	86,727	2,193,326
Invesco Mortgage Capital, Inc.:
7.50%	909,500	21,782,525
Series A, 7.75%	123,342	3,075,372
Series B, 7.75%	846,809	21,331,119
MFA Financial, Inc.:
8.00%	538,930	13,874,753
Series B, 7.50%	616,232	15,331,852
New York Mortgage Trust, Inc.:
Series B, 7.75%	284,267	6,381,794
Series C, 7.875%	280,725	6,540,893
Series D, 8.00%	313,300	7,237,261
PennyMac Mortgage Investment Trust:
8.125%	335,500	8,628,221
Series B, 8.00%	546,800	13,741,084
Resource Capital Corp. 8.625%	168,316	4,314,107
Two Harbors Investment Corp.:
Series A, 8.125%	450,000	11,686,500
Series B, 7.625%	571,762	14,294,050
Series C, 7.25%	343,756	8,222,644
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	137,600	3,557,634
		387,642,168
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10%	142,300	2,771,855
TOTAL FINANCIALS		394,752,270
REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 9.4%
American Homes 4 Rent:
Series D, 6.50%	280,000	7,084,000
Series E, 6.35%	210,000	5,178,999
Series F, 5.875%	250,809	5,718,194
Series G, 5.875%	202,000	4,528,840
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	11,770	299,547
Series F, 7.375%	268,000	6,090,193
Series G, 7.375%	120,000	2,728,800
Series H, 7.50%	168,800	3,887,633
Series I, 7.50%	168,900	3,892,301
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	486,775	12,071,971
Series C, 7.625%	146,969	3,409,563
Series D, 7.125%	136,000	2,941,000
Cedar Realty Trust, Inc.:
Series B, 7.25%	87,895	1,976,759
Series C, 6.50%	294,900	5,803,632
City Office REIT, Inc. Series A, 6.625%	180,500	4,250,775
Colony NorthStar, Inc.:
Series B, 8.25%	207,761	5,173,249
Series D, 8.50%	294,915	7,390,599
Series E, 8.75%	485,929	12,332,878
Series G, 7.50%	121,707	2,811,432
Series H, 7.125%	584,839	13,492,236
Series I, 7.15%	774,587	17,916,197
Series J, 7.15%	918,648	21,128,904
DDR Corp.:
Series J, 6.50%	340,721	7,632,150
Series K, 6.25%	228,888	4,978,314
Digital Realty Trust, Inc.:
Series C, 6.625%	84,000	2,200,800
Series G, 5.875%	40,444	1,009,078
Series H, 7.375%	50,000	1,300,000
Farmland Partners, Inc. Series B, 6.00%	630,000	15,737,400
General Growth Properties, Inc. Series A, 6.375%	166,463	4,071,502
Gladstone Commercial Corp. Series D, 7.00%	538,800	13,464,612
Gladstone Land Corp. Series A, 6.375%	64,000	1,631,872
Global Medical REIT, Inc. Series A, 7.50%	135,100	3,316,705
Global Net Lease, Inc. Series A, 7.25%	467,400	11,498,040
Government Properties Income Trust 5.875%	202,500	5,080,725
Hersha Hospitality Trust:
Series C, 6.875%	50,000	1,205,000
Series D, 6.50%	200,000	4,664,000
Investors Real Estate Trust Series C, 6.625%	320,900	7,595,703
iStar Financial, Inc.:
Series D, 8.00%	163,329	4,088,125
Series G, 7.65%	222,721	5,581,388
Series I, 7.50%	161,269	4,017,598
Jernigan Capital, Inc. Series B, 7.00%	50,600	1,158,183
LaSalle Hotel Properties:
Series I, 6.375%	354,698	8,693,648
Series J, 6.30%	240,000	5,868,000
Monmouth Real Estate Investment Corp. Series C, 6.125%	225,900	5,423,678
National Retail Properties, Inc. Series E, 5.70%	301,404	7,182,457
National Storage Affiliates Trust Series A, 6.00%	67,600	1,598,814
Pebblebrook Hotel Trust:
Series C, 6.50%	204,321	5,094,846
Series D, 6.375%	350,000	8,526,000
Pennsylvania (REIT):
Series B, 7.375%	100,510	2,190,113
Series C, 7.20%	51,000	1,072,530
Series D, 6.875%	151,800	3,060,288
Plymouth Industrial REIT, Inc. Series A, 7.50%	169,400	4,137,985
Prologis, Inc. Series Q, 8.54%	94,446	5,784,818
Public Storage:
Series F, 5.15%	173,400	4,109,701
Series Y, 6.375%	102,224	2,656,802
QTS Realty Trust, Inc. Series A, 7.125%	30,000	753,000
RAIT Financial Trust:
7.125%	336,786	7,630,628
7.625%	224,590	4,267,210
Rexford Industrial Realty, Inc.:
Series A, 5.875%	135,000	3,168,450
Series B, 5.875%	79,500	1,873,107
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	7,990,428
Saul Centers, Inc.:
Series C, 6.875%	183,479	4,458,540
Series D, 6.125%	83,700	1,802,898
Sotherly Hotels, Inc.:
Series B, 8.00%	68,000	1,699,810
Series C, 7.875%	108,200	2,679,032
Spirit Realty Capital, Inc. Series A, 6.00%	95,200	1,984,920
Stag Industrial, Inc.:
Series B, 6.625%	80,300	2,003,485
Series C, 6.875%	83,000	2,116,500
Summit Hotel Properties, Inc.:
Series D, 6.45%	210,000	5,065,200
Series E, 6.25%	190,000	4,468,800
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	42,000	1,052,520
Series F, 6.45%	84,000	2,042,880
Taubman Centers, Inc. Series K, 6.25%	157,322	3,717,519
UMH Properties, Inc.:
Series B, 8.00%	319,604	8,469,506
Series C, 6.75%	341,140	8,603,551
Series D, 6.375%	93,800	2,172,408
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	160,000	4,019,200
Series H, 6.25%	284,500	6,842,225
VEREIT, Inc. Series F, 6.70%	1,959,376	49,297,900
Washington Prime Group, Inc.:
Series H, 7.50%	198,527	4,365,609
Series I, 6.875%	298,115	5,902,677
		464,186,580
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP Series B, 7.90%	117,700	2,730,640
TOTAL REAL ESTATE		466,917,220
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	169,300	3,363,716

TOTAL NONCONVERTIBLE PREFERRED STOCKS		865,033,206

TOTAL PREFERRED STOCKS
(Cost $940,793,308)		931,676,573
	Principal Amount	Value

Corporate Bonds - 18.1%
Convertible Bonds - 4.1%
FINANCIALS - 4.1%
Diversified Financial Services - 0.1%
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (f)	6,770,000	6,665,349
Mortgage Real Estate Investment Trusts - 4.0%
Arbor Realty Trust, Inc. 5.375% 11/15/20	4,230,000	4,283,510
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22	16,780,000	16,403,977
4.75% 3/15/23	500,000	487,321
Colony Financial, Inc.:
3.875% 1/15/21	19,280,000	18,074,807
5% 4/15/23	26,083,000	24,160,683
PennyMac Corp. 5.375% 5/1/20	35,606,000	35,561,421
Resource Capital Corp.:
4.5% 8/15/22	5,050,000	4,932,598
6% 12/1/18	6,100,000	6,172,438
8% 1/15/20	13,890,000	14,485,325
RWT Holdings, Inc. 5.625% 11/15/19	36,880,000	37,064,400
Starwood Property Trust, Inc. 4.375% 4/1/23	11,080,000	11,091,446
Two Harbors Investment Corp. 6.25% 1/15/22	4,380,000	4,526,730
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	21,100,000	21,020,115
		198,264,771
TOTAL FINANCIALS		204,930,120
Nonconvertible Bonds - 14.0%
CONSUMER DISCRETIONARY - 3.2%
Hotels, Restaurants & Leisure - 0.3%
ESH Hospitality, Inc. 5.25% 5/1/25 (f)	8,040,000	7,859,100
FelCor Lodging LP 6% 6/1/25	2,025,000	2,070,563
Times Square Hotel Trust 8.528% 8/1/26 (f)	6,621,347	7,709,650
		17,639,313
Household Durables - 2.9%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (f)	8,430,000	8,134,950
6.875% 2/15/21 (f)	15,709,000	15,669,728
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	7,605,000	6,958,575
6.75% 3/15/25	5,850,000	5,747,625
8.75% 3/15/22	7,540,000	8,143,200
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	5,495,000	5,591,163
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (f)	5,580,000	5,656,725
6.5% 12/15/20 (f)	12,085,000	12,236,063
KB Home 8% 3/15/20	8,465,000	9,078,713
M/I Homes, Inc.:
5.625% 8/1/25	2,870,000	2,762,375
6.75% 1/15/21	3,803,000	3,912,336
Meritage Homes Corp.:
5.125% 6/6/27	5,035,000	4,776,956
6% 6/1/25	4,000,000	4,125,000
7% 4/1/22	7,525,000	8,258,688
7.15% 4/15/20	7,060,000	7,483,600
New Home Co. LLC 7.25% 4/1/22	9,200,000	9,430,276
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (f)	4,100,000	4,192,250
TRI Pointe Homes, Inc.:
5.25% 6/1/27	5,045,000	4,792,750
5.875% 6/15/24	3,890,000	3,943,488
William Lyon Homes, Inc.:
5.875% 1/31/25	2,545,000	2,478,957
7% 8/15/22	8,180,000	8,374,275
		141,747,693
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,313,000
TOTAL CONSUMER DISCRETIONARY		160,700,006
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
Ahold Lease U.S.A., Inc. 7.82% 1/2/20	87,104	89,242
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	15,225,000	13,264,781
6.625% 6/15/24	10,760,000	10,033,592
Albertsons, Inc. 8.7% 5/1/30	5,080,000	4,470,400
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	9,705,000	9,171,225
Cumberland Farms, Inc. 6.75% 5/1/25 (f)	2,075,000	2,152,813
		39,182,053
FINANCIALS - 0.6%
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.65% 6/15/24	6,000,000	5,781,774
3.85% 2/1/25	8,384,000	8,127,038
Five Point Operation Co. LP 7.875% 11/15/25 (f)	6,775,000	6,944,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,721,400
6.25% 2/1/22	1,695,000	1,728,900
		26,303,487
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25 (f)	4,235,000	4,076,188
TOTAL FINANCIALS		30,379,675
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (f)	6,245,000	6,803,303
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	5,675,000	5,717,563
5.5% 2/1/21	12,305,000	12,581,863
		25,102,729
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (f)	3,350,000	3,370,938
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	3,610,000	3,619,025
REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 6.8%
ARC Properties Operating Partnership LP 4.6% 2/6/24	10,480,000	10,431,016
Care Capital Properties LP 5.125% 8/15/26	19,546,000	18,519,187
CBL & Associates LP:
4.6% 10/15/24	26,758,000	21,277,560
5.25% 12/1/23	11,500,000	9,619,368
5.95% 12/15/26	10,434,000	8,367,382
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	5,030,000	4,967,125
DDR Corp.:
3.625% 2/1/25	5,551,000	5,266,815
4.625% 7/15/22	2,096,000	2,155,404
Equinix, Inc. 5.375% 5/15/27	6,620,000	6,735,850
HCP, Inc.:
4% 6/1/25	1,000,000	982,749
4.25% 11/15/23	1,707,000	1,724,400
Healthcare Realty Trust, Inc. 3.75% 4/15/23	966,000	950,725
Healthcare Trust of America Holdings LP 3.75% 7/1/27	8,395,000	7,946,991
Hospitality Properties Trust 5% 8/15/22	3,177,000	3,274,967
iStar Financial, Inc.:
4.625% 9/15/20	6,755,000	6,729,669
5% 7/1/19	24,265,000	24,298,364
5.25% 9/15/22	4,220,000	4,093,400
6% 4/1/22	8,375,000	8,375,000
Lexington Corporate Properties Trust 4.4% 6/15/24	2,180,000	2,131,152
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,145,000	5,822,388
5.25% 8/1/26	4,385,000	4,264,413
6.375% 3/1/24	4,000,000	4,200,000
National Retail Properties, Inc. 3.5% 10/15/27	3,421,000	3,186,090
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,303,000	3,258,457
4.5% 4/1/27	2,462,000	2,334,005
4.75% 1/15/28	12,204,000	11,704,762
4.95% 4/1/24	2,898,000	2,921,986
Regency Centers LP 3.6% 2/1/27	2,558,000	2,422,131
SBA Communications Corp. 4% 10/1/22 (f)	2,535,000	2,414,588
Select Income REIT:
4.15% 2/1/22	11,170,000	11,172,886
4.25% 5/15/24	5,030,000	4,862,821
4.5% 2/1/25	21,294,000	20,816,656
Senior Housing Properties Trust:
3.25% 5/1/19	7,382,000	7,390,830
4.75% 5/1/24	44,895,000	44,834,003
4.75% 2/15/28	1,000,000	967,785
6.75% 4/15/20	13,624,000	14,130,831
6.75% 12/15/21	8,000,000	8,562,320
VEREIT Operating Partnership LP 4.875% 6/1/26	10,945,000	10,869,778
WP Carey, Inc.:
4% 2/1/25	6,985,000	6,736,058
4.25% 10/1/26	7,242,000	7,024,569
4.6% 4/1/24	11,323,000	11,436,594
		339,181,075
Real Estate Management & Development - 1.9%
Greystar Real Estate Partners 5.75% 12/1/25 (f)	5,925,000	5,865,750
Howard Hughes Corp. 5.375% 3/15/25 (f)	16,545,000	16,503,638
Kennedy-Wilson, Inc.:
5.875% 4/1/24	31,370,000	30,899,450
5.875% 4/1/24 (f)	1,000,000	985,000
Mattamy Group Corp.:
6.5% 10/1/25 (f)	4,835,000	4,822,913
6.875% 12/15/23 (f)	5,425,000	5,574,188
Mid-America Apartments LP:
3.75% 6/15/24	1,663,000	1,632,605
4.3% 10/15/23	2,203,000	2,250,087
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)	2,803,000	2,824,023
5.625% 3/1/24 (f)	2,270,000	2,270,000
Washington Prime Group LP 5.95% 8/15/24	21,080,000	19,791,562
		93,419,216
TOTAL REAL ESTATE		432,600,291

TOTAL NONCONVERTIBLE BONDS		694,954,717

TOTAL CORPORATE BONDS
(Cost $907,428,487)		899,884,837

Asset-Backed Securities - 2.7%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (f)	3,000,000	3,292,548
Series 2014-SFR3 Class E, 6.418% 12/17/36 (f)	9,025,000	10,026,252
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (f)	1,999,310	2,139,109
Class F, 5.885% 4/17/52 (f)	2,000,000	2,129,887
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (f)	8,259,000	9,000,415
Class XS, 0% 10/17/45 (c)(f)(g)(h)	4,762,429	48
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3971% 3/20/50 (c)(f)(g)(i)	2,250,000	11,250
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (f)	563,255	566,352
Colony Starwood Homes Series 2016-2A Class F, 1 month U.S. LIBOR + 4.150% 5.9266% 12/17/33 (f)(g)(i)	1,500,000	1,551,893
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	452,630	415,366
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	2,303,029	2,353,416
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (g)	968,843	985,647
Series 1997-3 Class M1, 7.53% 3/15/28	6,431,875	6,420,972
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 5.3472% 7/17/34 (f)(g)(i)	6,318,500	6,381,488
Home Partners of America Trust Series 2016-2 Class F, 1 month U.S. LIBOR + 5.250% 6.5082% 10/17/33 (f)(g)(i)	3,393,000	3,461,403
Invitation Homes Trust:
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.9582% 6/17/32 (f)(g)(i)	2,450,000	2,449,989
Series 2015-SFR3 Class F, 1 month U.S. LIBOR + 3.650% 6.5003% 8/17/32 (f)(g)(i)	2,000,000	2,013,860
Series 2015-SRF1 Class F, 1 month U.S. LIBOR + 4.550% 6.0503% 3/17/32 (f)(g)(i)	5,500,000	5,499,964
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 4.8082% 12/17/36 (f)(g)(i)	8,442,000	8,560,311
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.496% 6/17/37 (f)(g)(i)	3,000,000	2,999,956
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	770,554	538,159
Merit Securities Corp. Series 13 Class M1, 7.9439% 12/28/33 (g)	1,923,000	1,981,922
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (f)	2,940,000	3,062,950
Series 2016-SFR1 Class F, 1 month U.S. LIBOR + 5.000% 6.8082% 9/17/33 (f)(g)(i)	8,459,000	8,617,908
Series 2017-SFR1 Class F, 5.35% 8/17/34 (f)	3,073,000	3,126,797
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (f)(i)	2,568,000	2,561,653
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.3766% 1/17/35 (f)(g)(i)	5,906,000	5,968,722
Class F, 1 month U.S. LIBOR + 3.400% 5.1766% 1/17/35 (f)(g)(i)	12,671,000	12,670,923
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.437% 2/5/36 (c)(f)(g)(i)	4,309,475	323
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (f)	8,442,000	8,477,598
Series 2017-SFR2 Class F, 5.16% 1/17/36 (f)	3,785,000	3,801,601
Series 2018-SFR1 Class F, 4.96% 5/17/37 (f)	1,000,000	993,100
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (f)	2,544,000	2,631,819
VB-S1 Issuer LLC:
Series 2016-1A Class F, 6.901% 6/15/46 (f)	7,797,000	7,947,973
Series 2018-1A Class F, 5.25% 2/15/48 (f)	1,354,000	1,356,875
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.2664% 11/21/40 (f)(g)(i)	250,000	200,000
TOTAL ASSET-BACKED SECURITIES
(Cost $135,354,797)		134,198,449

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3747% 12/25/46 (f)(g)	4,500,000	4,664,611
Series 2010-K7 Class B, 5.5012% 4/25/20 (f)(g)	3,200,000	3,335,701
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 13.6896% 6/10/35 (f)(g)(i)	51,555	30,668
RESIX Finance Ltd. floater:
Series 2004-A Class B7, 1 month U.S. LIBOR + 4.250% 5.9896% 2/10/36 (c)(f)(g)(i)	14,817	197
Series 2004-B Class B7, 1 month U.S. LIBOR + 4.000% 5.7396% 2/10/36 (c)(f)(g)(i)	9,371	39

TOTAL PRIVATE SPONSOR		8,031,216

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.7389% 2/25/42 (f)(g)	50,668	25,466
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.6175% 6/25/43 (f)(g)	86,035	41,988

TOTAL U.S. GOVERNMENT AGENCY		67,454

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,765,106)		8,098,670

Commercial Mortgage Securities - 16.9%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)	2,000,000	2,147,744
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (f)	3,349,000	2,681,011
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2877% 9/10/28 (f)(g)	8,413,000	8,062,649
Class F, 4.2844% 9/10/28 (f)(g)	4,074,000	3,723,605
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.0266% 10/15/32 (f)(g)(i)	12,691,000	12,746,502
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (f)(g)	4,536,000	4,477,109
Class F, 5.4883% 4/10/29 (f)(g)	9,710,000	9,334,609
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (f)	3,391,000	2,707,499
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (f)(g)	9,911,000	9,797,355
CGDB Commercial Mortgage Trust:
1 month U.S. LIBOR + 2.500% 4.2766% 5/15/30 (f)(g)(i)	2,375,000	2,386,497
Series 2017-BIO Class F, 1 month U.S. LIBOR + 3.250% 5.0266% 5/15/30 (f)(g)(i)	1,500,000	1,498,305
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 5.0266% 7/15/30 (f)(g)(i)	5,000,000	4,994,335
Class E, 1 month U.S. LIBOR + 3.872% 5.6481% 7/15/30 (f)(g)(i)	6,741,000	6,701,388
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.099% 9/10/46 (f)(g)	5,254,000	4,978,277
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 6.1266% 7/15/27 (f)(g)(i)	2,933,000	2,947,791
Series 2016-C3 Class D, 3% 11/15/49 (f)	7,089,000	5,244,482
Series 2016-SMPL Class E, 4.509% 9/10/31 (f)	1,701,000	1,681,619
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)	7,300,000	5,617,720
Series 2012-CR1:
Class C, 5.3204% 5/15/45 (g)	1,000,000	1,032,582
Class D, 5.3204% 5/15/45 (f)(g)	5,550,000	5,349,764
Class G, 2.462% 5/15/45 (f)	6,346,000	4,486,244
Series 2012-CR5 Class D, 4.3219% 12/10/45 (f)(g)	2,000,000	1,888,916
Series 2012-LC4:
Class C, 5.6045% 12/10/44 (g)	2,000,000	1,996,875
Class D, 5.6045% 12/10/44 (f)(g)	11,675,000	10,433,601
Series 2013-CCRE6 Class E, 4.0685% 3/10/46 (f)(g)	882,000	702,688
Series 2013-CR10 Class D, 4.7892% 8/10/46 (f)(g)	4,544,000	3,929,519
Series 2013-CR12 Class D, 5.079% 10/10/46 (f)(g)	4,500,000	3,861,416
Series 2013-CR6 Class F, 4.0685% 3/10/46 (f)(g)	8,038,000	5,204,173
Series 2013-CR9 Class D, 4.2666% 7/10/45 (f)(g)	1,404,000	1,192,240
Series 2013-LC6 Class D, 4.3041% 1/10/46 (f)(g)	8,301,000	7,669,793
Series 2014-CR17:
Class D, 4.7989% 5/10/47 (f)(g)	2,500,000	2,100,066
Class E, 4.7989% 5/10/47 (f)(g)	3,098,000	2,404,776
Series 2014-UBS2 Class D, 5.015% 3/10/47 (f)(g)	3,713,000	3,165,859
Series 2016-CD1 Class D, 2.771% 8/10/49 (f)(g)	9,452,000	7,328,242
Series 2017-CD4 Class D, 3.3% 5/10/50 (f)	2,800,000	2,242,469
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (f)	2,800,000	2,250,807
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.8327% 8/15/45 (f)(g)	4,500,000	4,394,396
Class E, 4.8327% 8/15/45 (f)(g)	8,000,000	7,594,105
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (f)(g)	10,945,000	10,522,504
Series 2015-WEST Class F, 4.2268% 2/10/37 (f)(g)	12,745,000	12,126,991
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (f)	4,346,000	3,820,910
Series 2017-CX10 Class UESD, 4.2366% 11/15/27 (f)(g)	5,076,000	4,801,480
Series 2017-CX9 Class D, 4.161% 9/15/50 (f)	2,568,000	2,136,926
CSMC Trust Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.0266% 11/15/33 (f)(g)(i)	6,300,000	6,360,118
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (f)(g)	1,000,000	982,912
Class E, 4.9345% 1/10/34 (f)(g)	10,853,000	10,368,370
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6988% 11/10/46 (f)(g)	14,031,000	14,538,741
Class G, 4.652% 11/10/46 (f)	12,360,000	10,931,793
Series 2011-LC3A Class D, 5.3414% 8/10/44 (f)(g)	3,945,000	4,048,386
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5775% 12/25/43 (g)(h)	12,206,096	777,565
Series K012 Class X3, 2.2524% 1/25/41 (g)(h)	20,724,835	1,161,300
Series K013 Class X3, 2.9089% 1/25/43 (g)(h)	14,360,000	1,035,943
Series KAIV Class X2, 3.6147% 6/25/46 (g)(h)	7,430,000	728,116
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (f)(g)	4,364,000	4,316,593
Class FFX, 3.3822% 12/15/34 (f)(g)	14,402,000	14,133,308
Class GFX, 3.3822% 12/15/34 (f)(g)	23,509,000	22,984,850
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (g)	10,700	10,678
GP Portfolio Trust Series 2014-GPP Class E, 1 month U.S. LIBOR + 4.100% 5.8766% 2/15/27 (f)(g)(i)	2,823,000	2,790,080
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4% 12/19/35 (f)(g)(i)	2,500,000	2,487,500
GS Mortgage Securities Corp. II Series 2010-C1 Class D, 6.0517% 8/10/43 (f)(g)	1,966,000	1,990,196
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1831% 12/10/43 (f)(g)	3,000,000	3,008,609
Series 2011-GC5:
Class C, 5.3987% 8/10/44 (f)(g)	9,000,000	9,366,838
Class D, 5.3987% 8/10/44 (f)(g)	7,000,000	6,787,121
Class E, 5.3987% 8/10/44 (f)(g)	8,230,000	6,716,623
Class F, 4.5% 8/10/44 (f)	7,986,000	4,180,831
Series 2012-GC6:
Class C, 5.6529% 1/10/45 (f)(g)	3,600,000	3,742,535
Class D, 5.6529% 1/10/45 (f)(g)	4,165,000	3,948,173
Class E, 5% 1/10/45 (f)(g)	4,516,000	3,865,007
Series 2012-GCJ7:
Class C, 5.6985% 5/10/45 (g)	6,500,000	6,680,530
Class D, 5.6985% 5/10/45 (f)(g)	10,192,000	9,797,717
Class E, 5% 5/10/45 (f)	6,920,000	5,642,295
Series 2012-GCJ9 Class D, 4.7461% 11/10/45 (f)(g)	5,565,000	5,311,425
Series 2013-GC14 Class D, 4.7648% 8/10/46 (f)(g)	1,680,000	1,607,518
Series 2013-GC16:
Class D, 5.3285% 11/10/46 (f)(g)	3,750,000	3,631,538
Class F, 3.5% 11/10/46 (f)	7,303,000	5,197,761
Series 2014-NEW Class D, 3.79% 1/10/31 (f)	2,510,000	2,497,678
Series 2016-GS3 Class D, 2.728% 10/10/49 (f)	3,398,000	2,628,717
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (f)	29,826,000	29,205,619
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (f)(g)	2,009,000	1,976,622
Class F, 4.0667% 2/10/29 (f)(g)	15,890,000	14,712,754
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (f)(g)	8,440,000	7,470,794
Series 2016-SFP Class F, 6.0801% 11/5/35 (f)	8,457,000	8,507,377
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (f)(g)	9,317,000	8,654,109
Class FFL, 1 month U.S. LIBOR + 2.850% 4.6266% 6/15/34 (f)(g)(i)	3,909,000	3,916,969
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (f)	8,738,000	7,333,340
Series 2014-C26 Class D, 3.9241% 1/15/48 (f)(g)	3,398,000	2,915,770
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (f)	10,241,000	8,407,198
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0952% 12/15/49 (f)(g)	7,388,000	5,805,660
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4883% 1/12/37 (f)(g)	700,797	719,463
Series 2010-CNTR Class XB, 0.9314% 8/5/32 (f)(g)(h)	32,655,000	576,145
Series 2012-CBX:
Class C, 5.2137% 6/15/45 (g)	4,530,000	4,572,702
Class E, 5.2137% 6/15/45 (f)(g)	4,635,000	4,214,321
Class F, 4% 6/15/45 (f)	8,192,000	6,168,112
Class G 4% 6/15/45 (f)	4,044,000	2,054,203
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.6735% 2/15/46 (f)(g)	6,518,000	6,354,767
Class G, 4.409% 2/15/46 (f)(g)	1,000,000	798,026
Class H, 4.409% 2/15/46 (f)(g)	7,077,000	5,090,973
Series 2011-C4 Class F, 3.873% 7/15/46 (f)	1,400,000	1,288,087
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (g)	848,000	830,986
Class D, 4.1953% 4/15/46 (g)	7,672,000	7,042,246
Class E, 3.25% 4/15/46 (f)(g)	472,000	349,873
Class F, 3.25% 4/15/46 (f)(g)	2,518,000	1,472,457
Series 2014-DSTY Class E, 3.8046% 6/10/27 (f)(g)	2,752,000	2,583,061
Series 2015-UES Class F, 3.621% 9/5/32 (f)(g)	5,432,000	5,274,657
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (f)	150,068	140,477
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.1548% 1/20/41 (f)(g)	3,000,000	2,983,214
Class E, 5.1548% 1/20/41 (f)(g)	4,800,000	4,436,679
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.4286% 5/12/39 (g)	2,203,824	2,226,540
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.6878% 8/15/45 (f)(g)	3,889,000	3,799,077
Series 2012-C6 Class D, 4.5754% 11/15/45 (f)(g)	2,000,000	1,992,640
Series 2013-C12 Class D, 4.7669% 10/15/46 (f)(g)	7,164,000	6,699,501
Series 2013-C13:
Class D, 4.8895% 11/15/46 (f)(g)	5,277,000	5,078,046
Class E, 4.8895% 11/15/46 (f)(g)	3,379,000	2,862,219
Series 2013-C7:
Class D, 4.2505% 2/15/46 (f)(g)	5,650,000	5,104,253
Class E, 4.2505% 2/15/46 (f)(g)	1,000,000	772,822
Series 2013-C9:
Class C, 4.0469% 5/15/46 (g)	3,339,000	3,257,614
Class D, 4.1349% 5/15/46 (f)(g)	5,137,000	4,795,625
Series 2016-C30 Class D, 3% 9/15/49 (f)	5,408,000	4,066,684
Series 2016-C31 Class D, 3% 11/15/49 (f)(g)	1,500,000	1,121,210
Series 2016-C32 Class D, 3.396% 12/15/49 (f)	5,929,000	4,541,576
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4213% 3/15/45 (f)(g)	7,294,000	6,115,234
Series 1997-RR Class F, 7.51% 4/30/39 (f)(g)	226,263	224,421
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)	1,036,077	999,815
Series 2011-C2:
Class D, 5.484% 6/15/44 (f)(g)	5,387,000	5,298,994
Class E, 5.484% 6/15/44 (f)(g)	12,150,000	11,425,334
Class F, 5.484% 6/15/44 (f)(g)	4,440,000	3,772,327
Class XB, 0.5349% 6/15/44 (f)(g)(h)	63,708,222	949,635
Series 2011-C3:
Class D, 5.1557% 7/15/49 (f)(g)	7,400,000	7,596,448
Class E, 5.1557% 7/15/49 (f)(g)	1,353,000	1,313,973
Class F, 5.1557% 7/15/49 (f)(g)	3,438,050	3,244,835
Class G, 5.1557% 7/15/49 (f)(g)	3,902,000	3,270,835
Series 2012-C4 Class D, 5.4213% 3/15/45 (f)(g)	6,310,000	5,992,907
Series 2015-MS1 Class D, 4.0302% 5/15/48 (f)(g)	10,956,000	9,284,985
Series 2015-UBS8 Class D, 3.18% 12/15/48 (f)	5,013,000	4,207,984
Series 2016-BNK2 Class C, 3% 11/15/49(f)	3,000,000	2,368,245
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.7031% 8/15/19 (f)(g)(i)	7,868,000	7,946,769
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.0266% 8/15/34 (f)(g)(i)	13,477,290	13,616,632
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (f)	11,889,000	11,773,909
Class E, 6.8087% 11/15/34 (f)	11,364,000	10,731,231
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (f)(g)	1,500,000	1,368,483
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	4,294,396	5,239,163
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 5.0266% 11/15/27 (f)(g)(i)	2,500,000	2,423,276
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.4766% 8/15/39 (g)	195,879	196,241
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5451% 5/10/45 (f)(g)	3,235,000	3,184,394
Class E, 5% 5/10/45 (f)(g)	6,339,000	5,218,837
Class F, 5% 5/10/45 (f)(g)	2,221,350	1,532,856
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0516% 1/10/45 (f)(g)	3,000,000	3,206,516
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7651% 10/15/45 (f)(g)	12,964,000	12,370,198
Class E, 4.7651% 10/15/45 (f)(g)	7,588,000	6,495,234
Series 2016-BNK1 Class D, 3% 8/15/49 (f)	6,979,000	5,520,529
Series 2016-C35 Class D, 3.142% 7/15/48 (f)	18,542,000	13,654,820
Series 2016-NXS6 Class D, 3.059% 11/15/49(f)	5,094,000	3,678,915
Series 2017-C38 Class D, 3% 7/15/50 (f)(g)	4,373,000	3,349,980
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)	4,000,000	2,718,084
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	4,900,000	5,034,705
Class D, 5.6861% 3/15/44 (f)(g)	1,000,000	876,172
Class E, 5% 3/15/44 (f)	3,000,000	2,438,238
Series 2011-C5:
Class E, 5.6714% 11/15/44 (f)(g)	3,807,000	3,806,807
Class F, 5.25% 11/15/44 (f)(g)	3,000,000	2,603,051
Class G, 5.25% 11/15/44 (f)(g)	2,000,000	1,626,600
Series 2012-C10 Class E, 4.4478% 12/15/45 (f)(g)	4,090,000	2,945,531
Series 2012-C7:
Class D, 4.8255% 6/15/45 (f)(g)	2,380,000	2,188,748
Class F, 4.5% 6/15/45 (f)	2,000,000	1,345,381
Series 2012-C8 Class E, 4.8939% 8/15/45 (f)(g)	2,922,500	2,795,660
Series 2013-C11:
Class D, 4.2722% 3/15/45 (f)(g)	5,830,000	5,434,938
Class E, 4.2722% 3/15/45(f)(g)	4,780,000	3,712,615
Series 2013-C13 Class D, 4.1386% 5/15/45 (f)(g)	4,000,000	3,654,736
Series 2013-C16 Class D, 5.0286% 9/15/46 (f)(g)	3,728,000	3,465,706
Series 2013-UBS1 Class D, 4.6232% 3/15/46 (f)(g)	4,589,000	4,218,963
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 5.4969% 11/15/29 (f)(g)(i)	5,152,378	5,142,768
Class G, 1 month U.S. LIBOR + 3.001% 4.7966% 11/15/29 (f)(g)(i)	8,859,793	8,713,546
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (f)(g)	6,725,000	5,171,138
Class PR2, 3.516% 6/5/35 (f)(g)	2,541,000	1,810,473
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $830,900,768)		838,075,487

Bank Loan Obligations - 4.5%
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.6%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 12/22/24 (g)(i)	3,371,550	3,398,253
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 8/30/23 (g)(i)	4,206,883	4,225,015
Hilton Los Cabos 3 month U.S. LIBOR + 8.000% 10.117% 9/9/18 (c)(g)(i)	5,375,000	5,375,000
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 4/14/21 (g)(i)	12,819,223	12,827,299
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5% 4/27/24 (g)(i)	4,316,640	4,339,302
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/29/25 (i)(j)	1,000,000	1,007,380
		31,172,249
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2342% 6/23/23 (g)(i)	12,441,921	12,106,735

TOTAL CONSUMER DISCRETIONARY		43,278,984

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (g)(i)	12,947,560	12,801,899
3 month U.S. LIBOR + 3.000% 5.2916% 12/21/22 (g)(i)	11,528,646	11,435,033
		24,236,932
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.052% 12/19/20 (g)(i)	22,127,844	21,537,694
Panda Temple Power, LLC term loan 3 month U.S. LIBOR + 6.000% 8.302% 4/3/19 (g)(i)	13,834,778	12,727,996
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 10/2/23 (g)(i)	5,730,711	5,730,711
		39,996,401
FINANCIALS - 0.4%
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3576% 11/4/21 (g)(i)	13,351,191	13,369,750
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8969% 12/5/20 (g)(i)	3,697,061	3,734,031

TOTAL FINANCIALS		17,103,781

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.2342% 1/27/21 (g)(i)	6,141,305	5,951,968
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/27/25 (g)(i)	2,050,000	2,048,729
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/20/24 (g)(i)	3,381,525	3,414,292
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.5969% 2/6/22 (c)(g)(i)	15,000,000	14,643,750
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8937% 10/1/21 (g)(i)	6,304,148	6,335,668
QCP SNF West (REIT) LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.1508% 10/31/22 (g)(i)	6,705,125	6,766,611
		27,746,029
Real Estate Management & Development - 0.4%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.41% 3/24/24 (g)(i)	3,104,193	3,114,871
Simply Storage Management LLC 8.2375% 9/6/21 (c)(g)	16,974,000	17,101,305
		20,216,176

TOTAL REAL ESTATE		47,962,205

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4/11/25 (i)(j)	1,755,000	1,759,142
UTILITIES - 0.7%
Electric Utilities - 0.2%
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 1/30/24 (g)(i)	8,900,897	8,972,104
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 1/30/24 (g)(i)	569,885	574,444
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.41% 12/2/21 (g)(i)	2,491,846	2,311,187
		11,857,735
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.3769% 4/13/23 (g)(i)	8,655,749	8,688,208
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.3983% 2/7/24 (g)(i)	1,533,797	1,543,214
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 9.302% 10/18/22 (g)(i)	14,520,406	13,994,041
		24,225,463

TOTAL UTILITIES		36,083,198

TOTAL BANK LOAN OBLIGATIONS
(Cost $222,030,203)		221,835,632

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, (c)(f)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (c)(f)(i)	500,000	50,750
TOTAL PREFERRED SECURITIES
(Cost $1,297,768)		50,872
	Shares	Value

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 1.74% (k)	342,865,653	342,934,227
Fidelity Securities Lending Cash Central Fund 1.74% (k)(l)	41,588,207	41,592,365
TOTAL MONEY MARKET FUNDS
(Cost $384,470,922)		384,526,592
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $4,863,201,701)		4,985,383,610
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(24,438,127)
NET ASSETS - 100%		$4,960,945,483

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $149,642 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated company

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,083,671,998 or 21.8% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B (Escrow)	7/17/16	$121,944

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,239,520
Fidelity Securities Lending Cash Central Fund	222,984
Total	$3,462,504

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acadia Realty Trust (SBI)	$124,832,133	$3,899,389	$--	$3,385,553	$--	$(25,711,646)	$103,019,876
Ellington Financial LLC	25,147,846	1,105,555	--	1,992,229	--	(1,851,980)	24,401,421
Great Ajax Corp.	21,962,447	--	--	1,419,986	--	(757,326)	21,205,121
Great Ajax Corp. 7.25%	4,545,000	--	--	244,688	--	(78,750)	4,466,250
Total	$176,487,426	$5,004,944	$--	$7,042,456	$--	$(28,399,702)	$153,092,668

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$21,975,173	$21,825,531	$--	$149,642
Financials	695,253,105	680,697,279	14,555,826	--
Real Estate	1,778,121,077	1,720,248,718	57,872,359	--
Utilities	3,363,716	3,363,716	--	--
Corporate Bonds	899,884,837	--	899,884,837	--
Asset-Backed Securities	134,198,449	--	134,186,828	11,621
Collateralized Mortgage Obligations	8,098,670	--	8,098,434	236
Commercial Mortgage Securities	838,075,487	--	838,075,487	--
Bank Loan Obligations	221,835,632	--	184,715,577	37,120,055
Preferred Securities	50,872	--	--	50,872
Money Market Funds	384,526,592	384,526,592	--	--
Total Investments in Securities:	$4,985,383,610	$2,810,661,836	$2,137,389,348	$37,332,426

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 53,726,431
Net Realized Gain (Loss) on Investment Securities	109,454
Net Unrealized Gain (Loss) on Investment Securities	587,050
Cost of Purchases	5,375,000
Proceeds of Sales	(22,789,931)
Amortization/Accretion	112,051
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 37,120,055
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$ 531,391
Other Investments in Securities
Beginning Balance	1,906,920
Net Realized Gain (Loss) on Investment Securities	(93,177)
Net Unrealized Gain (Loss) on Investment Securities	49,811
Cost of Purchases	43,579
Proceeds of Sales	(28,278)
Amortization/Accretion	(46,311)
Transfers into Level 3	--
Transfers out of Level 3	(1,620,173)
Ending Balance	$ 212,371
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$(38,137)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Income Fund

April 30, 2018

SRE-QTLY-0618
1.924316.106

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Worldwide Corp.	16,600	$1,895,886
FINANCIALS - 2.5%
Capital Markets - 0.2%
Ellington Financial LLC	124,800	1,862,016
Insurance - 0.1%
FNF Group	15,100	556,133
Mortgage Real Estate Investment Trusts - 2.2%
Anworth Mortgage Asset Corp.	62,700	296,571
Arbor Realty Trust, Inc.	161,520	1,414,915
Chimera Investment Corp.	118,500	2,072,565
Dynex Capital, Inc.	129,500	852,110
Five Oaks Investment Corp.	17,008	48,133
Great Ajax Corp.	171,626	2,306,653
Invesco Mortgage Capital, Inc.	158,800	2,577,324
MFA Financial, Inc.	1,169,200	8,792,384
New Residential Investment Corp.	54,900	959,652
Redwood Trust, Inc.	48,200	739,388
		20,059,695

TOTAL FINANCIALS		22,477,844

REAL ESTATE - 12.5%
Equity Real Estate Investment Trusts (REITs) - 12.3%
Acadia Realty Trust (SBI)	454,800	10,733,280
American Homes 4 Rent Class A	204,567	4,132,253
American Tower Corp.	50,300	6,858,908
Apartment Investment & Management Co. Class A	236,900	9,618,140
AvalonBay Communities, Inc.	15,500	2,526,500
Cedar Realty Trust, Inc.	52,600	204,614
Colony NorthStar, Inc.	698,199	4,265,996
DDR Corp.	239,400	1,735,650
Douglas Emmett, Inc.	16,600	618,682
Equinix, Inc.	11,100	4,670,769
Equity Lifestyle Properties, Inc.	145,200	12,946,029
Equity Residential (SBI)	53,100	3,276,801
Extra Space Storage, Inc.	22,000	1,970,980
Front Yard Residential Corp. Class B	18,400	180,688
Gramercy Property Trust	48,500	1,139,750
Healthcare Realty Trust, Inc.	47,500	1,321,925
Healthcare Trust of America, Inc.	98,950	2,472,761
Lexington Corporate Properties Trust	384,422	3,090,753
Mid-America Apartment Communities, Inc.	71,414	6,531,524
National Retail Properties, Inc.	16,400	623,856
Omega Healthcare Investors, Inc.	89,700	2,330,406
Public Storage	12,700	2,562,606
Rexford Industrial Realty, Inc.	24,400	745,420
Sabra Health Care REIT, Inc.	241,000	4,412,710
Safety Income and Growth, Inc.	46,000	825,700
Select Income REIT	18,700	354,552
Senior Housing Properties Trust (SBI)	258,600	4,026,402
Spirit Realty Capital, Inc.	74,200	597,310
Store Capital Corp.	111,300	2,808,099
Terreno Realty Corp.	54,180	2,012,787
Ventas, Inc.	168,328	8,655,426
VEREIT, Inc.	326,900	2,222,920
		110,474,197
Real Estate Management & Development - 0.2%
Colony NorthStar Credit Real Estate, Inc.	71,600	1,363,264

TOTAL REAL ESTATE		111,837,461

TOTAL COMMON STOCKS
(Cost $120,175,808)		136,211,191

Preferred Stocks - 23.5%
Convertible Preferred Stocks - 2.2%
FINANCIALS - 0.9%
Mortgage Real Estate Investment Trusts - 0.9%
Great Ajax Corp. 7.25%	257,500	6,389,219
Sutherland Asset Management Corp. 7.00%	68,900	1,717,746
		8,106,965
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc. Series D, 7.00% (a)	8,241	295,421
Braemar Hotels & Resorts, Inc. 5.50%	17,193	330,931
iStar Financial, Inc. Series J, 4.50%	44,700	2,041,118
Lexington Corporate Properties Trust Series C, 6.50%	70,019	3,229,626
RLJ Lodging Trust Series A, 1.95%	38,600	977,352
Wheeler REIT, Inc. 8.75%	208,000	3,207,360
		10,081,808
Real Estate Management & Development - 0.2%
Landmark Infrastructure Partners LP 7.041%(a)	55,500	1,282,605
TOTAL REAL ESTATE		11,364,413

TOTAL CONVERTIBLE PREFERRED STOCKS		19,471,378

Nonconvertible Preferred Stocks - 21.3%
FINANCIALS - 9.9%
Capital Markets - 0.0%
Arlington Asset Investment Corp. 6.625%	31,528	749,389
Mortgage Real Estate Investment Trusts - 9.9%
AG Mortgage Investment Trust, Inc.:
8.00%	137,584	3,461,613
8.25%	1,300	33,085
AGNC Investment Corp.:
Series B, 7.75%	29,100	747,579
Series C, 7.00%	61,500	1,567,020
American Capital Mortgage Investment Corp. Series A, 8.125%	33,100	842,491
Annaly Capital Management, Inc.:
Series C, 7.625%	14,664	371,782
Series D, 7.50%	83,513	2,108,703
Series F, 6.95%	198,300	4,993,809
Series G, 6.50%	118,900	2,860,734
Anworth Mortgage Asset Corp. Series A, 8.625%	140,818	3,655,776
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	89,058	2,244,520
Arbor Realty Trust, Inc.:
Series A, 8.25%	41,922	1,079,072
Series B, 7.75%	40,000	1,012,000
Series C, 8.50%	15,000	392,400
Armour Residential REIT, Inc. Series B, 7.875%	25,701	637,786
Capstead Mortgage Corp. Series E, 7.50%	37,016	912,444
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	61,500	1,538,915
Chimera Investment Corp.:
Series A, 8.00%	36,000	909,000
Series B, 8.00%	328,458	8,308,345
CYS Investments, Inc.:
Series A, 7.75%	10,314	253,415
Series B, 7.50%	113,333	2,736,992
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,456,945
Series B, 7.625%	47,335	1,124,206
Five Oaks Investment Corp. Series A, 8.75%	28,863	729,945
Invesco Mortgage Capital, Inc.:
7.50%	343,556	8,228,166
Series A, 7.75%	30,151	751,776
Series B, 7.75%	225,198	5,672,738
MFA Financial, Inc.:
8.00%	108,747	2,799,692
Series B, 7.50%	188,749	4,696,075
New York Mortgage Trust, Inc.:
Series B, 7.75%	78,802	1,769,105
Series C, 7.875%	117,633	2,740,849
Series D, 8.00%	74,400	1,718,647
PennyMac Mortgage Investment Trust:
8.125%	59,000	1,517,333
Series B, 8.00%	94,500	2,374,785
Resource Capital Corp. 8.625%	2,011	51,544
Two Harbors Investment Corp.:
Series A, 8.125%	104,500	2,713,865
Series B, 7.625%	211,155	5,278,875
Series C, 7.25%	112,700	2,695,784
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	23,000	594,663
		88,582,474
TOTAL FINANCIALS		89,331,863
REAL ESTATE - 11.3%
Equity Real Estate Investment Trusts (REITs) - 11.3%
American Homes 4 Rent:
Series D, 6.50%	40,000	1,012,000
Series E, 6.35%	40,000	986,476
Series F, 5.875%	44,883	1,023,288
Series G, 5.875%	34,800	780,216
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	12,945	329,450
Series F, 7.375%	52,000	1,181,679
Series G, 7.375%	20,000	454,800
Series H, 7.50%	28,700	660,990
Series I, 7.50%	47,300	1,090,029
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	102,400	2,539,510
Series C, 7.625%	27,200	631,018
Series D, 7.125%	24,000	519,000
Cedar Realty Trust, Inc.:
Series B, 7.25%	22,518	506,430
Series C, 6.50%	50,200	987,936
City Office REIT, Inc. Series A, 6.625%	25,500	600,525
Colony NorthStar, Inc.:
Series B, 8.25%	42,790	1,065,471
Series D, 8.50%	137,635	3,449,147
Series E, 8.75%	94,316	2,393,740
Series G, 7.50%	50,960	1,177,176
Series H, 7.125%	153,878	3,549,965
Series I, 7.15%	192,000	4,440,960
Series J, 7.15%	256,537	5,900,351
DDR Corp.:
Series J, 6.50%	70,181	1,572,054
Series K, 6.25%	25,489	554,386
Digital Realty Trust, Inc.:
Series C, 6.625%	16,000	419,200
Series G, 5.875%	28,270	705,337
Series H, 7.375%	10,000	260,000
Farmland Partners, Inc. Series B, 6.00%	110,000	2,747,800
General Growth Properties, Inc. Series A, 6.375%	34,690	848,479
Gladstone Commercial Corp. Series D, 7.00%	101,200	2,528,988
Gladstone Land Corp. Series A, 6.375%	11,000	280,478
Global Medical REIT, Inc. Series A, 7.50%	22,800	559,740
Global Net Lease, Inc. Series A, 7.25%	91,505	2,251,023
Government Properties Income Trust 5.875%	37,500	940,875
Hersha Hospitality Trust Series D, 6.50%	40,000	932,800
Investors Real Estate Trust Series C, 6.625%	54,100	1,280,547
iStar Financial, Inc.:
Series D, 8.00%	62,442	1,562,923
Series G, 7.65%	96,000	2,405,760
Series I, 7.50%	26,900	670,144
Jernigan Capital, Inc. Series B, 7.00%	26,800	613,425
Kimco Realty Corp. Series M, 5.25%	22,400	465,920
LaSalle Hotel Properties:
Series I, 6.375%	47,339	1,160,279
Series J, 6.30%	40,000	978,000
Monmouth Real Estate Investment Corp. Series C, 6.125%	40,400	969,972
National Retail Properties, Inc. Series E, 5.70%	46,124	1,099,135
National Storage Affiliates Trust Series A, 6.00%	11,300	267,257
Pebblebrook Hotel Trust:
Series C, 6.50%	71,130	1,773,662
Series D, 6.375%	50,000	1,218,000
Pennsylvania (REIT):
Series B, 7.375%	55,408	1,207,340
Series C, 7.20%	9,000	189,270
Series D, 6.875%	25,700	518,112
Plymouth Industrial REIT, Inc. Series A, 7.50%	28,100	686,407
Prologis, Inc. Series Q, 8.54%	15,800	967,750
PS Business Parks, Inc. Series U, 5.75%	102,483	2,526,206
Public Storage:
Series F, 5.15%	28,000	663,620
Series Y, 6.375%	19,826	515,278
QTS Realty Trust, Inc. Series A, 7.125%	29,500	740,450
RAIT Financial Trust:
7.125%	82,863	1,877,444
7.625%	46,080	875,520
Rexford Industrial Realty, Inc.:
Series A, 5.875%	25,000	586,750
Series B, 5.875%	49,100	1,156,850
Sabra Health Care REIT, Inc. Series A, 7.125%	99,665	2,499,399
Saul Centers, Inc.:
Series C, 6.875%	40,477	983,591
Series D, 6.125%	15,000	323,100
Sotherly Hotels, Inc.:
Series B, 8.00%	12,000	299,966
Series C, 7.875%	18,100	448,156
Spirit Realty Capital, Inc. Series A, 6.00%	15,500	323,175
Stag Industrial, Inc.:
Series B, 6.625%	10,000	249,500
Series C, 6.875%	17,000	433,500
Summit Hotel Properties, Inc.:
Series D, 6.45%	40,000	964,800
Series E, 6.25%	32,000	752,640
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,000	200,480
Series F, 6.45%	16,000	389,120
Taubman Centers, Inc. Series K, 6.25%	19,561	462,226
UMH Properties, Inc.:
Series B, 8.00%	150,700	3,993,550
Series C, 6.75%	58,520	1,475,874
Series D, 6.375%	19,700	456,252
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	33,500	841,520
Series H, 6.25%	48,000	1,154,400
VEREIT, Inc. Series F, 6.70%	254,483	6,402,792
Washington Prime Group, Inc.:
Series H, 7.50%	53,575	1,178,114
Series I, 6.875%	10,483	207,563
		100,897,056
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP Series B, 7.90%	20,800	482,560
TOTAL REAL ESTATE		101,379,616
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	30,700	609,959

TOTAL NONCONVERTIBLE PREFERRED STOCKS		191,321,438

TOTAL PREFERRED STOCKS
(Cost $212,800,525)		210,792,816
	Principal Amount	Value

Corporate Bonds - 23.6%
Convertible Bonds - 5.7%
FINANCIALS - 4.9%
Diversified Financial Services - 0.3%
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (b)	2,620,000	2,579,500
Mortgage Real Estate Investment Trusts - 4.6%
Arbor Realty Trust, Inc. 5.375% 11/15/20	700,000	708,855
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22	2,940,000	2,874,118
4.75% 3/15/23	1,000,000	974,641
Colony Financial, Inc.:
3.875% 1/15/21	5,220,000	4,893,698
5% 4/15/23	3,395,000	3,144,789
PennyMac Corp. 5.375% 5/1/20	6,884,000	6,875,381
Resource Capital Corp.:
4.5% 8/15/22	870,000	849,774
6% 12/1/18	1,110,000	1,123,181
8% 1/15/20	1,810,000	1,887,577
RWT Holdings, Inc. 5.625% 11/15/19	11,250,000	11,306,250
Starwood Property Trust, Inc. 4.375% 4/1/23	2,680,000	2,682,768
Two Harbors Investment Corp. 6.25% 1/15/22	780,000	806,130
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	3,570,000	3,556,484
		41,683,646
TOTAL FINANCIALS		44,263,146
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Realty Capital Properties, Inc. 3.75% 12/15/20	6,660,000	6,685,228

TOTAL CONVERTIBLE BONDS		50,948,374

Nonconvertible Bonds - 17.9%
CONSUMER DISCRETIONARY - 4.3%
Hotels, Restaurants & Leisure - 0.9%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	3,460,000	3,382,150
FelCor Lodging LP 6% 6/1/25	1,380,000	1,411,050
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	460,000	486,496
Times Square Hotel Trust 8.528% 8/1/26 (b)	2,058,376	2,396,696
		7,676,392
Household Durables - 3.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (b)	1,435,000	1,384,775
6.875% 2/15/21 (b)	2,669,000	2,662,328
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	1,280,000	1,171,200
6.75% 3/15/25	1,535,000	1,508,138
8.75% 3/15/22	1,330,000	1,436,400
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,060,000	1,078,550
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	2,000,000	2,027,500
6.5% 12/15/20 (b)	2,425,000	2,455,313
KB Home 8% 3/15/20	2,395,000	2,568,638
M/I Homes, Inc.:
5.625% 8/1/25	490,000	471,625
6.75% 1/15/21	735,000	756,131
Meritage Homes Corp.:
5.125% 6/6/27	885,000	839,644
6% 6/1/25 (b)	1,000,000	1,031,250
6% 6/1/25	2,085,000	2,150,156
7% 4/1/22	2,005,000	2,200,488
7.15% 4/15/20	1,940,000	2,056,400
New Home Co. LLC 7.25% 4/1/22	1,640,000	1,681,049
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	760,000	777,100
TRI Pointe Homes, Inc. 5.25% 6/1/27	875,000	831,250
William Lyon Homes, Inc.:
5.875% 1/31/25	455,000	443,193
7% 8/15/22	1,245,000	1,274,569
		30,805,697
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	240,000	242,400
TOTAL CONSUMER DISCRETIONARY		38,724,489
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,670,000	2,326,238
6.625% 6/15/24	1,900,000	1,771,731
Albertsons, Inc. 8.7% 5/1/30	845,000	743,600
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	2,280,000	2,154,600
Cumberland Farms, Inc. 6.75% 5/1/25 (b)	365,000	378,688
		7,374,857
FINANCIALS - 0.5%
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,659,000	1,608,153
Five Point Operation Co. LP 7.875% 11/15/25 (b)	1,125,000	1,153,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	829,225
6.25% 2/1/22	280,000	285,600
		3,876,103
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25 (b)	700,000	673,750
TOTAL FINANCIALS		4,549,853
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (b)	1,255,000	1,367,197
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	4,040,000	4,070,300
5.5% 2/1/21	4,450,000	4,550,125
		9,987,622
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	650,000	654,063
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	615,000	616,538
REAL ESTATE - 11.0%
Equity Real Estate Investment Trusts (REITs) - 8.8%
American Homes 4 Rent 4.25% 2/15/28	2,000,000	1,920,619
ARC Properties Operating Partnership LP 4.6% 2/6/24	1,640,000	1,632,335
Care Capital Properties LP 5.125% 8/15/26	6,216,000	5,889,454
CBL & Associates LP:
4.6% 10/15/24	5,401,000	4,294,794
5.25% 12/1/23	3,500,000	2,927,634
5.95% 12/15/26	2,434,000	1,951,908
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	890,000	878,875
DCT Industrial Operating Partnership LP 4.5% 10/15/23	2,000,000	2,061,807
DDR Corp.:
3.625% 2/1/25	128,000	121,447
4.625% 7/15/22	370,000	380,486
Equinix, Inc. 5.375% 5/15/27	1,175,000	1,195,563
HCP, Inc.:
4% 6/1/25	2,000,000	1,965,497
4.25% 11/15/23	1,185,000	1,197,079
Healthcare Realty Trust, Inc. 3.75% 4/15/23	967,000	951,709
Hospitality Properties Trust 5% 8/15/22	823,000	848,378
iStar Financial, Inc.:
4.625% 9/15/20	1,140,000	1,135,725
5% 7/1/19	4,235,000	4,240,823
5.25% 9/15/22	715,000	693,550
6% 4/1/22	1,490,000	1,490,000
Lexington Corporate Properties Trust:
4.25% 6/15/23	2,500,000	2,458,715
4.4% 6/15/24	385,000	376,373
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	3,540,000	3,354,150
5.25% 8/1/26	795,000	773,138
6.375% 3/1/24	790,000	829,500
National Retail Properties, Inc. 3.5% 10/15/27	579,000	539,242
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	579,000	571,192
4.5% 4/1/27	455,000	431,345
4.75% 1/15/28	1,479,000	1,418,497
4.95% 4/1/24	627,000	632,190
Regency Centers LP 3.6% 2/1/27	442,000	418,523
SBA Communications Corp. 4% 10/1/22 (b)	425,000	404,813
Select Income REIT:
4.15% 2/1/22	1,992,000	1,992,515
4.25% 5/15/24	890,000	860,420
4.5% 2/1/25	3,457,000	3,379,505
Senior Housing Properties Trust:
3.25% 5/1/19	500,000	500,598
4.75% 5/1/24	11,978,000	11,961,726
4.75% 2/15/28	4,000,000	3,871,139
6.75% 4/15/20	576,000	597,428
6.75% 12/15/21	2,000,000	2,140,580
VEREIT Operating Partnership LP 4.875% 6/1/26	2,055,000	2,040,877
WP Carey, Inc.:
4% 2/1/25	344,000	331,740
4.25% 10/1/26	905,000	877,829
4.6% 4/1/24	1,968,000	1,987,743
		78,527,461
Real Estate Management & Development - 2.2%
Greystar Real Estate Partners 5.75% 12/1/25 (b)	985,000	975,150
Howard Hughes Corp. 5.375% 3/15/25 (b)	2,930,000	2,922,675
Kennedy-Wilson, Inc.:
5.875% 4/1/24	5,500,000	5,417,500
5.875% 4/1/24 (b)	2,600,000	2,561,000
Mattamy Group Corp.:
6.5% 10/1/25 (b)	815,000	812,963
6.875% 12/15/23 (b)	1,985,000	2,039,588
Mid-America Apartments LP:
3.75% 6/15/24	337,000	330,841
4.3% 10/15/23	740,000	755,817
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	495,000	495,000
Washington Prime Group LP 5.95% 8/15/24	3,590,000	3,370,574
		19,681,108
TOTAL REAL ESTATE		98,208,569

TOTAL NONCONVERTIBLE BONDS		160,115,991

TOTAL CORPORATE BONDS
(Cost $211,785,920)		211,064,365

Asset-Backed Securities - 4.1%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	1,740,000	1,933,039
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	1,354,586	1,449,304
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)	1,624,000	1,769,787
Class XS, 0% 10/17/45 (b)(c)(d)(e)	941,376	9
Colony Starwood Homes Series 2016-2A Class F, 1 month U.S. LIBOR + 4.150% 5.9266% 12/17/33 (b)(c)(f)	1,500,000	1,551,893
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,296,426
Series 2002-2 Class M2, 9.163% 3/1/33	1,834,056	1,683,064
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	394,424	403,054
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 5.3472% 7/17/34 (b)(c)(f)	1,099,000	1,109,956
Home Partners of America Trust Series 2016-2 Class F, 1 month U.S. LIBOR + 5.250% 6.5082% 10/17/33 (b)(c)(f)	607,000	619,237
Invitation Homes Trust:
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.9582% 6/17/32 (b)(c)(f)	450,000	449,998
Series 2015-SFR3 Class F, 1 month U.S. LIBOR + 3.650% 6.5003% 8/17/32 (b)(c)(f)	2,000,000	2,013,860
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 4.8082% 12/17/36 (b)(c)(f)	1,407,000	1,426,719
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 3.100% 4.3082% 3/17/37 (b)(c)(f)	2,058,000	2,079,759
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.496% 6/17/37 (b)(c)(f)	1,000,000	999,985
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	2,592,142	1,810,367
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)	588,000	612,590
Series 2016-SFR1 Class F, 1 month U.S. LIBOR + 5.000% 6.8082% 9/17/33 (b)(c)(f)	2,276,000	2,318,756
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)	526,000	535,208
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)(f)	783,000	781,065
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	211,372	148,091
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.3766% 1/17/35 (b)(c)(f)	994,000	1,004,556
Class F, 1 month U.S. LIBOR + 3.400% 5.1766% 1/17/35 (b)(c)(f)	2,132,000	2,131,987
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)	1,432,000	1,438,038
Series 2017-SFR2 Class F, 5.16% 1/17/36 (b)	628,000	630,754
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)	1,386,000	1,376,437
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (b)	1,310,000	1,355,221
VB-S1 Issuer LLC:
Series 2016-1A Class F, 6.901% 6/15/46 (b)	1,453,000	1,481,134
Series 2018-1A Class F, 5.25% 2/15/48 (b)	2,044,000	2,048,341
TOTAL ASSET-BACKED SECURITIES
(Cost $35,593,597)		36,458,635

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3747% 12/25/46 (b)(c)	811,000	840,667
Series 2010-K7 Class B, 5.5012% 4/25/20 (b)(c)	2,605,000	2,715,469
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,355,751)		3,556,136

Commercial Mortgage Securities - 23.3%
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)	2,000,000	1,992,522
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	588,000	470,718
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2877% 9/10/28 (b)(c)	1,626,000	1,558,287
Class F, 4.2844% 9/10/28 (b)(c)	800,000	731,194
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 4.1211% 3/15/37 (b)(c)(f)	2,000,000	1,993,734
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.0266% 10/15/32 (b)(c)(f)	2,119,000	2,128,267
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (b)(c)	806,000	795,536
Class F, 5.4883% 4/10/29 (b)(c)	1,890,000	1,816,932
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (b)	2,188,000	1,746,979
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)	561,000	556,814
Class F, 3.7859% 4/10/28 (b)(c)	1,882,000	1,860,420
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 5.6481% 7/15/30 (b)(c)(f)	1,154,000	1,147,219
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.099% 9/10/46 (b)(c)	2,496,000	2,365,013
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 6.1266% 7/15/27 (b)(c)(f)	567,000	569,859
Series 2016-C3 Class D, 3% 11/15/49 (b)	2,911,000	2,153,574
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)	299,000	295,593
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,000,000	1,539,101
Series 2012-CR1:
Class C, 5.3204% 5/15/45 (c)	3,000,000	3,097,746
Class D, 5.3204% 5/15/45 (b)(c)	1,917,000	1,847,837
Class G, 2.462% 5/15/45 (b)	1,133,000	800,964
Series 2012-LC4:
Class C, 5.6045% 12/10/44 (c)	780,000	778,781
Class D, 5.6045% 12/10/44 (b)(c)	3,532,000	3,156,444
Series 2013-CCRE6 Class E, 4.0685% 3/10/46 (b)(c)	147,000	117,115
Series 2013-CR10 Class D, 4.7892% 8/10/46 (b)(c)	1,756,000	1,518,538
Series 2013-CR12 Class D, 5.079% 10/10/46 (b)(c)	2,900,000	2,488,468
Series 2013-CR6 Class F, 4.0685% 3/10/46 (b)(c)	1,459,000	944,624
Series 2013-CR9 Class D, 4.2666% 7/10/45 (b)(c)	790,000	670,847
Series 2013-LC6 Class D, 4.3041% 1/10/46 (b)(c)	2,732,000	2,524,259
Series 2014-UBS2 Class D, 5.015% 3/10/47 (b)(c)	537,000	457,869
Series 2016-CD1 Class D, 2.771% 8/10/49 (b)(c)	2,104,000	1,631,255
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	1,161,000	929,824
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5867% 5/10/43 (b)(c)	1,705,579	1,693,821
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2 Class D, 4.8327% 8/15/45 (b)(c)	836,000	816,381
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)	2,067,000	1,987,210
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)	2,496,000	2,374,968
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (b)	1,717,000	1,509,549
Series 2017-CX10 Class UESD, 4.2366% 11/15/27 (b)(c)	840,000	794,571
Series 2017-CX9 Class D, 4.161% 9/15/50 (b)	432,000	359,483
CSMC Trust Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.0266% 11/15/33 (b)(c)(f)	2,700,000	2,725,765
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(c)	1,000,000	982,912
Class E, 4.9345% 1/10/34 (b)(c)	2,047,000	1,955,593
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6988% 11/10/46 (b)(c)	2,745,000	2,844,334
Class G, 4.652% 11/10/46 (b)	2,640,000	2,334,946
Series 2011-LC3A Class D, 5.3414% 8/10/44 (b)(c)	728,000	747,079
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5775% 12/25/43 (c)(d)	4,947,000	315,139
Series K012 Class X3, 2.2524% 1/25/41 (c)(d)	2,799,977	156,894
Series K013 Class X3, 2.9089% 1/25/43 (c)(d)	4,806,000	346,709
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class DFX, 3.3822% 12/15/34 (b)(c)	300,000	298,174
Class EFX, 3.3822% 12/15/34 (b)(c)	2,947,000	2,914,986
Class FFX, 3.3822% 12/15/34 (b)(c)	3,708,000	3,638,821
Class GFX, 3.3822% 12/15/34 (b)(c)	3,333,000	3,258,688
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)	9,382	9,363
GP Portfolio Trust Series 2014-GPP Class E, 1 month U.S. LIBOR + 4.100% 5.8766% 2/15/27 (b)(c)(f)	1,615,000	1,596,167
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4% 12/19/35 (b)(c)(f)	1,500,000	1,492,500
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1831% 12/10/43 (b)(c)	2,000,000	2,005,739
Series 2011-GC5:
Class D, 5.3987% 8/10/44 (b)(c)	2,075,000	2,011,897
Class E, 5.3987% 8/10/44 (b)(c)	756,000	616,983
Class F, 4.5% 8/10/44 (b)	588,000	307,830
Series 2012-GC6:
Class C, 5.6529% 1/10/45 (b)(c)	2,400,000	2,495,023
Class D, 5.6529% 1/10/45 (b)(c)	1,816,000	1,721,460
Class E, 5% 1/10/45 (b)(c)	831,000	711,209
Series 2012-GCJ7:
Class C, 5.6985% 5/10/45 (c)	3,500,000	3,597,208
Class D, 5.6985% 5/10/45 (b)(c)	3,425,000	3,292,502
Class E, 5% 5/10/45 (b)	1,760,000	1,435,035
Series 2012-GCJ9 Class D, 4.7461% 11/10/45 (b)(c)	1,507,000	1,438,332
Series 2013-GC14 Class D, 4.7648% 8/10/46 (b)(c)	320,000	306,194
Series 2013-GC16:
Class D, 5.3285% 11/10/46 (b)(c)	3,250,000	3,147,333
Class F, 3.5% 11/10/46 (b)	1,428,000	1,016,350
Series 2014-NEW Class D, 3.79% 1/10/31 (b)	490,000	487,594
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	1,964,000	1,560,694
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)	602,000	465,711
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)	5,523,000	5,408,122
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)	2,299,000	2,261,948
Class F, 4.0667% 2/10/29 (b)(c)	3,110,000	2,879,589
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)	1,460,000	1,292,341
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)	4,443,000	4,469,466
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (b)(c)	1,589,000	1,475,945
Class FFL, 1 month U.S. LIBOR + 2.850% 4.6266% 6/15/34 (b)(c)(f)	664,000	665,354
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	1,526,000	1,280,691
Series 2014-C26 Class D, 3.9241% 1/15/48 (b)(c)	602,000	516,567
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)	1,809,000	1,485,072
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0952% 12/15/49 (b)(c)	1,308,000	1,027,856
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4883% 1/12/37 (b)(c)	529,802	543,914
Series 2010-CNTR Class D, 6.1848% 8/5/32 (b)(c)	1,216,000	1,273,592
Series 2012-CBX:
Class C, 5.2137% 6/15/45 (c)	1,240,000	1,251,689
Class E, 5.2137% 6/15/45 (b)(c)	865,000	786,491
Class G 4% 6/15/45 (b)	805,000	408,910
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.6735% 2/15/46 (b)(c)	2,482,000	2,419,842
Class G, 4.409% 2/15/46 (b)(c)	1,021,000	814,785
Class H, 4.409% 2/15/46 (b)(c)	1,320,000	949,567
Series 2011-C4 Class E, 5.5344% 7/15/46 (b)(c)	1,390,000	1,397,769
Series 2013-LC11:
Class D, 4.1953% 4/15/46 (c)	1,207,000	1,107,924
Class F, 3.25% 4/15/46 (b)(c)	482,000	281,860
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)	1,843,000	1,789,616
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.4286% 5/12/39 (c)	412,609	416,861
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.6878% 8/15/45 (b)(c)	670,000	654,508
Series 2012-C6 Class D, 4.5754% 11/15/45 (b)(c)	2,000,000	1,992,640
Series 2013-C12 Class D, 4.7669% 10/15/46 (b)(c)	1,500,000	1,402,743
Series 2013-C13:
Class D, 4.8895% 11/15/46 (b)(c)	2,935,000	2,824,344
Class E, 4.8895% 11/15/46 (b)(c)	621,000	526,025
Series 2013-C7:
Class D, 4.2505% 2/15/46 (b)(c)	998,000	901,601
Class E, 4.2505% 2/15/46 (b)(c)	1,490,000	1,151,505
Series 2013-C9 Class C, 4.0469% 5/15/46 (c)	588,000	573,668
Series 2016-C30 Class D, 3% 9/15/49 (b)	963,000	724,153
Series 2016-C31 Class D, 3% 11/15/49 (b)(c)	1,500,000	1,121,210
Series 2016-C32 Class D, 3.396% 12/15/49 (b)	1,071,000	820,379
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4213% 3/15/45 (b)(c)	2,586,000	2,168,083
Series 1997-RR Class F, 7.51% 4/30/39 (b)(c)	48,176	47,784
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)	706,194	681,477
Series 2011-C2:
Class D, 5.484% 6/15/44 (b)(c)	2,382,000	2,343,086
Class E, 5.484% 6/15/44 (b)(c)	2,396,000	2,253,095
Class F, 5.484% 6/15/44 (b)(c)	1,467,000	1,246,397
Class XB, 0.5349% 6/15/44 (b)(c)(d)	51,641,000	769,761
Series 2011-C3:
Class E, 5.1557% 7/15/49 (b)(c)	255,000	247,645
Class F, 5.1557% 7/15/49 (b)(c)	572,000	539,854
Class G, 5.1557% 7/15/49 (b)(c)	715,000	599,346
Series 2012-C4 Class D, 5.4213% 3/15/45 (b)(c)	1,640,000	1,557,586
Series 2015-MS1 Class D, 4.0302% 5/15/48 (b)(c)	1,922,000	1,628,856
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)	987,000	828,502
Series 2016-BNK2 Class C, 3% 11/15/49 (b)	2,312,000	1,825,127
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.7031% 8/15/19 (b)(c)(f)	1,341,471	1,354,901
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.0266% 8/15/34 (b)(c)(f)	2,287,002	2,310,647
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (b)	3,328,000	3,295,783
Class E, 6.8087% 11/15/34 (b)	2,055,000	1,940,574
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)	1,000,000	912,322
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,179,527	1,439,023
RETL floater Series 2018-RVP Class E, 1 month U.S. LIBOR + 4.500% 6.277% 3/15/33 (b)(c)(f)	1,680,000	1,702,597
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5451% 5/10/45 (b)(c)	645,000	634,910
Class E, 5% 5/10/45 (b)(c)	1,165,000	959,133
Class F, 5% 5/10/45 (b)(c)	399,000	275,332
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)	1,460,000	1,410,763
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7651% 10/15/45 (b)(c)	492,000	469,464
Class E, 4.7651% 10/15/45 (b)(c)	1,298,000	1,111,072
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,260,000	996,685
Series 2016-C35 Class D, 3.142% 7/15/48 (b)	3,317,000	2,442,727
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	906,000	654,318
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)	757,000	579,907
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)	2,100,000	2,157,731
Class D, 5.6861% 3/15/44 (b)(c)	1,000,000	876,172
Series 2011-C5:
Class C, 5.6714% 11/15/44 (b)(c)	1,250,000	1,323,261
Class E, 5.6714% 11/15/44 (b)(c)	693,000	692,965
Class F, 5.25% 11/15/44 (b)(c)	2,000,000	1,735,368
Class G, 5.25% 11/15/44 (b)(c)	1,000,000	813,300
Series 2012-C10 Class E, 4.4478% 12/15/45 (b)(c)	910,000	655,363
Series 2012-C7 Class D, 4.8255% 6/15/45 (b)(c)	620,000	570,178
Series 2012-C8 Class E, 4.8939% 8/15/45 (b)(c)	524,000	501,258
Series 2013-C16 Class D, 5.0286% 9/15/46 (b)(c)	673,000	625,649
Series 2013-UBS1 Class D, 4.6232% 3/15/46 (b)(c)	859,000	789,734
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 5.4969% 11/15/29 (b)(c)(f)	952,061	950,285
Class G, 1 month U.S. LIBOR + 3.001% 4.7966% 11/15/29 (b)(c)(f)	1,614,085	1,587,442
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)	1,168,000	898,125
Class PR2, 3.516% 6/5/35 (b)(c)	459,000	327,039
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $204,655,583)		209,086,654

Bank Loan Obligations - 5.1%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.5%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 12/22/24 (c)(f)	568,575	573,078
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 8/30/23 (c)(f)	755,924	759,182
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 4/14/21 (c)(f)	1,977,522	1,978,767
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5% 4/27/24 (c)(f)	745,073	748,985
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/29/25 (f)(g)	240,000	241,771
		4,301,783
Multiline Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2342% 6/23/23 (c)(f)	1,890,028	1,839,111

TOTAL CONSUMER DISCRETIONARY		6,140,894

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (c)(f)	2,367,113	2,340,482
3 month U.S. LIBOR + 3.000% 5.2916% 12/21/22 (c)(f)	3,099,600	3,074,431
		5,414,913
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.052% 12/19/20 (c)(f)	4,439,804	4,321,395
Panda Temple Power, LLC term loan 3 month U.S. LIBOR + 6.000% 8.302% 4/3/19 (c)(f)	1,473,787	1,355,884
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 10/2/23 (c)(f)	1,702,241	1,702,241
		7,379,520
FINANCIALS - 0.5%
Real Estate Management & Development - 0.4%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3576% 11/4/21 (c)(f)	3,403,689	3,408,420
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8969% 12/5/20 (c)(f)	633,270	639,603

TOTAL FINANCIALS		4,048,023

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.2342% 1/27/21 (c)(f)	1,602,478	1,553,074
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/27/25 (c)(f)	1,860,000	1,858,847
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/20/24 (c)(f)	558,600	564,013
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.5969% 2/6/22 (c)(e)(f)	5,000,000	4,881,250
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8937% 10/1/21 (c)(f)	1,169,649	1,175,497
QCP SNF West (REIT) LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.1508% 10/31/22 (c)(f)	1,194,875	1,205,832
		7,262,579
Real Estate Management & Development - 0.4%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.41% 3/24/24 (c)(f)	554,668	556,576
Simply Storage Management LLC 8.2375% 9/6/21 (c)(e)	3,026,000	3,048,695
		3,605,271

TOTAL REAL ESTATE		10,867,850

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4/11/25 (f)(g)	1,310,000	1,313,092
UTILITIES - 0.7%
Electric Utilities - 0.2%
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 1/30/24 (c)(f)	1,791,402	1,805,733
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 1/30/24 (c)(f)	114,696	115,613
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.41% 12/2/21 (c)(f)	481,277	446,384
		2,367,730
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.3769% 4/13/23 (c)(f)	1,582,923	1,588,859
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.3983% 2/7/24 (c)(f)	281,347	283,075
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 9.302% 10/18/22 (c)(f)	2,585,020	2,491,313
		4,363,247

TOTAL UTILITIES		6,730,977

TOTAL BANK LOAN OBLIGATIONS
(Cost $45,840,943)		45,871,203
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.74% (h)	41,397,771	41,406,050
Fidelity Securities Lending Cash Central Fund 1.74% (h)	70	70
TOTAL MONEY MARKET FUNDS
(Cost $41,402,403)		41,406,120
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $875,610,530)		894,447,120
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,788,723
NET ASSETS - 100%		$896,235,843

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $268,476,215 or 30.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) The coupon rate will be determined upon settlement of the loan after period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$367,907
Fidelity Securities Lending Cash Central Fund	6,313
Total	$374,220

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,895,886	$1,895,886	$--	$--
Financials	119,916,672	111,809,707	8,106,965	--
Real Estate	224,581,490	212,249,327	12,332,163	--
Utilities	609,959	609,959	--	--
Corporate Bonds	211,064,365	--	211,064,365	--
Asset-Backed Securities	36,458,635	--	36,458,626	9
Collateralized Mortgage Obligations	3,556,136	--	3,556,136	--
Commercial Mortgage Securities	209,086,654	--	209,086,654	--
Bank Loan Obligations	45,871,203	--	37,941,258	7,929,945
Money Market Funds	41,406,120	41,406,120	--	--
Total Investments in Securities:	$894,447,120	$367,970,999	$518,546,167	$7,929,954

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$10,051,425
Net Realized Gain (Loss) on Investment Securities	(6,195)
Net Unrealized Gain (Loss) on Investment Securities	134,052
Cost of Purchases	--
Proceeds of Sales	(2,275,424)
Amortization/Accretion	26,087
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$7,929,945
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$124,312
Other Investments in Securities
Beginning Balance	$277,268
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(277,259)
Ending Balance	$9
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$--

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Equity Fund

April 30, 2018

SLE-QTLY-0618
1.930459.106

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 97.9%
REITs - Apartments - 18.7%
American Homes 4 Rent Class A	1,111,400	$22,450,280
AvalonBay Communities, Inc.	464,135	75,654,005
Education Realty Trust, Inc.	714,700	23,520,777
Equity Residential (SBI)	911,551	56,251,812
Essex Property Trust, Inc.	237,267	56,870,527
		234,747,401
REITs - Diversified - 9.1%
Digital Realty Trust, Inc.	121,900	12,883,611
Duke Realty Corp.	1,463,300	39,655,430
Equinix, Inc.	82,300	34,631,017
Washington REIT (SBI)	963,000	27,657,360
		114,827,418
REITs - Health Care - 8.5%
Healthcare Realty Trust, Inc.	893,900	24,877,237
Ventas, Inc.	1,044,663	53,716,571
Welltower, Inc.	520,791	27,831,071
		106,424,879
REITs - Hotels - 7.5%
DiamondRock Hospitality Co.	2,056,900	22,728,745
Host Hotels & Resorts, Inc.	2,064,600	40,383,576
Sunstone Hotel Investors, Inc.	1,993,605	31,100,238
		94,212,559
REITs - Management/Investment - 0.5%
American Tower Corp.	46,700	6,368,012
REITs - Manufactured Homes - 2.9%
Equity Lifestyle Properties, Inc.	413,145	36,836,008
REITs - Office Property - 17.2%
Boston Properties, Inc.	593,749	72,087,066
Corporate Office Properties Trust (SBI)	789,743	21,725,830
Douglas Emmett, Inc.	830,358	30,947,443
Highwoods Properties, Inc. (SBI)	676,800	29,792,736
Hudson Pacific Properties, Inc.	670,800	22,049,196
SL Green Realty Corp.	403,000	39,389,220
		215,991,491
REITs - Regional Malls - 10.7%
General Growth Properties, Inc.	517,318	10,341,187
Simon Property Group, Inc.	580,023	90,680,796
Taubman Centers, Inc.	259,022	14,500,052
The Macerich Co.	325,200	18,738,024
		134,260,059
REITs - Shopping Centers - 6.1%
Acadia Realty Trust (SBI)	765,871	18,074,556
Cedar Realty Trust, Inc.	2,387,051	9,285,628
DDR Corp.	2,027,700	14,700,825
Urban Edge Properties	1,704,950	35,070,822
		77,131,831
REITs - Storage - 8.4%
Extra Space Storage, Inc.	234,196	20,981,620
Public Storage	420,387	84,825,689
		105,807,309
REITs - Warehouse/Industrial - 8.3%
Americold Realty Trust	395,900	8,159,499
DCT Industrial Trust, Inc.	576,901	37,827,399
Prologis, Inc.	698,606	45,346,515
Rexford Industrial Realty, Inc.	399,004	12,189,572
		103,522,985

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,230,129,952

Hotels, Restaurants & Leisure - 0.4%
Hotels, Resorts & Cruise Lines - 0.4%
Hilton Grand Vacations, Inc. (a)	126,600	5,443,800
Real Estate Management & Development - 0.5%
Real Estate Development - 0.5%
Howard Hughes Corp. (a)	43,100	5,831,430
TOTAL COMMON STOCKS
(Cost $1,152,822,966)		1,241,405,182

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.74% (b)
(Cost $9,514,326)	9,512,424	9,514,326
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,162,337,292)		1,250,919,508
NET OTHER ASSETS (LIABILITIES) - 0.4%		5,214,387
NET ASSETS - 100%		$1,256,133,895

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$151,701
Fidelity Securities Lending Cash Central Fund	899
Total	$152,600

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Blue Chip Growth Fund

April 30, 2018

XS1-QTLY-0618
1.967990.104

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 27.4%
Auto Components - 0.1%
Aptiv PLC	37,400	$3,163,292
Automobiles - 2.3%
Tesla, Inc. (a)(b)	463,437	136,204,134
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. (a)	50,100	2,384,760
Chegg, Inc. (a)	117,000	2,715,570
Grand Canyon Education, Inc. (a)	13,800	1,435,062
New Oriental Education & Technology Group, Inc. sponsored ADR	126,400	11,355,776
Weight Watchers International, Inc. (a)	37,000	2,591,850
		20,483,018
Hotels, Restaurants & Leisure - 3.5%
Accor SA	10,600	599,962
Alsea S.A.B. de CV	358,600	1,333,769
Caesars Entertainment Corp. (a)	517,700	5,875,895
Chipotle Mexican Grill, Inc. (a)	114,900	48,640,617
Delta Corp. Ltd.	222,321	896,279
Hilton Grand Vacations, Inc. (a)	145,800	6,269,400
Hilton Worldwide Holdings, Inc.	64,000	5,045,760
Las Vegas Sands Corp.	92,200	6,761,026
Marriott International, Inc. Class A	93,600	12,793,248
Marriott Vacations Worldwide Corp.	13,000	1,593,930
McDonald's Corp.	334,200	55,958,448
Melco Crown Entertainment Ltd. sponsored ADR	99,900	3,117,879
MGM Mirage, Inc.	327,200	10,280,624
Restaurant Brands International, Inc.	21,300	1,159,104
Royal Caribbean Cruises Ltd.	111,600	12,074,004
Shake Shack, Inc. Class A (a)(b)	168,200	8,008,002
Six Flags Entertainment Corp.	17,700	1,119,348
U.S. Foods Holding Corp. (a)	289,100	9,881,438
Vail Resorts, Inc.	10,000	2,293,100
Wyndham Worldwide Corp.	74,000	8,451,540
Wynn Resorts Ltd.	6,100	1,135,759
		203,289,132
Household Durables - 0.5%
D.R. Horton, Inc.	79,500	3,509,130
Forbo Holding AG (Reg.)	390	547,810
Lennar Corp. Class A	42,000	2,221,380
Newell Brands, Inc.	109,900	3,036,537
SodaStream International Ltd. (a)	185,580	17,535,454
		26,850,311
Internet & Direct Marketing Retail - 9.8%
Amazon.com, Inc. (a)	250,380	392,127,632
JD.com, Inc. sponsored ADR (a)	924,500	33,753,495
Netflix, Inc. (a)	264,346	82,597,551
The Booking Holdings, Inc. (a)	26,700	58,152,600
The Honest Co., Inc. (a)(c)(d)	71,609	1,322,217
Wayfair LLC Class A (a)	50,300	3,133,690
		571,087,185
Media - 0.4%
AMC Entertainment Holdings, Inc. Class A	42,900	748,605
China Literature Ltd. (a)(e)	504,374	4,062,785
Comcast Corp. Class A	16,500	517,935
The Walt Disney Co.	69,600	6,982,968
Time Warner, Inc.	17,800	1,687,440
Vivendi SA	20,700	547,191
WME Entertainment Parent, LLC Class A (c)(d)(f)	3,058,566	7,646,415
		22,193,339
Multiline Retail - 1.4%
Avenue Supermarts Ltd. (a)(e)	34,373	766,410
B&M European Value Retail S.A.	336,205	1,875,945
Dollar General Corp.	12,000	1,158,360
Dollar Tree, Inc. (a)	643,200	61,676,448
Future Retail Ltd.	348,759	3,151,249
Macy's, Inc.	347,000	10,781,290
Ollie's Bargain Outlet Holdings, Inc. (a)	49,000	3,047,800
V-Mart Retail Ltd. (a)	52,016	1,626,881
		84,084,383
Specialty Retail - 3.9%
American Eagle Outfitters, Inc.	28,200	583,176
Burlington Stores, Inc. (a)	61,600	8,368,360
Five Below, Inc. (a)	61,800	4,363,698
Floor & Decor Holdings, Inc. Class A	93,700	5,208,783
Home Depot, Inc.	536,600	99,163,680
Inditex SA	115,188	3,586,025
Lowe's Companies, Inc.	505,700	41,684,851
PC Jeweller Ltd.	390,693	845,847
RH (a)(b)	335,818	32,053,828
Ross Stores, Inc.	186,200	15,054,270
TJX Companies, Inc.	130,600	11,081,410
Ulta Beauty, Inc. (a)	14,600	3,663,286
Urban Outfitters, Inc. (a)	89,000	3,584,030
		229,241,244
Textiles, Apparel & Luxury Goods - 5.2%
adidas AG	195,738	48,196,497
Canada Goose Holdings, Inc. (a)	99,600	3,697,135
Cibus Global Ltd. Series C (c)(d)(f)	726,554	1,525,763
Despegar.com Corp.	73,300	2,152,088
G-III Apparel Group Ltd. (a)	54,763	1,998,302
Homology Medicines, Inc. (a)	47,200	943,528
Kering SA (b)	86,900	50,329,435
lululemon athletica, Inc. (a)	559,200	55,808,160
LVMH Moet Hennessy - Louis Vuitton SA	23,130	8,049,521
Michael Kors Holdings Ltd. (a)	212,600	14,546,092
NIKE, Inc. Class B	492,400	33,675,236
Prada SpA	1,806,200	9,164,488
PVH Corp.	141,300	22,561,371
Shenzhou International Group Holdings Ltd.	153,000	1,670,184
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,100	19,952,850
Tapestry, Inc.	210,900	11,340,093
Tory Burch LLC (c)(d)(f)	106,817	6,949,514
Under Armour, Inc. Class C (non-vtg.) (a)(b)	214,900	3,298,715
VF Corp.	88,000	7,116,560
		302,975,532

TOTAL CONSUMER DISCRETIONARY		1,599,571,570

CONSUMER STAPLES - 3.6%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR	42,600	4,263,408
Constellation Brands, Inc. Class A (sub. vtg.)	99,300	23,149,809
Diageo PLC	85,900	3,064,456
Dr. Pepper Snapple Group, Inc.	163,900	19,661,444
Fever-Tree Drinks PLC	129,975	5,074,642
Monster Beverage Corp. (a)	468,643	25,775,365
Pernod Ricard SA	3,500	581,369
The Coca-Cola Co.	13,200	570,372
		82,140,865
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	162,100	31,959,636
Performance Food Group Co. (a)	180,800	5,866,960
		37,826,596
Food Products - 0.1%
Blue Bottle Coffee, Inc. Class C (Escrow) (c)(d)	234,006	542,894
Bunge Ltd.	52,300	3,777,629
nLIGHT, Inc. (a)	7,100	177,003
		4,497,526
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	81,700	12,098,953
Herbalife Nutrition Ltd. (a)	218,738	23,127,169
Kose Corp.	23,700	4,390,093
		39,616,215
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	514,600	28,107,452
Juul Labs, Inc. (d)	2,450	124,877
Philip Morris International, Inc.	227,700	18,671,400
		46,903,729

TOTAL CONSUMER STAPLES		210,984,931

ENERGY - 2.3%
Energy Equipment & Services - 0.0%
Shelf Drilling Ltd. (e)	212,500	1,774,740
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.	292,678	19,703,083
Andeavor	40,600	5,615,792
Cenovus Energy, Inc.	116,900	1,170,866
Centennial Resource Development, Inc. Class A (a)	31,500	582,750
Continental Resources, Inc. (a)	346,364	22,880,806
Delek U.S. Holdings, Inc.	88,700	4,201,719
Diamondback Energy, Inc. (a)	93,200	11,971,540
Encana Corp.	91,700	1,142,009
EOG Resources, Inc.	77,726	9,184,881
Extraction Oil & Gas, Inc. (a)	134,104	1,893,548
Marathon Petroleum Corp.	25,200	1,887,732
Petronet LNG Ltd.	172,492	587,283
Phillips 66 Co.	5,300	589,943
Pioneer Natural Resources Co.	72,200	14,551,910
Reliance Industries Ltd.	903,501	13,045,108
Valero Energy Corp.	66,600	7,387,938
Viper Energy Partners LP	21,500	619,200
Whiting Petroleum Corp. (a)	390,300	15,932,046
WPX Energy, Inc. (a)	71,800	1,227,062
		134,175,216

TOTAL ENERGY		135,949,956

FINANCIALS - 4.2%
Banks - 1.9%
Bank of America Corp.	1,439,700	43,075,824
Citigroup, Inc.	319,789	21,831,995
HDFC Bank Ltd. sponsored ADR	91,900	8,804,939
IndusInd Bank Ltd.	44,055	1,253,185
JPMorgan Chase & Co.	309,172	33,631,730
Kotak Mahindra Bank Ltd. (a)	138,376	2,516,215
		111,113,888
Capital Markets - 2.0%
Apollo Global Management LLC Class A	57,500	1,658,300
BlackRock, Inc. Class A	38,600	20,129,900
Cboe Global Markets, Inc.	69,400	7,410,532
Charles Schwab Corp.	231,800	12,906,624
E*TRADE Financial Corp. (a)	68,100	4,132,308
Edelweiss Financial Services Ltd.	287,620	1,231,256
Fairfax India Holdings Corp. (a)	427,900	7,488,250
Goldman Sachs Group, Inc.	130,400	31,078,232
Morgan Stanley	285,700	14,747,834
MSCI, Inc.	13,300	1,992,739
TD Ameritrade Holding Corp.	278,400	16,172,256
		118,948,231
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class B (a)	41,000	7,942,930
GDS Holdings Ltd. ADR (a)	21,900	638,823
		8,581,753
Insurance - 0.1%
Chubb Ltd.	15,800	2,143,586
The Travelers Companies, Inc.	25,900	3,408,440
		5,552,026

TOTAL FINANCIALS		244,195,898

HEALTH CARE - 10.4%
Biotechnology - 5.6%
AC Immune SA (a)	217,450	2,241,910
ACADIA Pharmaceuticals, Inc. (a)	87,700	1,386,537
Acceleron Pharma, Inc. (a)	19,900	694,709
Achaogen, Inc. (a)	97,700	1,398,087
Agios Pharmaceuticals, Inc. (a)	134,323	11,271,043
Aimmune Therapeutics, Inc. (a)	122,700	3,808,608
Alexion Pharmaceuticals, Inc. (a)	405,404	47,687,673
Alkermes PLC (a)	363,600	16,096,572
Alnylam Pharmaceuticals, Inc. (a)	347,200	32,820,816
Amgen, Inc.	14,307	2,496,285
AnaptysBio, Inc. (a)	29,263	2,744,284
Arena Pharmaceuticals, Inc. (a)	89,700	3,573,648
Ascendis Pharma A/S sponsored ADR (a)	136,300	8,588,263
BeiGene Ltd. ADR (a)	29,600	5,019,568
BioMarin Pharmaceutical, Inc. (a)	76,000	6,346,760
bluebird bio, Inc. (a)	128,200	21,813,230
Blueprint Medicines Corp. (a)	14,200	1,089,424
Cellectis SA sponsored ADR (a)	42,400	1,216,880
Chiasma, Inc. warrants 12/16/24 (a)	23,784	4,186
Chimerix, Inc. (a)	31,200	142,896
Coherus BioSciences, Inc. (a)	185,500	2,244,550
CytomX Therapeutics, Inc. (a)	53,200	1,399,160
CytomX Therapeutics, Inc. (a)(e)	137,854	3,625,560
DBV Technologies SA sponsored ADR (a)	33,900	744,105
Denali Therapeutics, Inc. (a)(b)	190,800	3,525,984
Editas Medicine, Inc. (a)	145,389	4,565,215
Epizyme, Inc. (a)	77,100	990,735
Exelixis, Inc. (a)	477,800	9,947,796
FibroGen, Inc. (a)	67,800	3,081,510
GenSight Biologics SA (a)(e)	194,511	735,210
Global Blood Therapeutics, Inc. (a)	167,500	7,395,125
Grifols SA ADR	30,900	627,888
Heron Therapeutics, Inc. (a)	57,900	1,754,370
Insmed, Inc. (a)	38,700	941,571
Intellia Therapeutics, Inc. (a)(b)	125,557	2,513,651
Intercept Pharmaceuticals, Inc. (a)	94,100	6,399,741
Ionis Pharmaceuticals, Inc. (a)	62,200	2,676,466
Ironwood Pharmaceuticals, Inc. Class A (a)	376,316	6,818,846
La Jolla Pharmaceutical Co. (a)	49,300	1,430,686
Merrimack Pharmaceuticals, Inc.	61,320	519,994
Momenta Pharmaceuticals, Inc. (a)	35,300	734,240
Neurocrine Biosciences, Inc. (a)	198,000	16,053,840
Portola Pharmaceuticals, Inc. (a)	77,000	2,782,010
Radius Health, Inc. (a)(b)	26,800	809,360
Regeneron Pharmaceuticals, Inc. (a)	120,080	36,465,894
Sage Therapeutics, Inc. (a)	124,086	17,858,457
Sarepta Therapeutics, Inc. (a)	63,800	4,871,768
Seattle Genetics, Inc. (a)	77,100	3,946,749
Seres Therapeutics, Inc. (a)	17,900	137,293
Surface Oncology, Inc.	41,500	595,525
Trevena, Inc. (a)	265,000	492,900
Ultragenyx Pharmaceutical, Inc. (a)	33,600	1,708,224
Vertex Pharmaceuticals, Inc. (a)	42,900	6,570,564
Xencor, Inc. (a)	106,200	3,078,738
Zai Lab Ltd. ADR	45,800	855,086
		329,340,190
Health Care Equipment & Supplies - 2.1%
Becton, Dickinson & Co.	41,200	9,553,044
Boston Scientific Corp. (a)	1,495,900	42,962,248
Danaher Corp.	92,700	9,299,664
DexCom, Inc. (a)	23,400	1,712,412
Edwards Lifesciences Corp. (a)	8,600	1,095,296
Fisher & Paykel Healthcare Corp.	68,174	611,582
Hoya Corp.	10,200	546,948
Insulet Corp. (a)	58,300	5,013,800
Intuitive Surgical, Inc. (a)	85,200	37,554,456
Invuity, Inc. (a)(b)	152,600	503,580
iRhythm Technologies, Inc. (a)	129,300	7,518,795
Novocure Ltd. (a)	46,000	1,255,800
Penumbra, Inc. (a)	4,300	534,705
Quanterix Corp. (a)	38,600	654,270
Stryker Corp.	4,300	728,506
		119,545,106
Health Care Providers & Services - 1.8%
Humana, Inc.	156,000	45,892,080
National Vision Holdings, Inc.	108,200	3,600,896
OptiNose, Inc. (b)	151,424	3,240,474
UnitedHealth Group, Inc.	212,900	50,329,560
		103,063,010
Health Care Technology - 0.1%
Evolent Health, Inc. (a)(b)	85,900	1,417,350
Ping An Healthcare and Technology Co. Ltd. (a)	120,800	843,437
Teladoc, Inc. (a)(b)	112,300	4,828,900
		7,089,687
Pharmaceuticals - 0.8%
Aclaris Therapeutics, Inc. (a)	42,700	757,925
Akcea Therapeutics, Inc.	221,800	5,791,198
AstraZeneca PLC sponsored ADR	69,600	2,472,888
Bayer AG	4,700	561,742
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(c)(d)(f)(g)	9,636	4,914,264
Collegium Pharmaceutical, Inc. (a)	22,500	532,125
CymaBay Therapeutics, Inc. (a)	22,097	256,988
Dova Pharmaceuticals, Inc. (b)	54,700	1,575,907
Intersect ENT, Inc. (a)	30,600	1,222,470
Jazz Pharmaceuticals PLC (a)	55,000	8,362,200
Nektar Therapeutics (a)	158,900	13,293,574
The Medicines Company (a)	170,200	5,121,318
Theravance Biopharma, Inc. (a)	17,300	416,411
Valeant Pharmaceuticals International, Inc. (Canada) (a)	65,100	1,176,357
Zogenix, Inc. (a)	30,000	1,179,000
		47,634,367

TOTAL HEALTH CARE		606,672,360

INDUSTRIALS - 4.8%
Aerospace & Defense - 1.5%
Bombardier, Inc. Class B (sub. vtg.) (a)	1,094,400	3,383,907
Elbit Systems Ltd.	12,800	1,479,936
General Dynamics Corp.	45,300	9,119,343
Northrop Grumman Corp.	81,100	26,117,444
Raytheon Co.	76,900	15,759,886
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	22,703	3,836,807
Class C (c)(d)	686	115,934
The Boeing Co.	79,800	26,618,088
		86,431,345
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	164,700	16,002,252
Airlines - 1.0%
Azul SA sponsored ADR	98,800	3,062,800
Delta Air Lines, Inc.	333,800	17,431,036
InterGlobe Aviation Ltd. (e)	104,816	2,206,888
Ryanair Holdings PLC sponsored ADR (a)	10,400	1,143,688
Southwest Airlines Co.	220,500	11,649,015
Spirit Airlines, Inc. (a)	141,000	5,036,520
United Continental Holdings, Inc. (a)	193,200	13,048,728
Wizz Air Holdings PLC (a)(e)	93,083	4,093,027
		57,671,702
Building Products - 0.1%
Kajaria Ceramics Ltd.	196,204	1,606,480
Masco Corp.	150,300	5,691,861
		7,298,341
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	28,800	1,471,104
Evoqua Water Technologies Corp. (a)	84,500	1,726,335
HomeServe PLC	238,600	2,430,757
		5,628,196
Construction & Engineering - 0.1%
Fluor Corp.	42,300	2,493,585
Electrical Equipment - 0.3%
AMETEK, Inc.	23,300	1,626,340
Fortive Corp.	109,250	7,681,368
Melrose Industries PLC	260,914	818,977
Nidec Corp.	12,600	1,975,521
Regal Beloit Corp.	103,200	7,347,840
		19,450,046
Industrial Conglomerates - 0.4%
General Electric Co.	455,000	6,401,850
Honeywell International, Inc.	93,000	13,455,240
ITT, Inc.	96,000	4,693,440
		24,550,530
Machinery - 0.6%
Aumann AG (e)	42,400	2,565,232
Deere & Co.	72,400	9,797,892
Fanuc Corp.	2,900	621,211
Minebea Mitsumi, Inc.	26,400	530,560
Parker Hannifin Corp.	9,200	1,514,504
Rational AG	3,100	1,944,779
SMC Corp.	1,300	496,121
WABCO Holdings, Inc. (a)	81,800	10,551,382
Xylem, Inc.	103,700	7,559,730
		35,581,411
Professional Services - 0.1%
IHS Markit Ltd. (a)	109,600	5,384,648
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	48,200	5,660,126
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	47,200	1,321,048
United Rentals, Inc. (a)	63,700	9,555,000
Univar, Inc. (a)	70,300	1,937,468
Wolseley PLC	9,252	710,737
		13,524,253
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd.	91,432	559,297

TOTAL INDUSTRIALS		280,235,732

INFORMATION TECHNOLOGY - 40.8%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	32,100	8,492,055
Carvana Co. Class A	39,300	1,030,053
NETGEAR, Inc. (a)	160,600	8,881,180
		18,403,288
Electronic Equipment & Components - 0.2%
ADT, Inc.	73,800	657,558
Dell Technologies, Inc. (a)	144,400	10,363,588
		11,021,146
Internet Software & Services - 13.6%
2U, Inc. (a)	56,300	4,531,587
Akamai Technologies, Inc. (a)	125,300	8,977,745
Alibaba Group Holding Ltd. sponsored ADR (a)	310,000	55,347,400
Alphabet, Inc. Class A (a)	380,013	387,073,642
ANGI Homeservices, Inc. Class A (a)	243,400	3,251,824
CarGurus, Inc. Class A	65,688	2,031,073
Cloudera, Inc.	41,900	597,075
DocuSign, Inc.	16,700	645,121
Dropbox, Inc. Class A (a)	28,600	861,146
eBay, Inc. (a)	97,400	3,689,512
Facebook, Inc. Class A (a)	1,298,455	223,334,260
GMO Internet, Inc.	60,100	1,107,771
GoDaddy, Inc. (a)	106,800	6,895,008
Gogo, Inc. (a)(b)	570,000	5,369,400
GrubHub, Inc. (a)(b)	27,400	2,771,236
IAC/InterActiveCorp (a)	14,500	2,351,030
Match Group, Inc. (a)(b)	23,000	1,083,760
MercadoLibre, Inc.	4,600	1,562,206
Mimecast Ltd. (a)	15,500	589,775
Momo, Inc. ADR (a)	102,500	3,577,250
NetEase, Inc. ADR	6,300	1,619,541
New Relic, Inc. (a)	8,700	608,043
Nutanix, Inc. Class B (e)	230,044	11,637,926
Okta, Inc.	27,300	1,168,713
Shopify, Inc. Class A (a)	80,100	10,730,948
Stamps.com, Inc. (a)	31,700	7,219,675
Tencent Holdings Ltd.	698,000	34,315,723
Twilio, Inc. Class A (a)	36,800	1,553,328
Wix.com Ltd. (a)	75,800	6,234,550
Yandex NV Series A (a)	113,500	3,786,360
		794,522,628
IT Services - 4.2%
Ceridian HCM Holding, Inc.	19,500	615,810
FleetCor Technologies, Inc. (a)	25,900	5,368,552
MasterCard, Inc. Class A	414,800	73,946,396
PayPal Holdings, Inc. (a)	613,500	45,773,235
Square, Inc. (a)	74,000	3,503,160
Visa, Inc. Class A	844,648	107,168,938
Wirecard AG	4,500	614,608
Worldpay, Inc. (a)	121,600	9,876,352
		246,867,051
Semiconductors & Semiconductor Equipment - 7.4%
Analog Devices, Inc.	78,100	6,822,035
Broadcom, Inc.	482,900	110,786,918
Inphi Corp. (a)	205,700	5,878,906
Intel Corp.	407,500	21,035,150
Lam Research Corp.	62,200	11,510,732
Marvell Technology Group Ltd.	1,276,000	25,596,560
Micron Technology, Inc. (a)	1,038,000	47,727,240
Monolithic Power Systems, Inc.	33,256	3,894,278
NVIDIA Corp.	745,720	167,712,428
NXP Semiconductors NV (a)	38,100	3,996,690
Qualcomm, Inc.	230,000	11,732,300
Renesas Electronics Corp. (a)	907,500	9,529,912
WONIK IPS Co. Ltd.	73,788	2,356,420
		428,579,569
Software - 9.8%
Activision Blizzard, Inc.	1,267,328	84,087,213
Adobe Systems, Inc. (a)	225,520	49,975,232
Altair Engineering, Inc. Class A (a)	24,100	698,418
Atom Tickets LLC (c)(d)(f)	344,068	1,999,998
Black Knight, Inc. (a)	11,800	574,070
Citrix Systems, Inc. (a)	12,700	1,306,957
Electronic Arts, Inc. (a)	220,800	26,049,984
Ellie Mae, Inc. (a)	6,200	600,594
HubSpot, Inc. (a)	17,800	1,885,020
Intuit, Inc.	52,700	9,738,433
Microsoft Corp.	1,715,100	160,396,152
Nintendo Co. Ltd.	23,600	9,916,166
Paycom Software, Inc. (a)(b)	101,500	11,592,315
Red Hat, Inc. (a)	196,000	31,959,760
RingCentral, Inc. (a)	40,500	2,715,525
SailPoint Technologies Holding, Inc. (a)	75,700	1,823,613
Salesforce.com, Inc. (a)	1,148,367	138,940,923
SendGrid, Inc. (a)	100,400	2,897,544
Smartsheet, Inc.	13,500	260,550
Snap, Inc. Class A (a)(b)	469,072	6,721,802
Splunk, Inc. (a)	17,100	1,755,315
Talend SA ADR (a)	40,300	1,966,640
Tanium, Inc. Class B (c)(d)	151,000	989,050
Workday, Inc. Class A (a)	97,300	12,146,932
Zendesk, Inc. (a)	235,100	11,461,125
Zscaler, Inc. (a)	49,500	1,479,555
		573,938,886
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	1,849,834	305,703,567
HP, Inc.	75,200	1,616,048
		307,319,615

TOTAL INFORMATION TECHNOLOGY		2,380,652,183

MATERIALS - 2.2%
Chemicals - 2.0%
Cabot Corp.	38,200	2,133,852
CF Industries Holdings, Inc.	630,400	24,459,520
DowDuPont, Inc.	271,693	17,181,865
FMC Corp.	62,436	4,978,022
LG Chemical Ltd.	7,884	2,650,270
LyondellBasell Industries NV Class A	257,400	27,214,902
Orion Engineered Carbons SA	64,700	1,733,960
The Chemours Co. LLC	446,700	21,624,747
The Mosaic Co.	86,600	2,333,870
Tronox Ltd. Class A	377,100	6,478,578
Westlake Chemical Corp.	41,200	4,407,164
		115,196,750
Construction Materials - 0.1%
Buzzi Unicem SpA	22,600	572,035
Loma Negra Compania Industrial Argentina SA ADR (a)	88,600	1,837,564
Summit Materials, Inc.	260,152	7,320,677
		9,730,276
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	4,944,000	3,715,257
Glencore Xstrata PLC	346,149	1,671,237
		5,386,494

TOTAL MATERIALS		130,313,520

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	148,100	8,961,531
UTILITIES - 0.0%
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	184,000	676,680
ENN Energy Holdings Ltd.	82,000	766,826
		1,443,506
TOTAL COMMON STOCKS
(Cost $3,343,492,118)		5,598,981,187

Preferred Stocks - 4.0%
Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(c)(d)(f)	24,573	3,438,500
Topgolf International, Inc. Series F (c)(d)	106,191	1,468,993
		4,907,493
Internet & Direct Marketing Retail - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)(d)	1,581,852	8,841,066
The Honest Co., Inc.:
Series C (a)(c)(d)	167,087	5,221,068
Series D (a)(c)(d)	27,712	934,817
Series E (c)(d)	143,059	2,804,643
		17,801,594
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	94,313	2,769,030
Textiles, Apparel & Luxury Goods - 0.0%
Generation Bio Series B (c)(d)	110,000	1,006,027
TOTAL CONSUMER DISCRETIONARY		26,484,144
CONSUMER STAPLES - 0.8%
Tobacco - 0.8%
JUUL Labs, Inc. Series C (a)(c)(d)	945,100	48,171,747
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)(d)	1,527,120	4,428,648
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (c)(d)	195,114	2,803,788
Axcella Health, Inc. Series C (a)(c)(d)	248,015	3,204,354
Immunocore Ltd. Series A (a)(c)(d)	4,035	1,456,628
		7,464,770
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	813,618	5,805,075
TOTAL HEALTH CARE		13,269,845
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	42,650	7,207,850
Series H (c)(d)	6,348	1,072,812
		8,280,662
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	253,888	1,271,979
TOTAL INDUSTRIALS		9,552,641
INFORMATION TECHNOLOGY - 2.1%
Internet Software & Services - 1.7%
ContextLogic, Inc. Series G (c)(d)	34,750	4,675,022
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	922,232	41,869
Reddit, Inc. Series B (c)(d)	129,280	2,641,190
Starry, Inc. Series C (c)(d)	1,477,502	1,362,257
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	2,578,476	90,504,508
Series E, 8.00% (a)(c)(d)	47,420	1,664,442
		100,889,288
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)(d)	307,049	6,893,250
Software - 0.3%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	323,080	2,203,406
Compass, Inc. Series E (c)(d)	13,605	918,041
Dataminr, Inc. Series D (a)(c)(d)	115,901	1,369,950
Delphix Corp. Series D (a)(c)(d)	242,876	1,561,693
Malwarebytes Corp. Series B (a)(c)(d)	329,349	4,973,170
Taboola.Com Ltd. Series E (a)(c)(d)	289,958	4,862,596
		15,888,856
TOTAL INFORMATION TECHNOLOGY		123,671,394

TOTAL CONVERTIBLE PREFERRED STOCKS		225,578,419

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	14,100	2,925,947
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (c)(d)	945,100	1,171,924

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,097,871

TOTAL PREFERRED STOCKS
(Cost $120,808,091)		229,676,290

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.74% (h)	9,794,591	9,796,550
Fidelity Securities Lending Cash Central Fund 1.74% (h)(i)	113,409,862	113,421,203
TOTAL MONEY MARKET FUNDS
(Cost $123,217,753)		123,217,753
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $3,587,517,962)		5,951,875,230
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(114,813,535)
NET ASSETS - 100%		$5,837,061,695

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $256,593,199 or 4.4% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,467,778 or 0.5% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,709,002
AppNexus, Inc. Series E	8/1/14	$6,150,867
Atom Tickets LLC	8/15/17	$1,999,998
Axcella Health, Inc. Series C	1/30/15	$2,499,991
Blue Bottle Coffee, Inc. Class C (Escrow)	10/30/17	$547,574
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$3,179,880
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,999,997
Cibus Global Ltd. Series C	2/16/18	$1,525,763
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$2,010,032
Compass, Inc. Series E	11/3/17	$918,041
ContextLogic, Inc. Series G	10/24/17	$4,675,022
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Generation Bio Series B	2/21/18	$1,006,027
Immunocore Ltd. Series A	7/27/15	$759,303
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$302,907
JUUL Labs, Inc. Series C	5/22/15	$2,939,260
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$3,372,522
Mulberry Health, Inc. Series A8	1/20/16	$5,495,786
Oportun Finance Corp. Series H	2/6/15	$4,348,169
PAX Labs, Inc. Series A	5/22/15	$699,375
Peloton Interactive, Inc. Series E	3/31/17	$2,042,989
Reddit, Inc. Series B	7/26/17	$1,835,324
Space Exploration Technologies Corp. Class A	4/6/17 - 9/11/17	$2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	$92,610
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Space Exploration Technologies Corp. Series H	8/4/17	$856,980
Starry, Inc. Series C	12/8/17	$1,362,257
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
Tanium, Inc. Class B	4/21/17	$749,609
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
The Honest Co., Inc. Series E	9/28/17	$2,804,643
Topgolf International, Inc. Series F	11/10/17	$1,468,993
Tory Burch LLC	5/14/15	$7,600,030
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$40,000,027
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,579,919
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$5,974,752
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,815
Fidelity Securities Lending Cash Central Fund	1,629,822
Total	$1,742,637

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,628,981,661	$1,554,819,964	$30,233,644	$43,928,053
Consumer Staples	260,328,602	207,252,704	3,064,456	50,011,442
Energy	135,949,956	122,317,565	13,632,391	--
Financials	248,624,546	239,195,242	5,000,656	4,428,648
Health Care	619,942,205	600,348,731	1,409,365	18,184,109
Industrials	289,788,373	271,289,115	4,993,876	13,505,382
Information Technology	2,504,323,577	2,333,431,246	44,231,889	126,660,442
Materials	130,313,520	126,598,263	3,715,257	--
Telecommunication Services	8,961,531	8,961,531	--	--
Utilities	1,443,506	--	1,443,506	--
Money Market Funds	123,217,753	123,217,753	--	--
Total Investments in Securities:	$5,951,875,230	$5,587,432,114	$107,725,040	$256,718,076

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$154,201,176
Net Realized Gain (Loss) on Investment Securities	610,411
Net Unrealized Gain (Loss) on Investment Securities	(36,406,708)
Cost of Purchases	8,966,799
Proceeds of Sales	(711,236)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$126,660,442
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$(36,407,404)
Other Investments in Securities
Beginning Balance	$69,781,675
Net Realized Gain (Loss) on Investment Securities	3,051,521
Net Unrealized Gain (Loss) on Investment Securities	57,874,115
Cost of Purchases	12,530,227
Proceeds of Sales	(11,396,200)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,783,704)
Ending Balance	$130,057,634
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$53,175,273

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$256,718,076	Market approach	Transaction price	$0.92 - $169.00 / $45.48	Increase
			Liquidity preference	$16.35 - $45.76 / $34.80	Increase
		Market comparable	Transaction price	$9.15 - $330.00 / $185.61	Increase
			Enterprise value/Sales multiple (EV/S)	1.1 - 17.6 / 5.9	Increase
			Discount rate	7.5% - 69.1% / 16.6%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	11.8	Increase
			Price/Earnings multiple (P/E)	14.9	Increase
			Discount for lack of marketability	10.0% - 25.0% / 13.7%	Decrease
			Premium rate	7.5% - 108.0% / 34.6%	Increase
			Liquidity preference	$4.84 - $23.41 / $20.64	Increase
			Proxy premium	28.2% - 54.5% / 44.8%	Increase
			Conversion ratio	3.0	Increase
		Recovery value	Recovery value	0.0% - 2.3% / 2.1%	Increase

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Large Cap Growth Fund

April 30, 2018

ZLG-QTLY-0618
1.9881572.101

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 27.0%
Auto Components - 0.1%
Aptiv PLC	87	$7,358
Automobiles - 2.2%
Tesla, Inc. (a)	1,009	296,545
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	102	4,855
Chegg, Inc. (a)	291	6,754
Grand Canyon Education, Inc. (a)	29	3,016
New Oriental Education & Technology Group, Inc. sponsored ADR	315	28,300
Weight Watchers International, Inc. (a)	63	4,413
		47,338
Hotels, Restaurants & Leisure - 3.5%
Accor SA	24	1,358
Alsea S.A.B. de CV	700	2,604
Caesars Entertainment Corp. (a)	1,240	14,074
Chipotle Mexican Grill, Inc. (a)	248	104,986
Delta Corp. Ltd.	442	1,782
Hilton Grand Vacations, Inc. (a)	334	14,362
Hilton Worldwide Holdings, Inc.	100	7,884
Las Vegas Sands Corp.	227	16,646
Marriott International, Inc. Class A	217	29,660
Marriott Vacations Worldwide Corp.	28	3,433
McDonald's Corp.	791	132,445
Melco Crown Entertainment Ltd. sponsored ADR	259	8,083
MGM Mirage, Inc.	812	25,513
Penn National Gaming, Inc.(a)	143	4,334
Restaurant Brands International, Inc.	49	2,666
Royal Caribbean Cruises Ltd.	246	26,615
Shake Shack, Inc. Class A (a)	413	19,663
Six Flags Entertainment Corp.	40	2,530
Starbucks Corp.	59	3,397
U.S. Foods Holding Corp. (a)	696	23,789
Vail Resorts, Inc.	23	5,274
Wyndham Worldwide Corp.	165	18,845
Wynn Resorts Ltd.	14	2,607
		472,550
Household Durables - 0.4%
D.R. Horton, Inc.	206	9,093
Forbo Holding AG (Reg.)	1	1,405
Lennar Corp. Class A	96	5,077
Newell Brands, Inc.	261	7,211
SodaStream International Ltd. (a)	382	36,095
		58,881
Internet & Direct Marketing Retail - 10.5%
Amazon.com, Inc. (a)	624	977,253
JD.com, Inc. sponsored ADR (a)	2,181	79,628
Netflix, Inc. (a)	613	191,538
The Booking Holdings, Inc. (a)	66	143,748
Wayfair LLC Class A (a)	186	11,588
		1,403,755
Media - 0.3%
AMC Entertainment Holdings, Inc. Class A	94	1,640
China Literature Ltd. (a)(b)	1,773	14,282
Comcast Corp. Class A	38	1,193
The Walt Disney Co.	159	15,952
Time Warner, Inc.	42	3,982
Vivendi SA	45	1,190
		38,239
Multiline Retail - 1.4%
Avenue Supermarts Ltd. (a)(b)	73	1,628
B&M European Value Retail S.A.	672	3,750
Dollar General Corp.	28	2,703
Dollar Tree, Inc. (a)	1,500	143,835
Future Retail Ltd.	785	7,093
Macy's, Inc.	818	25,415
Ollie's Bargain Outlet Holdings, Inc. (a)	94	5,847
V-Mart Retail Ltd. (a)	104	3,253
		193,524
Specialty Retail - 3.6%
American Eagle Outfitters, Inc.	65	1,344
Burlington Stores, Inc. (a)	140	19,019
Five Below, Inc. (a)	144	10,168
Floor & Decor Holdings, Inc. Class A	376	20,902
Home Depot, Inc.	1,323	244,490
Inditex SA	264	8,219
Lowe's Companies, Inc.	1,137	93,723
PC Jeweller Ltd.	837	1,812
Ross Stores, Inc.	419	33,876
TJX Companies, Inc.	332	28,170
Ulta Beauty, Inc. (a)	35	8,782
Urban Outfitters, Inc. (a)	206	8,296
		478,801
Textiles, Apparel & Luxury Goods - 4.6%
adidas AG	458	112,773
Canada Goose Holdings, Inc. (a)	518	19,228
Despegar.com Corp.	148	4,345
G-III Apparel Group Ltd. (a)	124	4,525
Homology Medicines, Inc. (a)	200	3,998
Kering SA	199	115,254
lululemon athletica, Inc. (a)	912	91,018
LVMH Moet Hennessy - Louis Vuitton SA	52	18,097
Michael Kors Holdings Ltd. (a)	464	31,747
NIKE, Inc. Class B	1,133	77,486
Prada SpA	4,262	21,625
PVH Corp.	362	57,801
Shenzhou International Group Holdings Ltd.	160	1,747
Tapestry, Inc.	484	26,025
Under Armour, Inc. Class C (non-vtg.) (a)	516	7,921
VF Corp.	219	17,711
		611,301

TOTAL CONSUMER DISCRETIONARY		3,608,292

CONSUMER STAPLES - 3.8%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	98	9,808
Constellation Brands, Inc. Class A (sub. vtg.)	244	56,884
Diageo PLC	174	6,207
Dr. Pepper Snapple Group, Inc.	374	44,865
Fever-Tree Drinks PLC	304	11,869
Monster Beverage Corp. (a)	1,125	61,875
Pernod Ricard SA	8	1,329
The Coca-Cola Co.	30	1,296
		194,133
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	443	87,342
Performance Food Group Co. (a)	403	13,077
		100,419
Food Products - 0.1%
Bunge Ltd.	121	8,740
nLIGHT, Inc. (a)	178	4,438
		13,178
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	176	26,064
Herbalife Nutrition Ltd. (a)	559	59,103
Kose Corp.	31	5,742
		90,909
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	1,192	65,107
Philip Morris International, Inc.	550	45,100
		110,207

TOTAL CONSUMER STAPLES		508,846

ENERGY - 2.3%
Energy Equipment & Services - 0.0%
Shelf Drilling Ltd. (b)	197	1,645
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.	670	45,104
Andeavor	89	12,310
Cenovus Energy, Inc.	269	2,694
Centennial Resource Development, Inc. Class A (a)	72	1,332
Continental Resources, Inc. (a)	785	51,857
Delek U.S. Holdings, Inc.	204	9,663
Diamondback Energy, Inc. (a)	190	24,406
Encana Corp.	211	2,628
EOG Resources, Inc.	210	24,816
Extraction Oil & Gas, Inc. (a)	309	4,363
Marathon Petroleum Corp.	54	4,045
Petronet LNG Ltd.	338	1,151
Phillips 66 Co.	12	1,336
Pioneer Natural Resources Co.	177	35,674
Reliance Industries Ltd.	2,028	29,281
Valero Energy Corp.	161	17,860
Viper Energy Partners LP	50	1,440
Whiting Petroleum Corp. (a)	897	36,616
WPX Energy, Inc. (a)	165	2,820
		309,396

TOTAL ENERGY		311,041

FINANCIALS - 4.4%
Banks - 2.1%
Bank of America Corp.	3,666	109,687
Citigroup, Inc.	818	55,845
HDFC Bank Ltd. sponsored ADR	244	23,378
IndusInd Bank Ltd.	95	2,702
JPMorgan Chase & Co.	799	86,915
Kotak Mahindra Bank Ltd. (a)	291	5,292
		283,819
Capital Markets - 2.0%
Apollo Global Management LLC Class A	134	3,865
BlackRock, Inc. Class A	91	47,457
Cboe Global Markets, Inc.	165	17,619
Charles Schwab Corp.	551	30,680
E*TRADE Financial Corp. (a)	144	8,738
Edelweiss Financial Services Ltd.	619	2,650
Fairfax India Holdings Corp. (a)	246	4,305
Goldman Sachs Group, Inc.	304	72,452
Morgan Stanley	663	34,224
MSCI, Inc.	27	4,045
TD Ameritrade Holding Corp.	630	36,597
		262,632
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	96	18,598
GDS Holdings Ltd. ADR (a)	47	1,371
		19,969
Insurance - 0.1%
Chubb Ltd.	34	4,613
The Travelers Companies, Inc.	61	8,028
		12,641
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	365	10,327

TOTAL FINANCIALS		589,388

HEALTH CARE - 9.4%
Biotechnology - 4.6%
AC Immune SA (a)	317	3,268
ACADIA Pharmaceuticals, Inc. (a)	144	2,277
Acceleron Pharma, Inc. (a)	40	1,396
Achaogen, Inc. (a)	192	2,748
Agios Pharmaceuticals, Inc. (a)	39	3,272
Aimmune Therapeutics, Inc. (a)	302	9,374
Alexion Pharmaceuticals, Inc. (a)	962	113,160
Alkermes PLC (a)	586	25,942
Alnylam Pharmaceuticals, Inc. (a)	519	49,061
Amgen, Inc.	203	35,419
AnaptysBio, Inc. (a)	64	6,002
Arena Pharmaceuticals, Inc. (a)	187	7,450
Ascendis Pharma A/S sponsored ADR (a)	198	12,476
BeiGene Ltd. ADR (a)	59	10,005
BioMarin Pharmaceutical, Inc. (a)	191	15,950
bluebird bio, Inc. (a)	176	29,946
Blueprint Medicines Corp. (a)	31	2,378
Cellectis SA sponsored ADR (a)	40	1,148
DBV Technologies SA sponsored ADR (a)	51	1,119
Denali Therapeutics, Inc. (a)	448	8,279
Editas Medicine, Inc. (a)	309	9,703
Epizyme, Inc. (a)	139	1,786
Exelixis, Inc. (a)	1,142	23,776
FibroGen, Inc. (a)	186	8,454
GenSight Biologics SA (a)(b)	263	994
Global Blood Therapeutics, Inc. (a)	338	14,923
Grifols SA ADR	46	935
Insmed, Inc. (a)	75	1,825
Intellia Therapeutics, Inc. (a)	317	6,346
Intercept Pharmaceuticals, Inc. (a)	143	9,725
Ironwood Pharmaceuticals, Inc. Class A (a)	560	10,147
Merrimack Pharmaceuticals, Inc.	82	695
Neurocrine Biosciences, Inc. (a)	173	14,027
Portola Pharmaceuticals, Inc. (a)	199	7,190
Radius Health, Inc. (a)	35	1,057
Regeneron Pharmaceuticals, Inc. (a)	284	86,245
Sage Therapeutics, Inc. (a)	151	21,732
Sarepta Therapeutics, Inc. (a)	145	11,072
Seattle Genetics, Inc. (a)	198	10,136
Surface Oncology, Inc.	97	1,392
Trevena, Inc. (a)	430	800
Ultragenyx Pharmaceutical, Inc. (a)	71	3,610
Vertex Pharmaceuticals, Inc. (a)	122	18,686
Xencor, Inc. (a)	200	5,798
Zai Lab Ltd. ADR	97	1,811
		613,535
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.	99	22,955
Boston Scientific Corp. (a)	3,779	108,533
Danaher Corp.	229	22,973
DexCom, Inc. (a)	54	3,952
Edwards Lifesciences Corp. (a)	20	2,547
Fisher & Paykel Healthcare Corp.	122	1,094
Hoya Corp.	20	1,072
Insulet Corp. (a)	123	10,578
Intuitive Surgical, Inc. (a)	223	98,294
Invuity, Inc. (a)	285	941
iRhythm Technologies, Inc. (a)	280	16,282
Novocure Ltd. (a)	84	2,293
Penumbra, Inc. (a)	10	1,244
Quanterix Corp. (a)	83	1,407
Stryker Corp.	8	1,355
		295,520
Health Care Providers & Services - 1.9%
Apollo Hospitals Enterprise Ltd.	157	2,574
Humana, Inc.	354	104,140
National Vision Holdings, Inc.	248	8,253
OptiNose, Inc.	707	15,130
UnitedHealth Group, Inc.	491	116,072
		246,169
Health Care Technology - 0.1%
Evolent Health, Inc. (a)	169	2,789
Ping An Healthcare and Technology Co. Ltd. (a)	574	4,008
Teladoc, Inc. (a)	226	9,718
		16,515
Pharmaceuticals - 0.6%
Aclaris Therapeutics, Inc. (a)	88	1,562
Akcea Therapeutics, Inc.	446	11,645
AstraZeneca PLC sponsored ADR	161	5,720
Bayer AG	11	1,315
Collegium Pharmaceutical, Inc. (a)	51	1,206
Dova Pharmaceuticals, Inc.	96	2,766
Intersect ENT, Inc. (a)	46	1,838
Jazz Pharmaceuticals PLC (a)	136	20,677
Nektar Therapeutics (a)	368	30,787
Theravance Biopharma, Inc. (a)	20	481
Valeant Pharmaceuticals International, Inc. (Canada) (a)	150	2,711
Zogenix, Inc. (a)	59	2,319
		83,027

TOTAL HEALTH CARE		1,254,766

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	2,439	7,541
Elbit Systems Ltd.	27	3,122
General Dynamics Corp.	105	21,138
Northrop Grumman Corp.	187	60,221
Raytheon Co.	178	36,479
The Boeing Co.	197	65,711
		194,212
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	363	35,269
Airlines - 1.0%
Azul SA sponsored ADR	213	6,603
Delta Air Lines, Inc.	816	42,612
InterGlobe Aviation Ltd. (b)	217	4,569
Ryanair Holdings PLC sponsored ADR (a)	17	1,869
Southwest Airlines Co.	590	31,170
Spirit Airlines, Inc. (a)	335	11,966
United Continental Holdings, Inc. (a)	427	28,840
Wizz Air Holdings PLC (a)(b)	128	5,628
		133,257
Building Products - 0.1%
Kajaria Ceramics Ltd.	390	3,193
Masco Corp.	303	11,475
		14,668
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	63	3,218
Evoqua Water Technologies Corp. (a)	170	3,473
HomeServe PLC	421	4,289
		10,980
Construction & Engineering - 0.1%
Fluor Corp.	121	7,133
Electrical Equipment - 0.2%
Fortive Corp.	276	19,406
Melrose Industries PLC	432	1,356
Nidec Corp.	16	2,509
		23,271
Industrial Conglomerates - 0.4%
General Electric Co.	1,050	14,774
Honeywell International, Inc.	234	33,855
ITT, Inc.	223	10,902
		59,531
Machinery - 0.6%
Aumann AG (b)	85	5,143
Deere & Co.	165	22,329
Eicher Motors Ltd.	7	3,271
Minebea Mitsumi, Inc.	57	1,146
Parker Hannifin Corp.	19	3,128
Rational AG	8	5,019
SMC Corp.	3	1,145
WABCO Holdings, Inc. (a)	185	23,863
Xylem, Inc.	233	16,986
		82,030
Professional Services - 0.1%
IHS Markit Ltd. (a)	258	12,676
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	97	11,391
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	93	2,603
United Rentals, Inc. (a)	151	22,650
Univar, Inc. (a)	137	3,776
Wolseley PLC	9	691
		29,720
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd.	185	1,132

TOTAL INDUSTRIALS		615,270

INFORMATION TECHNOLOGY - 44.3%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	77	20,370
Carvana Co. Class A	100	2,621
NETGEAR, Inc. (a)	339	18,747
		41,738
Electronic Equipment & Components - 0.2%
ADT, Inc.	172	1,533
Dell Technologies, Inc. (a)	317	22,751
		24,284
Internet Software & Services - 13.7%
2U, Inc. (a)	124	9,981
Akamai Technologies, Inc. (a)	290	20,779
Alibaba Group Holding Ltd. sponsored ADR (a)	673	120,157
Alphabet, Inc. Class A (a)	879	895,332
ANGI Homeservices, Inc. Class A (a)	618	8,256
CarGurus, Inc. Class A	238	7,359
Cloudera, Inc.	98	1,397
DocuSign, Inc.	105	4,056
Dropbox, Inc. Class A (a)	300	9,033
eBay, Inc. (a)	220	8,334
Facebook, Inc. Class A (a)	3,142	540,424
GMO Internet, Inc.	138	2,544
GoDaddy, Inc. (a)	239	15,430
Gogo, Inc. (a)	1,323	12,463
GrubHub, Inc. (a)	62	6,271
IAC/InterActiveCorp (a)	32	5,188
Match Group, Inc. (a)	46	2,168
MercadoLibre, Inc.	12	4,075
Mimecast Ltd. (a)	35	1,332
Momo, Inc. ADR (a)	248	8,655
NetEase, Inc. ADR	5	1,285
New Relic, Inc. (a)	83	5,801
Okta, Inc.	55	2,355
Shopify, Inc. Class A (a)	151	20,229
Stamps.com, Inc. (a)	62	14,121
Tencent Holdings Ltd.	1,631	80,185
Twilio, Inc. Class A (a)	79	3,335
Wix.com Ltd. (a)	174	14,312
Yandex NV Series A (a)	254	8,473
		1,833,330
IT Services - 4.7%
Ceridian HCM Holding, Inc.	127	4,011
FleetCor Technologies, Inc. (a)	61	12,644
MasterCard, Inc. Class A	1,083	193,066
PayPal Holdings, Inc. (a)	1,496	111,617
Square, Inc. (a)	132	6,249
Visa, Inc. Class A	2,196	278,628
Wirecard AG	10	1,366
Worldpay, Inc. (a)	273	22,173
		629,754
Semiconductors & Semiconductor Equipment - 7.6%
Analog Devices, Inc.	181	15,810
Broadcom, Inc.	1,248	286,316
Inphi Corp. (a)	394	11,261
Intel Corp.	943	48,678
Lam Research Corp.	145	26,834
Marvell Technology Group Ltd.	2,845	57,071
Micron Technology, Inc. (a)	2,341	107,639
Monolithic Power Systems, Inc.	96	11,242
NVIDIA Corp.	1,730	389,077
NXP Semiconductors NV (a)	89	9,336
Qualcomm, Inc.	532	27,137
Renesas Electronics Corp. (a)	2,036	21,381
WONIK IPS Co. Ltd.	172	5,493
		1,017,275
Software - 12.0%
Activision Blizzard, Inc.	2,693	178,681
Adobe Systems, Inc. (a)	602	133,403
Altair Engineering, Inc. Class A (a)	276	7,998
Black Knight, Inc. (a)	28	1,362
Citrix Systems, Inc. (a)	28	2,881
Electronic Arts, Inc. (a)	546	64,417
Ellie Mae, Inc.(a)	14	1,356
Intuit, Inc.	115	21,251
Microsoft Corp.	6,574	614,800
Nintendo Co. Ltd.	54	22,690
Paycom Software, Inc. (a)	239	27,296
Red Hat, Inc. (a)	455	74,192
RingCentral, Inc. (a)	92	6,169
SailPoint Technologies Holding, Inc. (a)	363	8,745
Salesforce.com, Inc. (a)	2,843	343,975
SendGrid, Inc. (a)	299	8,629
Smartsheet, Inc.	219	4,227
Snap, Inc. Class A (a)	1,043	14,946
Splunk, Inc. (a)	40	4,106
Talend SA ADR (a)	80	3,904
Tanium, Inc. Class B (c)(d)	131	858
Workday, Inc. Class A (a)	227	28,339
Zendesk, Inc. (a)	330	16,088
Zscaler, Inc. (a)	487	14,556
		1,604,869
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	4,641	766,972
HP, Inc.	176	3,782
		770,754

TOTAL INFORMATION TECHNOLOGY		5,922,004

MATERIALS - 2.2%
Chemicals - 1.9%
Cabot Corp.	81	4,525
CF Industries Holdings, Inc.	1,515	58,782
DowDuPont, Inc.	606	38,323
FMC Corp.	81	6,458
LG Chemical Ltd.	16	5,379
LyondellBasell Industries NV Class A	608	64,284
Orion Engineered Carbons SA	133	3,564
The Chemours Co. LLC	1,071	51,847
The Mosaic Co.	192	5,174
Tronox Ltd. Class A	729	12,524
Westlake Chemical Corp.	95	10,162
		261,022
Construction Materials - 0.2%
Buzzi Unicem SpA	21	532
Loma Negra Compania Industrial Argentina SA ADR (a)	178	3,692
Summit Materials, Inc.	602	16,940
		21,164
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	12,803	9,621
Glencore Xstrata PLC	597	2,882
		12,503

TOTAL MATERIALS		294,689

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	2,321	10,924
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	360	21,784

TOTAL TELECOMMUNICATION SERVICES		32,708

UTILITIES - 0.0%
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	400	1,471
ENN Energy Holdings Ltd.	177	1,655
		3,126
TOTAL COMMON STOCKS
(Cost $10,969,953)		13,140,130

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (c)(d)	217	3,002
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc. Series E (c)(d)	282	5,529
Textiles, Apparel & Luxury Goods - 0.0%
Generation Bio Series B (c)(d)	200	1,829
TOTAL CONSUMER DISCRETIONARY		10,360
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (c)(d)	17	6,305
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (c)(d)	339	4,871
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.9%
ContextLogic, Inc. Series G (c)(d)	67	9,014
Lyft, Inc. Series H (c)(d)	2,516	100,001
Starry, Inc. Series C (c)(d)	3,181	2,933
		111,948
Software - 0.0%
Compass, Inc. Series E (c)(d)	28	1,889
TOTAL INFORMATION TECHNOLOGY		113,837

TOTAL CONVERTIBLE PREFERRED STOCKS		135,373

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	31	6,433
TOTAL PREFERRED STOCKS
(Cost $141,448)		141,806
	Principal Amount	Value

Convertible Bonds - 0.2%
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
PAX Labs, Inc. 10% 12/31/20(b)(d)
(Cost $25,000)	25,000	25,000
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.74% (e)
(Cost $63,489)	63,477	63,489
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,199,890)		13,370,425
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,886
NET ASSETS - 100%		$13,375,311

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,889 or 0.4% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $136,231 or 1.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$4,707
Compass, Inc. Series E	11/3/17	$1,889
ContextLogic, Inc. Series G	10/24/17	$9,014
Generation Bio Series B	2/21/18	$1,829
Lyft, Inc. Series H	11/22/17	$100,001
Roofoods Ltd. Series F	9/12/17	$6,011
Starry, Inc. Series C	12/8/17	$2,933
Tanium, Inc. Class B	4/21/17	$650
The Honest Co., Inc. Series E	9/28/17	$5,529
Topgolf International, Inc. Series F	11/10/17	$3,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,513
Total	$1,513

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,625,085	$3,543,406	$71,319	$10,360
Consumer Staples	515,151	502,639	6,207	6,305
Energy	311,041	280,609	30,432	--
Financials	589,388	568,417	20,971	--
Health Care	1,259,637	1,246,869	7,897	4,871
Industrials	615,270	603,105	12,165	--
Information Technology	6,035,841	5,818,271	102,875	114,695
Materials	294,689	285,068	9,621	--
Telecommunication Services	32,708	21,784	10,924	--
Utilities	3,126	--	3,126	--
Corporate Bonds	25,000	--	--	25,000
Money Market Funds	63,489	63,489	--	--
Total Investments in Securities:	$13,370,425	$12,933,657	$275,537	$161,231

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$2,304
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	666
Cost of Purchases	159,915
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,654)
Ending Balance	$161,231
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$666

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$25,000	Market approach	Transaction price	$100.00	Increase
Equities	$136,231	Market approach	Transaction price	$0.92 - $134.53 / $44.68	Increase
		Market comparable	Transaction price	$9.15	Increase
			Enterprise value/Sales multiple (EV/S)	1.8 - 17.6 / 3.3	Increase
			Discount rate	23.0% - 72.0% / 50.6%	Decrease
			Discount for lack of marketability	15.0%	Decrease
			Premium rate	108.0%	Increase
			Liquidity preference	$4.84	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Growth K6 Fund

April 30, 2018

BCFK6-QTLY-0618
1.9884005.100

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 27.9%
Auto Components - 0.1%
Aptiv PLC	9,869	$834,720
Automobiles - 2.2%
Tesla, Inc. (a)	110,981	32,617,316
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	12,245	582,862
Chegg, Inc. (a)	29,669	688,617
Grand Canyon Education, Inc. (a)	3,359	349,302
New Oriental Education & Technology Group, Inc. sponsored ADR	35,536	3,192,554
Weight Watchers International, Inc. (a)	9,108	638,015
		5,451,350
Hotels, Restaurants & Leisure - 3.7%
Accor SA	2,727	154,349
Alsea S.A.B. de CV	81,600	303,501
Caesars Entertainment Corp. (a)	133,697	1,517,461
Chipotle Mexican Grill, Inc. (a)	29,906	12,660,107
Del Taco Restaurants, Inc. (a)	637	7,109
Delta Corp. Ltd.	31,848	128,394
Hilton Grand Vacations, Inc. (a)	36,707	1,578,401
Hilton Worldwide Holdings, Inc.	16,226	1,279,258
Las Vegas Sands Corp.	26,316	1,929,752
Marriott International, Inc. Class A	25,006	3,417,820
Marriott Vacations Worldwide Corp.	3,126	383,279
McDonald's Corp.	85,463	14,309,925
Melco Crown Entertainment Ltd. sponsored ADR	28,817	899,379
MGM Mirage, Inc.	90,988	2,858,843
Penn National Gaming, Inc. (a)	7,332	222,233
Restaurant Brands International, Inc.	5,300	288,415
Royal Caribbean Cruises Ltd.	28,190	3,049,876
Shake Shack, Inc. Class A (a)(b)	49,201	2,342,460
Six Flags Entertainment Corp.	4,400	278,256
Starbucks Corp.	12,057	694,121
U.S. Foods Holding Corp. (a)	78,532	2,684,224
Vail Resorts, Inc.	2,640	605,378
Wyndham Worldwide Corp.	19,008	2,170,904
Wynn Resorts Ltd.	1,519	282,823
		54,046,268
Household Durables - 0.5%
D.R. Horton, Inc.	19,911	878,872
Forbo Holding AG (Reg.)	81	113,776
Lennar Corp. Class A	10,698	565,817
Newell Brands, Inc.	27,856	769,661
SodaStream International Ltd. (a)	48,144	4,549,127
		6,877,253
Internet & Direct Marketing Retail - 10.7%
Amazon.com, Inc. (a)	70,208	109,954,859
JD.com, Inc. sponsored ADR (a)	244,660	8,932,537
Netflix, Inc. (a)	67,898	21,215,409
The Booking Holdings, Inc. (a)	7,660	16,683,480
Wayfair LLC Class A (a)	11,977	746,167
		157,532,452
Media - 0.2%
AMC Entertainment Holdings, Inc. Class A	9,584	167,241
China Literature Ltd. (a)(c)	123,188	992,292
Comcast Corp. Class A	4,200	131,838
The Walt Disney Co.	17,465	1,752,263
Time Warner, Inc.	4,543	430,676
Vivendi SA	4,596	121,492
		3,595,802
Multiline Retail - 1.5%
Avenue Supermarts Ltd. (a)(c)	3,665	81,718
B&M European Value Retail S.A.	79,954	446,125
Dollar General Corp.	3,030	292,486
Dollar Tree, Inc. (a)	171,019	16,399,012
Future Retail Ltd.	75,965	686,390
Macy's, Inc.	87,003	2,703,183
Ollie's Bargain Outlet Holdings, Inc. (a)	11,977	744,969
V-Mart Retail Ltd. (a)	6,054	189,348
		21,543,231
Specialty Retail - 3.9%
American Eagle Outfitters, Inc.	6,600	136,488
Burlington Stores, Inc. (a)	15,291	2,077,282
Five Below, Inc. (a)	15,685	1,107,518
Floor & Decor Holdings, Inc. Class A	24,352	1,353,728
Home Depot, Inc.	150,132	27,744,394
Inditex SA	28,586	889,937
Lowe's Companies, Inc.	124,378	10,252,479
PC Jeweller Ltd.	79,480	172,073
RH (a)(b)	46,775	4,464,674
Ross Stores, Inc.	48,939	3,956,718
TJX Companies, Inc.	37,862	3,212,591
Ulta Beauty, Inc. (a)	3,729	935,643
Urban Outfitters, Inc. (a)	22,432	903,337
		57,206,862
Textiles, Apparel & Luxury Goods - 4.7%
adidas AG	57,217	14,088,521
Canada Goose Holdings, Inc. (a)	23,340	866,377
Cibus Global Ltd. Series C (d)(e)(f)	133,810	281,001
Despegar.com Corp.	18,483	542,661
G-III Apparel Group Ltd. (a)	14,606	532,973
Homology Medicines, Inc. (a)(b)	12,026	240,400
Kering SA (b)	22,184	12,848,195
lululemon athletica, Inc. (a)	85,666	8,549,467
LVMH Moet Hennessy - Louis Vuitton SA	6,003	2,089,117
Michael Kors Holdings Ltd. (a)	54,377	3,720,474
NIKE, Inc. Class B	116,865	7,992,397
Prada SpA	446,900	2,267,528
PVH Corp.	41,207	6,579,522
Shenzhou International Group Holdings Ltd.	36,000	392,984
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	102,162	2,911,617
Tapestry, Inc.	55,898	3,005,635
Under Armour, Inc. Class C (non-vtg.) (a)(b)	52,423	804,693
VF Corp.	23,073	1,865,914
		69,579,476

TOTAL CONSUMER DISCRETIONARY		409,284,730

CONSUMER STAPLES - 3.9%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	10,846	1,085,468
Constellation Brands, Inc. Class A (sub. vtg.)	27,252	6,353,259
Diageo PLC	22,706	810,030
Dr. Pepper Snapple Group, Inc.	40,816	4,896,287
Fever-Tree Drinks PLC	32,713	1,277,221
Monster Beverage Corp. (a)	128,484	7,066,620
Pernod Ricard SA	875	145,342
The Coca-Cola Co.	3,300	142,593
		21,776,820
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	49,184	9,697,117
Performance Food Group Co. (a)	43,409	1,408,622
		11,105,739
Food Products - 0.1%
Bunge Ltd.	12,673	915,371
nLIGHT, Inc. (a)	1,800	44,874
		960,245
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	20,856	3,088,565
Herbalife Nutrition Ltd. (a)	62,912	6,651,686
Kose Corp.	6,007	1,112,713
		10,852,964
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	134,023	7,320,336
Philip Morris International, Inc.	62,181	5,098,842
		12,419,178

TOTAL CONSUMER STAPLES		57,114,946

ENERGY - 2.4%
Energy Equipment & Services - 0.0%
Shelf Drilling Ltd. (c)	41,301	344,934
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	77,420	5,211,914
Andeavor	10,110	1,398,415
Cenovus Energy, Inc.	28,410	284,554
Centennial Resource Development, Inc. Class A (a)	8,017	148,315
Continental Resources, Inc. (a)	90,473	5,976,646
Delek U.S. Holdings, Inc.	22,259	1,054,409
Diamondback Energy, Inc. (a)	21,944	2,818,707
Encana Corp.	23,199	288,915
EOG Resources, Inc.	24,092	2,846,952
Extraction Oil & Gas, Inc. (a)	33,147	468,036
Marathon Petroleum Corp.	6,476	485,117
Petronet LNG Ltd.	17,729	60,362
Phillips 66 Co.	1,300	144,703
Pioneer Natural Resources Co.	20,175	4,066,271
Reliance Industries Ltd.	179,934	2,597,959
Valero Energy Corp.	16,572	1,838,332
Viper Energy Partners LP	5,411	155,837
Whiting Petroleum Corp. (a)	96,385	3,934,436
WPX Energy, Inc. (a)	17,492	298,938
		34,078,818

TOTAL ENERGY		34,423,752

FINANCIALS - 4.5%
Banks - 2.2%
Bank of America Corp.	409,443	12,250,535
Citigroup, Inc.	93,880	6,409,188
HDFC Bank Ltd. sponsored ADR	28,103	2,692,548
IndusInd Bank Ltd.	8,949	254,562
JPMorgan Chase & Co.	89,064	9,688,382
Kotak Mahindra Bank Ltd. (a)	18,502	336,438
		31,631,653
Capital Markets - 2.1%
Apollo Global Management LLC Class A	14,205	409,672
BlackRock, Inc. Class A	10,470	5,460,105
Cboe Global Markets, Inc.	19,316	2,062,562
Charles Schwab Corp.	66,133	3,682,285
E*TRADE Financial Corp. (a)	16,847	1,022,276
Edelweiss Financial Services Ltd.	58,486	250,369
Fairfax India Holdings Corp. (a)	48,038	840,665
Goldman Sachs Group, Inc.	33,726	8,037,918
Morgan Stanley	72,897	3,762,943
MSCI, Inc.	3,346	501,331
TD Ameritrade Holding Corp.	69,740	4,051,197
		30,081,323
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	10,561	2,045,983
GDS Holdings Ltd. ADR (a)	5,347	155,972
		2,201,955
Insurance - 0.1%
Chubb Ltd.	3,945	535,218
The Travelers Companies, Inc.	6,214	817,762
		1,352,980
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	20,960	593,022

TOTAL FINANCIALS		65,860,933

HEALTH CARE - 9.4%
Biotechnology - 4.7%
AC Immune SA (a)	43,200	445,392
ACADIA Pharmaceuticals, Inc. (a)(b)	14,893	235,458
Acceleron Pharma, Inc. (a)	4,891	170,745
Achaogen, Inc. (a)(b)	23,591	337,587
Agios Pharmaceuticals, Inc. (a)	17,236	1,446,273
Aimmune Therapeutics, Inc. (a)	32,610	1,012,214
Alexion Pharmaceuticals, Inc. (a)	107,857	12,687,219
Alkermes PLC (a)	61,961	2,743,013
Alnylam Pharmaceuticals, Inc. (a)	43,906	4,150,434
Amgen, Inc.	3,539	617,485
AnaptysBio, Inc. (a)	6,819	639,486
Arena Pharmaceuticals, Inc. (a)	22,416	893,053
Ascendis Pharma A/S sponsored ADR (a)	22,533	1,419,804
BeiGene Ltd. ADR (a)	6,381	1,082,090
BioMarin Pharmaceutical, Inc. (a)	21,902	1,829,036
bluebird bio, Inc. (a)	16,491	2,805,944
Blueprint Medicines Corp. (a)	1,385	106,257
Cellectis SA sponsored ADR (a)	7,811	224,176
Chimerix, Inc. (a)	4,501	20,615
Coherus BioSciences, Inc. (a)	35,589	430,627
CytomX Therapeutics, Inc. (a)	8,655	227,627
DBV Technologies SA sponsored ADR (a)	6,033	132,424
Denali Therapeutics, Inc. (a)	46,718	863,349
Editas Medicine, Inc. (a)	33,704	1,058,306
Epizyme, Inc. (a)	18,626	239,344
Exelixis, Inc. (a)	131,689	2,741,765
FibroGen, Inc. (a)	20,116	914,272
GenSight Biologics SA (a)(b)(c)	35,826	135,415
Global Blood Therapeutics, Inc. (a)	39,840	1,758,936
Grifols SA ADR	6,214	126,268
Heron Therapeutics, Inc. (a)	11,528	349,298
Insmed, Inc. (a)	8,064	196,197
Intellia Therapeutics, Inc. (a)	33,960	679,879
Intercept Pharmaceuticals, Inc. (a)	15,361	1,044,702
Ionis Pharmaceuticals, Inc. (a)	6,649	286,106
Ironwood Pharmaceuticals, Inc. Class A (a)	59,802	1,083,612
La Jolla Pharmaceutical Co. (a)	9,257	268,638
Merrimack Pharmaceuticals, Inc.	8,244	69,909
Momenta Pharmaceuticals, Inc. (a)	5,115	106,392
Neurocrine Biosciences, Inc. (a)	32,908	2,668,181
Portola Pharmaceuticals, Inc. (a)	21,391	772,857
Radius Health, Inc. (a)(b)	4,780	144,356
Regeneron Pharmaceuticals, Inc. (a)	33,066	10,041,483
Sage Therapeutics, Inc. (a)	22,778	3,278,210
Sarepta Therapeutics, Inc. (a)	16,107	1,229,931
Seattle Genetics, Inc. (a)	21,589	1,105,141
Seres Therapeutics, Inc. (a)	2,581	19,796
Surface Oncology, Inc.	10,497	150,632
Trevena, Inc. (a)	54,500	101,370
Ultragenyx Pharmaceutical, Inc. (a)	8,496	431,937
Vertex Pharmaceuticals, Inc. (a)	12,208	1,869,777
Xencor, Inc. (a)	24,525	710,980
Zai Lab Ltd. ADR	10,337	192,992
		68,296,990
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.	10,198	2,364,610
Boston Scientific Corp. (a)	427,494	12,277,628
Danaher Corp.	25,960	2,604,307
DexCom, Inc. (a)	5,702	417,272
Edwards Lifesciences Corp. (a)	2,200	280,192
Fisher & Paykel Healthcare Corp.	15,380	137,972
Hoya Corp.	2,100	112,607
Insulet Corp. (a)	12,690	1,091,340
Intuitive Surgical, Inc. (a)	25,160	11,090,025
Invuity, Inc. (a)	34,363	113,398
iRhythm Technologies, Inc. (a)	32,539	1,892,143
Novocure Ltd. (a)	8,543	233,224
Penumbra, Inc. (a)	826	102,713
Quanterix Corp. (a)	9,085	153,991
Stryker Corp.	901	152,647
		33,024,069
Health Care Providers & Services - 1.7%
Apollo Hospitals Enterprise Ltd.	4,778	78,320
Humana, Inc.	37,710	11,093,528
National Vision Holdings, Inc.	27,480	914,534
OptiNose, Inc. (b)	30,124	644,654
UnitedHealth Group, Inc.	54,526	12,889,946
		25,620,982
Health Care Technology - 0.1%
Evolent Health, Inc. (a)(b)	18,691	308,402
Ping An Healthcare and Technology Co. Ltd. (a)	30,500	212,954
Teladoc, Inc. (a)	22,931	986,033
		1,507,389
Pharmaceuticals - 0.7%
Aclaris Therapeutics, Inc. (a)	9,606	170,507
Akcea Therapeutics, Inc. (b)	45,894	1,198,292
AstraZeneca PLC sponsored ADR	17,377	617,405
Bayer AG	1,190	142,228
Collegium Pharmaceutical, Inc. (a)	5,571	131,754
CymaBay Therapeutics, Inc. (a)	528	6,141
Dova Pharmaceuticals, Inc.	12,403	357,330
Intersect ENT, Inc. (a)	6,657	265,947
Jazz Pharmaceuticals PLC (a)	14,494	2,203,668
Nektar Therapeutics (a)	39,812	3,330,672
The Medicines Company (a)	27,684	833,012
Theravance Biopharma, Inc. (a)	3,236	77,891
Valeant Pharmaceuticals International, Inc. (Canada) (a)	16,400	296,348
Zogenix, Inc. (a)	6,820	268,026
		9,899,221

TOTAL HEALTH CARE		138,348,651

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.8%
Bombardier, Inc. Class B (sub. vtg.) (a)	270,430	836,175
Elbit Systems Ltd.	3,039	351,369
General Dynamics Corp.	10,835	2,181,194
Northrop Grumman Corp.	20,328	6,546,429
Raytheon Co.	20,386	4,177,907
The Boeing Co.	37,746	12,590,556
		26,683,630
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	41,644	4,046,131
Airlines - 1.0%
Azul SA sponsored ADR	23,912	741,272
Delta Air Lines, Inc.	92,658	4,838,601
InterGlobe Aviation Ltd. (c)	13,776	290,052
Ryanair Holdings PLC sponsored ADR (a)	2,396	263,488
Southwest Airlines Co.	70,684	3,734,236
Spirit Airlines, Inc. (a)	35,632	1,272,775
United Continental Holdings, Inc. (a)	48,452	3,272,448
Wizz Air Holdings PLC (a)(c)	15,084	663,271
		15,076,143
Building Products - 0.1%
Kajaria Ceramics Ltd.	24,787	202,951
Masco Corp.	36,360	1,376,953
		1,579,904
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	7,141	364,762
Evoqua Water Technologies Corp. (a)	20,829	425,536
HomeServe PLC	57,231	583,045
		1,373,343
Construction & Engineering - 0.0%
Fluor Corp.	11,930	703,274
Electrical Equipment - 0.3%
AMETEK, Inc.	4,886	341,043
Fortive Corp.	33,027	2,322,128
Melrose Industries PLC	58,561	183,816
Nidec Corp.	2,900	454,684
Regal Beloit Corp.	20,928	1,490,074
		4,791,745
Industrial Conglomerates - 0.5%
General Electric Co.	113,323	1,594,455
Honeywell International, Inc.	26,707	3,863,969
ITT, Inc.	23,743	1,160,795
		6,619,219
Machinery - 0.6%
Aumann AG (c)	8,336	504,334
Deere & Co.	17,740	2,400,754
Eicher Motors Ltd.	429	200,440
Fanuc Corp.	300	64,263
Minebea Mitsumi, Inc.	6,100	122,591
Parker Hannifin Corp.	1,653	272,117
Rational AG	947	594,099
SMC Corp.	200	76,326
WABCO Holdings, Inc. (a)	21,052	2,715,497
Xylem, Inc.	26,635	1,941,692
		8,892,113
Professional Services - 0.1%
IHS Markit Ltd. (a)	29,295	1,439,263
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	12,273	1,441,218
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	11,168	312,573
United Rentals, Inc. (a)	18,737	2,810,550
Univar, Inc. (a)	18,101	498,864
Wolseley PLC	1,715	131,746
		3,753,733
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd.	9,677	59,195

TOTAL INDUSTRIALS		76,458,911

INFORMATION TECHNOLOGY - 43.2%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	8,934	2,363,490
Carvana Co. Class A	9,900	259,479
NETGEAR, Inc. (a)	39,834	2,202,820
		4,825,789
Electronic Equipment & Components - 0.2%
ADT, Inc.	18,719	166,786
Dell Technologies, Inc. (a)	35,959	2,580,777
		2,747,563
Internet Software & Services - 13.9%
2U, Inc. (a)	13,276	1,068,585
Akamai Technologies, Inc. (a)	31,273	2,240,710
Alibaba Group Holding Ltd. sponsored ADR (a)	76,406	13,641,527
Alphabet, Inc.:
Class A (a)	86,619	88,228,381
Class C (a)	10,018	10,191,612
ANGI Homeservices, Inc. Class A (a)	59,960	801,066
CarGurus, Inc. Class A	16,176	500,162
Cloudera, Inc.	10,604	151,107
DocuSign, Inc.	4,200	162,246
Dropbox, Inc. Class A (a)	7,307	220,014
eBay, Inc. (a)	24,485	927,492
Facebook, Inc. Class A (a)	355,799	61,197,428
GMO Internet, Inc.	15,000	276,482
GoDaddy, Inc. (a)	26,675	1,722,138
Gogo, Inc. (a)(b)	149,604	1,409,270
GrubHub, Inc. (a)	6,826	690,382
IAC/InterActiveCorp (a)	3,600	583,704
Match Group, Inc. (a)	5,240	246,909
MercadoLibre, Inc.	1,182	401,419
Mimecast Ltd. (a)	3,974	151,211
Momo, Inc. ADR (a)	25,887	903,456
NetEase, Inc. ADR	1,519	390,489
New Relic, Inc. (a)	9,867	689,605
Okta, Inc.	5,779	247,399
Shopify, Inc. Class A (a)	17,777	2,381,574
Stamps.com, Inc. (a)	7,388	1,682,617
Tencent Holdings Ltd.	201,600	9,911,246
Twilio, Inc. Class A (a)	9,326	393,650
Wix.com Ltd. (a)	19,379	1,593,923
Yandex NV Series A (a)	30,179	1,006,771
		204,012,575
IT Services - 4.9%
Ceridian HCM Holding, Inc.	4,900	154,742
FleetCor Technologies, Inc. (a)	6,567	1,361,208
MasterCard, Inc. Class A	122,535	21,844,314
PayPal Holdings, Inc. (a)	170,951	12,754,654
Square, Inc. (a)	18,123	857,943
Visa, Inc. Class A	248,687	31,553,407
Wirecard AG	1,186	161,983
Worldpay, Inc. (a)	29,951	2,432,620
		71,120,871
Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.	19,887	1,737,129
Broadcom, Inc.	133,413	30,607,610
Inphi Corp. (a)	45,455	1,299,104
Intel Corp.	102,774	5,305,194
Lam Research Corp.	15,048	2,784,783
Marvell Technology Group Ltd.	321,636	6,452,018
Micron Technology, Inc. (a)	259,825	11,946,754
Monolithic Power Systems, Inc.	11,687	1,368,548
NVIDIA Corp.	196,510	44,195,099
NXP Semiconductors NV (a)	9,601	1,007,145
Qualcomm, Inc.	57,798	2,948,276
Renesas Electronics Corp. (a)	234,400	2,461,500
WONIK IPS Co. Ltd.	8,259	263,751
		112,376,911
Software - 10.2%
Activision Blizzard, Inc.	305,944	20,299,384
Adobe Systems, Inc. (a)	66,215	14,673,244
Altair Engineering, Inc. Class A (a)	5,182	150,174
Black Knight, Inc. (a)	3,027	147,264
Citrix Systems, Inc. (a)	3,231	332,502
Electronic Arts, Inc. (a)	60,012	7,080,216
Ellie Mae, Inc. (a)	1,600	154,992
HubSpot, Inc. (a)	2,856	302,450
Intuit, Inc.	12,894	2,382,682
Microsoft Corp.	447,843	41,882,277
Nintendo Co. Ltd.	5,800	2,437,024
Paycom Software, Inc. (a)	27,631	3,155,737
Red Hat, Inc. (a)	49,901	8,136,857
RingCentral, Inc. (a)	10,155	680,893
SailPoint Technologies Holding, Inc. (a)	13,546	326,323
Salesforce.com, Inc. (a)	319,795	38,691,997
SendGrid, Inc. (a)	23,877	689,090
Smartsheet, Inc.	3,400	65,620
Snap, Inc. Class A (a)(b)	118,090	1,692,230
Splunk, Inc. (a)	4,228	434,004
Talend SA ADR (a)	9,702	473,458
Workday, Inc. Class A (a)	25,459	3,178,302
Zendesk, Inc. (a)	31,634	1,542,158
Zscaler, Inc. (a)	12,116	362,147
		149,271,025
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	531,561	87,845,771
HP, Inc.	19,152	411,576
Samsung Electronics Co. Ltd.	26	64,428
		88,321,775

TOTAL INFORMATION TECHNOLOGY		632,676,509

MATERIALS - 2.3%
Chemicals - 2.0%
Cabot Corp.	9,330	521,174
CF Industries Holdings, Inc.	168,805	6,549,634
DowDuPont, Inc.	70,667	4,468,981
FMC Corp.	14,889	1,187,100
LG Chemical Ltd.	882	296,491
LyondellBasell Industries NV Class A	69,630	7,361,980
Orion Engineered Carbons SA	15,793	423,252
The Chemours Co. LLC	121,912	5,901,760
The Mosaic Co.	21,782	587,025
Tronox Ltd. Class A	77,000	1,322,860
Westlake Chemical Corp.	10,387	1,111,097
		29,731,354
Construction Materials - 0.2%
Buzzi Unicem SpA	4,206	106,459
Loma Negra Compania Industrial Argentina SA ADR (a)	20,829	431,993
Summit Materials, Inc.	65,739	1,849,895
		2,388,347
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	1,236,000	928,814
Glencore Xstrata PLC	82,000	395,903
		1,324,717

TOTAL MATERIALS		33,444,418

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Bharti Infratel Ltd.	140,286	660,243
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	41,155	2,490,289

TOTAL TELECOMMUNICATION SERVICES		3,150,532

UTILITIES - 0.0%
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	46,000	169,170
ENN Energy Holdings Ltd.	21,000	196,382
		365,552
TOTAL COMMON STOCKS
(Cost $1,359,952,188)		1,451,128,934

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (e)(f)	9,181	127,005
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc. Series E (e)(f)	11,802	231,376
Textiles, Apparel & Luxury Goods - 0.0%
Generation Bio Series B (e)(f)	22,400	204,864
TOTAL CONSUMER DISCRETIONARY		563,245
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (e)(f)	337	124,990
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (e)(f)	6,504	93,462
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
ContextLogic, Inc. Series G (e)(f)	2,862	385,033
Lyft, Inc. Series H (e)(f)	100,639	4,000,008
Starry, Inc. Series C (e)(f)	158,250	145,907
		4,530,948
Software - 0.0%
Compass, Inc. Series E (e)(f)	1,181	79,692
TOTAL INFORMATION TECHNOLOGY		4,610,640

TOTAL CONVERTIBLE PREFERRED STOCKS		5,392,337

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	3,164	656,574
TOTAL PREFERRED STOCKS
(Cost $6,049,692)		6,048,911
	Principal Amount	Value

Convertible Bonds - 0.1%
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
PAX Labs, Inc. 10% 12/31/20(c)(f)
(Cost $1,250,000)	1,250,000	1,250,000
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.74% (g)	7,003,448	7,004,849
Fidelity Securities Lending Cash Central Fund 1.74% (g)(h)	14,438,677	14,440,121
TOTAL MONEY MARKET FUNDS
(Cost $21,445,911)		21,444,970
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,388,697,791)		1,479,872,815
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(14,275,033)
NET ASSETS - 100%		$1,465,597,782

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,262,016 or 0.3% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,673,338 or 0.4% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$90,303
Cibus Global Ltd. Series C	2/16/18	$281,001
Compass, Inc. Series E	11/3/17	$79,692
ContextLogic, Inc. Series G	10/24/17	$385,033
Generation Bio Series B	2/21/18	$204,864
Lyft, Inc. Series H	11/22/17	$4,000,008
Roofoods Ltd. Series F	9/12/17	$119,153
Starry, Inc. Series C	12/8/17	$145,907
The Honest Co., Inc. Series E	9/28/17	$231,376
Topgolf International, Inc. Series F	11/10/17	$127,005

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$69,926
Fidelity Securities Lending Cash Central Fund	53,427
Total	$123,353

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$410,504,549	$402,660,459	$6,999,844	$844,246
Consumer Staples	57,239,936	56,304,916	810,030	124,990
Energy	34,423,752	31,765,431	2,658,321	--
Financials	65,860,933	64,426,542	1,434,391	--
Health Care	138,442,113	137,915,149	433,502	93,462
Industrials	76,458,911	75,642,010	816,901	--
Information Technology	637,287,149	620,328,239	12,348,270	4,610,640
Materials	33,444,418	32,515,604	928,814	--
Telecommunication Services	3,150,532	2,490,289	660,243	--
Utilities	365,552	--	365,552	--
Corporate Bonds	1,250,000	--	--	1,250,000
Money Market Funds	21,444,970	21,444,970	--	--
Total Investments in Securities:	$1,479,872,815	$1,445,493,609	$27,455,868	$6,923,338

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Growth K6 Fund

April 30, 2018

SCPK6-QTLY-0618
1.9884009.100

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Diversified Consumer Services - 1.9%
Bright Horizons Family Solutions, Inc. (a)	14,973	$1,420,638
Grand Canyon Education, Inc. (a)	70,854	7,368,107
		8,788,745
Hotels, Restaurants & Leisure - 6.6%
Boyd Gaming Corp.	67,414	2,238,819
Cedar Fair LP (depositary unit)	60,330	4,086,754
Churchill Downs, Inc.	10,690	2,935,474
Dunkin' Brands Group, Inc.	35,634	2,172,249
Golden Entertainment, Inc. (a)	17,200	460,100
Hilton Grand Vacations, Inc. (a)	84,924	3,651,732
Marriott Vacations Worldwide Corp.	16,136	1,978,435
Six Flags Entertainment Corp.	41,100	2,599,164
Texas Roadhouse, Inc. Class A	41,566	2,663,549
U.S. Foods Holding Corp. (a)	78,246	2,674,448
Vail Resorts, Inc.	22,851	5,239,963
		30,700,687
Household Durables - 4.2%
Cavco Industries, Inc. (a)	37,990	6,471,597
LGI Homes, Inc. (a)(b)	46,136	3,192,611
SodaStream International Ltd. (a)	38,878	3,673,582
Taylor Morrison Home Corp. (a)	147,058	3,494,098
TopBuild Corp. (a)	35,899	2,861,150
		19,693,038
Internet & Direct Marketing Retail - 0.4%
Gaia, Inc. Class A (a)	120,444	1,824,727
Media - 0.5%
Cinemark Holdings, Inc.	57,353	2,246,517
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	34,676	2,156,847
Specialty Retail - 0.5%
The Children's Place Retail Stores, Inc.	19,314	2,463,501
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	14,635	1,468,183
Columbia Sportswear Co.	20,672	1,715,983
		3,184,166

TOTAL CONSUMER DISCRETIONARY		71,058,228

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.6%
Performance Food Group Co. (a)	87,000	2,823,150
Food Products - 1.1%
Nomad Foods Ltd. (a)	137,549	2,268,183
Post Holdings, Inc. (a)	34,537	2,748,109
		5,016,292
Household Products - 0.9%
Central Garden & Pet Co. (a)	48,435	1,815,828
Central Garden & Pet Co. Class A (non-vtg.) (a)	73,050	2,593,275
		4,409,103

TOTAL CONSUMER STAPLES		12,248,545

ENERGY - 0.6%
Energy Equipment & Services - 0.1%
NCS Multistage Holdings, Inc.	19,580	356,748
Oil, Gas & Consumable Fuels - 0.5%
Delek U.S. Holdings, Inc.	54,325	2,573,375

TOTAL ENERGY		2,930,123

FINANCIALS - 6.1%
Banks - 1.4%
First Citizen Bancshares, Inc.	10,290	4,448,264
Prosperity Bancshares, Inc.	27,025	1,939,584
		6,387,848
Capital Markets - 2.9%
Apollo Global Management LLC Class A	122,422	3,530,650
Cboe Global Markets, Inc.	23,443	2,503,244
Hamilton Lane, Inc. Class A	3,271	136,891
Lazard Ltd. Class A	41,604	2,264,090
Legg Mason, Inc.	45,992	1,825,882
MSCI, Inc.	20,885	3,129,200
		13,389,957
Insurance - 0.7%
Enstar Group Ltd. (a)	16,598	3,488,070
Thrifts & Mortgage Finance - 1.1%
Essent Group Ltd. (a)	85,008	2,801,864
Meridian Bancorp, Inc. Maryland	131,005	2,475,995
		5,277,859

TOTAL FINANCIALS		28,543,734

HEALTH CARE - 21.2%
Biotechnology - 8.9%
Abeona Therapeutics, Inc. (a)(b)	76,719	1,338,747
Acceleron Pharma, Inc. (a)	37,788	1,319,179
Achaogen, Inc. (a)(b)	81,021	1,159,411
Acorda Therapeutics, Inc. (a)	35,240	814,044
Alder Biopharmaceuticals, Inc. (a)	87,511	1,242,656
Amarin Corp. PLC ADR (a)(b)	97,448	267,982
AnaptysBio, Inc. (a)	20,875	1,957,658
Arena Pharmaceuticals, Inc. (a)	31,271	1,245,837
Argenx SE ADR	19,677	1,724,099
Ascendis Pharma A/S sponsored ADR (a)	49,628	3,127,060
Atara Biotherapeutics, Inc. (a)	36,075	1,455,626
Audentes Therapeutics, Inc. (a)	60,626	2,264,987
Blueprint Medicines Corp. (a)	34,041	2,611,626
Epizyme, Inc. (a)	48,594	624,433
Fate Therapeutics, Inc. (a)(b)	104,545	1,055,905
FibroGen, Inc. (a)	35,628	1,619,293
Five Prime Therapeutics, Inc. (a)	16,543	277,095
Foundation Medicine, Inc. (a)	1,936	147,814
Global Blood Therapeutics, Inc. (a)	49,069	2,166,396
Heron Therapeutics, Inc. (a)	20,480	620,544
Kura Oncology, Inc. (a)	14,231	215,600
Ligand Pharmaceuticals, Inc. Class B (a)	11,135	1,724,255
Loxo Oncology, Inc. (a)	27,086	3,410,398
Mirati Therapeutics, Inc. (a)	51,645	1,590,666
Sarepta Therapeutics, Inc. (a)	54,180	4,137,185
Spark Therapeutics, Inc. (a)(b)	19,600	1,495,872
Stemline Therapeutics, Inc. (a)	85,927	1,477,944
TESARO, Inc. (a)	8,284	421,738
		41,514,050
Health Care Equipment & Supplies - 3.8%
Cantel Medical Corp.	36,970	4,143,228
ICU Medical, Inc. (a)	11,562	2,910,155
Inogen, Inc. (a)	13,117	1,843,988
Insulet Corp. (a)	59,162	5,087,932
Integra LifeSciences Holdings Corp. (a)	5,631	347,039
iRhythm Technologies, Inc. (a)	34,980	2,034,087
Quanterix Corp. (a)	86,994	1,474,548
		17,840,977
Health Care Providers & Services - 3.7%
Chemed Corp.	6,700	2,065,074
G1 Therapeutics, Inc.	49,595	1,901,968
Magellan Health Services, Inc. (a)	74,250	6,225,863
Molina Healthcare, Inc. (a)	57,162	4,758,737
Tivity Health, Inc. (a)	68,597	2,466,062
		17,417,704
Health Care Technology - 0.1%
HTG Molecular Diagnostics (a)	70,690	282,053
Life Sciences Tools & Services - 0.9%
ICON PLC (a)	36,969	4,348,663
Pharmaceuticals - 3.8%
Aclaris Therapeutics, Inc. (a)	63,866	1,133,622
Aerie Pharmaceuticals, Inc. (a)	35,357	1,810,278
Akcea Therapeutics, Inc. (b)	41,603	1,086,254
Avexis, Inc. (a)	21,588	4,590,904
Catalent, Inc. (a)	57,912	2,380,762
Nektar Therapeutics (a)	69,137	5,784,001
The Medicines Company (a)	14,927	449,153
Theravance Biopharma, Inc. (a)	14,368	345,838
Zogenix, Inc. (a)	4,480	176,064
		17,756,876

TOTAL HEALTH CARE		99,160,323

INDUSTRIALS - 18.3%
Aerospace & Defense - 2.8%
BWX Technologies, Inc.	66,155	4,485,309
HEICO Corp. Class A	72,138	5,204,757
Teledyne Technologies, Inc. (a)	18,635	3,486,422
		13,176,488
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	33,739	2,139,053
Airlines - 1.8%
Allegiant Travel Co.	21,600	3,461,400
SkyWest, Inc.	89,587	5,097,500
		8,558,900
Commercial Services & Supplies - 1.5%
Copart, Inc. (a)	100,051	5,110,605
Viad Corp.	41,254	2,093,641
		7,204,246
Construction & Engineering - 2.9%
Dycom Industries, Inc. (a)	43,938	4,563,401
EMCOR Group, Inc.	45,327	3,335,614
Jacobs Engineering Group, Inc.	38,686	2,247,270
KBR, Inc.	195,062	3,255,585
		13,401,870
Electrical Equipment - 1.1%
Generac Holdings, Inc. (a)	113,053	5,088,516
Industrial Conglomerates - 1.0%
ITT, Inc.	93,299	4,561,388
Machinery - 1.9%
AGCO Corp.	23,563	1,476,929
Allison Transmission Holdings, Inc.	45,145	1,760,204
Milacron Holdings Corp. (a)	85,504	1,541,637
Oshkosh Corp.	26,628	1,921,476
WABCO Holdings, Inc. (a)	16,401	2,115,565
		8,815,811
Professional Services - 3.6%
Asgn, Inc. (a)	96,870	7,810,628
Exponent, Inc.	56,843	4,911,235
FTI Consulting, Inc. (a)	21,148	1,235,043
Insperity, Inc.	33,993	2,727,938
		16,684,844
Trading Companies & Distributors - 1.2%
SiteOne Landscape Supply, Inc. (a)	49,770	3,409,245
Univar, Inc. (a)	81,783	2,253,939
		5,663,184

TOTAL INDUSTRIALS		85,294,300

INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 0.7%
InterDigital, Inc.	42,380	3,155,191
Electronic Equipment & Components - 1.4%
Dolby Laboratories, Inc. Class A	35,303	2,111,825
II-VI, Inc. (a)	48,632	1,852,879
Novanta, Inc. (a)	39,277	2,309,488
		6,274,192
Internet Software & Services - 11.3%
2U, Inc. (a)	160,965	12,956,071
ANGI Homeservices, Inc. Class A (a)(b)	136,205	1,819,699
BlackLine, Inc. (a)	61,421	2,542,829
DocuSign, Inc.	1,400	54,082
Five9, Inc. (a)	67,059	1,969,523
GoDaddy, Inc. (a)	94,616	6,108,409
Gogo, Inc. (a)(b)	167,823	1,580,893
GrubHub, Inc. (a)(b)	52,094	5,268,787
Instructure, Inc. (a)	52,162	2,115,169
MINDBODY, Inc. (a)(b)	64,720	2,566,148
New Relic, Inc. (a)	32,954	2,303,155
Okta, Inc.	83,585	3,578,274
ShotSpotter, Inc. (b)	35,327	979,971
Stamps.com, Inc. (a)	32,216	7,337,194
Yext, Inc.	118,303	1,578,162
		52,758,366
IT Services - 3.5%
EPAM Systems, Inc. (a)	50,825	5,811,839
Genpact Ltd.	95,961	3,060,196
Interxion Holding N.V. (a)	30,077	1,955,607
Leidos Holdings, Inc.	87,012	5,588,781
		16,416,423
Semiconductors & Semiconductor Equipment - 1.5%
Entegris, Inc.	167,240	5,385,128
PDF Solutions, Inc. (a)	143,767	1,603,002
		6,988,130
Software - 6.8%
8x8, Inc. (a)	71,805	1,454,051
Black Knight, Inc. (a)	55,820	2,715,643
Cardlytics, Inc. (a)	127,344	1,785,363
Everbridge, Inc. (a)	107,851	4,028,235
HubSpot, Inc. (a)	40,500	4,288,950
Model N, Inc. (a)	67,768	1,162,221
Proofpoint, Inc. (a)	31,872	3,758,984
PROS Holdings, Inc. (a)	116,411	3,436,453
RingCentral, Inc. (a)	35,883	2,405,955
Talend SA ADR (a)	34,948	1,705,462
Workiva, Inc. (a)	51,655	1,162,238
Zendesk, Inc. (a)	50,986	2,485,568
Zscaler, Inc. (a)	50,019	1,495,068
		31,884,191

TOTAL INFORMATION TECHNOLOGY		117,476,493

MATERIALS - 4.2%
Chemicals - 1.5%
Orion Engineered Carbons SA	83,167	2,228,876
The Chemours Co. LLC	101,404	4,908,968
		7,137,844
Construction Materials - 1.5%
Eagle Materials, Inc.	37,419	3,702,984
Summit Materials, Inc.	114,374	3,218,484
		6,921,468
Containers & Packaging - 1.0%
Avery Dennison Corp.	27,665	2,899,569
Berry Global Group, Inc. (a)	29,066	1,598,630
		4,498,199
Paper & Forest Products - 0.2%
Neenah, Inc.	13,174	1,027,572
Quintis Ltd. (a)(c)	547,553	4
		1,027,576

TOTAL MATERIALS		19,585,087

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Rexford Industrial Realty, Inc.	62,459	1,908,122
Store Capital Corp.	67,177	1,694,876
Terreno Realty Corp.	55,967	2,079,174
		5,682,172
TOTAL COMMON STOCKS
(Cost $413,372,756)		441,979,005

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Compass, Inc. Series E (c)(d)
(Cost $1,124,254)	16,661	1,124,254

Investment Companies - 0.8%
iShares Russell 2000 Growth Index ETF
(Cost $3,596,462)	18,307	3,496,454

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 1.74% (e)	22,836,516	22,841,083
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	4,697,027	4,697,496
TOTAL MONEY MARKET FUNDS
(Cost $27,538,614)		27,538,579
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $445,632,086)		474,138,292
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(7,023,083)
NET ASSETS - 100%		$467,115,209

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,124,254 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,124,254

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,164
Fidelity Securities Lending Cash Central Fund	119,006
Total	$195,170

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$71,058,228	$71,058,228	$--	$--
Consumer Staples	12,248,545	12,248,545	--	--
Energy	2,930,123	2,930,123	--	--
Financials	28,543,734	28,543,734	--	--
Health Care	99,160,323	99,160,323	--	--
Industrials	85,294,300	85,294,300	--	--
Information Technology	118,600,747	117,476,493	--	1,124,254
Materials	19,585,087	19,585,083	--	4
Real Estate	5,682,172	5,682,172	--	--
Investment Companies	3,496,454	3,496,454	--	--
Money Market Funds	27,538,579	27,538,579	--	--
Total Investments in Securities:	$474,138,292	$473,014,034	$--	$1,124,258

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018